UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21714

MML Series Investment Fund II

(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT	06082
(Address of principal executive offices)		(Zip code)
Richard J. Byrne
100 Bright Meadow Blvd., Enfield, CT	06082
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(860) 562-1000

Date of fiscal year end:	12/31/13

Date of reporting period:	9/30/13

Item 1. Schedule of Investments.

MML Blend Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 64.6%

COMMON STOCK — 64.5%
Basic Materials — 1.6%
Chemicals — 1.1%
Air Products & Chemicals, Inc.	2,205	$234,987
Airgas, Inc.	72	7,636
CF Industries Holdings, Inc.	1,528	322,148
The Dow Chemical Co.	42,173	1,619,443
E.I. du Pont de Nemours & Co.	23,860	1,397,242
Eastman Chemical Co.	4,170	324,843
Ecolab, Inc.	722	71,305
International Flavors & Fragrances, Inc.	2,660	218,918
LyondellBasell Industries NV Class A	19,200	1,406,016
Monsanto Co.	874	91,219
The Mosaic Co.	5,100	219,402
PPG Industries, Inc.	5,549	927,016
Praxair, Inc.	306	36,784
The Sherwin-Williams Co.	613	111,676
Sigma-Aldrich Corp.	1,346	114,814

		7,103,449

Forest Products & Paper — 0.1%
International Paper Co.	14,987	671,418
MeadWestvaco Corp.	387	14,853

		686,271

Iron & Steel — 0.2%
Allegheny Technologies, Inc.	45	1,373
Cliffs Natural Resources, Inc.	37,546	769,693
Nucor Corp.	2,356	115,491
United States Steel Corp.	9,942	204,706

		1,091,263

Mining — 0.2%
Alcoa, Inc.	126,026	1,023,331
Freeport-McMoRan Copper & Gold, Inc.	5,364	177,441
Newmont Mining Corp.	3,770	105,937
Vulcan Materials Co.	2,665	138,074

		1,444,783

		10,325,766

Communications — 6.6%
Advertising — 0.1%
The Interpublic Group of Companies, Inc.	2,722	46,764
Omnicom Group, Inc.	4,547	288,462

		335,226

	Number of Shares	Value
Internet — 1.6%
Akamai Technologies, Inc. (a)	226	$11,684
Amazon.com, Inc. (a)	1,280	400,179
eBay, Inc. (a)	1,977	110,297
Expedia, Inc.	2,667	138,124
F5 Networks, Inc. (a)	770	66,035
Google, Inc. Class A (a)	5,050	4,423,346
Netflix, Inc. (a)	1,209	373,835
Priceline.com, Inc. (a)	1,761	1,780,283
Symantec Corp.	38,055	941,861
TripAdvisor, Inc. (a)	4,667	353,945
VeriSign, Inc. (a)	23,591	1,200,546
Yahoo!, Inc. (a)	16,829	558,050

		10,358,185

Media — 2.4%
Cablevision Systems Corp. Class A	9,600	161,664
CBS Corp. Class B	20,657	1,139,440
Comcast Corp. Class A	106,212	4,795,472
DIRECTV (a)	17,828	1,065,223
Discovery Communications, Inc. Series A (a)	600	50,652
Gannett Co., Inc.	13,512	361,986
The McGraw Hill Financial, Inc.	8,748	573,781
News Corp. Class A (a)	5,566	89,390
Scripps Networks Interactive Class A	3,872	302,442
Time Warner Cable, Inc.	13,686	1,527,358
Time Warner, Inc.	35,715	2,350,404
Twenty-First Century Fox Class A	28,067	940,244
Viacom, Inc. Class B	8,010	669,476
The Walt Disney Co.	14,612	942,328
The Washington Post Co. Class B	1,062	649,254

		15,619,114

Telecommunications — 2.5%
AT&T, Inc.	178,409	6,033,792
CenturyLink, Inc.	15,828	496,683
Cisco Systems, Inc.	165,642	3,879,336
Corning, Inc.	21,867	319,040
Crown Castle International Corp. (a)	700	51,121
Frontier Communications Corp.	30,456	127,001
Harris Corp.	8,670	514,131
JDS Uniphase Corp. (a)	23	338
Juniper Networks, Inc. (a)	9,089	180,508
Motorola Solutions, Inc.	3,737	221,903
QUALCOMM, Inc.	16,000	1,077,760
Verizon Communications, Inc.	65,555	3,058,796
Windstream Corp.	3,756	30,048

		15,990,457

		42,302,982

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Cyclical — 6.4%
Airlines — 0.4%
Delta Air Lines, Inc.	61,300	$1,446,067
Southwest Airlines Co.	75,083	1,093,208

		2,539,275

Apparel — 0.3%
Nike, Inc. Class B	21,382	1,553,188
Ralph Lauren Corp.	870	143,315
VF Corp.	2,000	398,100

		2,094,603

Auto Manufacturers — 0.6%
Ford Motor Co.	133,513	2,252,364
General Motors Co. (a)	30,200	1,086,294
Paccar, Inc.	5,922	329,619

		3,668,277

Automotive & Parts — 0.4%
BorgWarner, Inc.	4,600	466,394
Delphi Automotive PLC	13,400	782,828
The Goodyear Tire & Rubber Co. (a)	29,951	672,400
Johnson Controls, Inc.	21,672	899,388

		2,821,010

Distribution & Wholesale — 0.1%
Fastenal Co.	82	4,121
Fossil Group, Inc. (a)	1,930	224,343
Genuine Parts Co.	2,834	229,242
W.W. Grainger, Inc.	442	115,676

		573,382

Entertainment — 0.1%
International Game Technology	25,191	476,866

Home Builders — 0.1%
D.R. Horton, Inc.	4,347	84,462
Lennar Corp. Class A	2,100	74,340
PulteGroup, Inc.	7,573	124,955

		283,757

Home Furnishing — 0.1%
Harman International Industries, Inc.	1,869	123,784
Whirlpool Corp.	4,973	728,246

		852,030

Housewares — 0.0%
Newell Rubbermaid, Inc.	5,738	157,795

Leisure Time — 0.1%
Carnival Corp.	11,064	361,129
Harley-Davidson, Inc.	1,502	96,488

		457,617

Lodging — 0.3%
Marriott International, Inc. Class A	169	7,108
Starwood Hotels & Resorts Worldwide, Inc.	10,915	725,302
Wyndham Worldwide Corp.	16,409	1,000,457

	Number of Shares	Value
Wynn Resorts Ltd.	2,238	$353,626

		2,086,493

Retail — 3.8%
Abercrombie & Fitch Co. Class A	5,834	206,348
AutoNation, Inc. (a)	499	26,033
AutoZone, Inc. (a)	1,134	479,376
Bed Bath & Beyond, Inc. (a)	3,264	252,503
Best Buy Co., Inc.	52,792	1,979,700
CarMax, Inc. (a)	5,200	252,044
Chipotle Mexican Grill, Inc. (a)	630	270,081
Coach, Inc.	3,920	213,758
Costco Wholesale Corp.	7,856	904,383
CVS Caremark Corp.	20,064	1,138,632
Darden Restaurants, Inc.	54	2,500
Dollar General Corp. (a)	3,200	180,672
Dollar Tree, Inc. (a)	40	2,286
Family Dollar Stores, Inc.	35	2,521
GameStop Corp. Class A	19,151	950,847
The Gap, Inc.	10,190	410,453
The Home Depot, Inc.	55,107	4,179,866
J.C. Penney Co., Inc. (a)	24,429	215,464
Kohl’s Corp.	6,330	327,577
L Brands, Inc.	5,450	332,995
Lowe’s Cos., Inc.	51,295	2,442,155
Macy’s, Inc.	17,451	755,105
McDonald’s Corp.	6,170	593,616
Nordstrom, Inc.	4,008	225,250
O’Reilly Automotive, Inc. (a)	5,763	735,301
PetSmart, Inc.	1,800	137,268
PVH Corp.	20	2,374
Ross Stores, Inc.	92	6,698
Staples, Inc.	26,965	395,037
Starbucks Corp.	20,077	1,545,327
Target Corp.	2,286	146,258
Tiffany & Co.	3,502	268,323
The TJX Cos., Inc.	16,406	925,134
Urban Outfitters, Inc. (a)	6,400	235,328
Wal-Mart Stores, Inc.	25,222	1,865,419
Walgreen Co.	28,457	1,530,986
Yum! Brands, Inc.	35	2,499

		24,140,117

Textiles — 0.0%
Cintas Corp.	978	50,074

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	7,761	365,854
Mattel, Inc.	4,690	196,323

		562,177

		40,763,473

Consumer, Non-cyclical — 15.0%
Agriculture — 0.9%
Altria Group, Inc.	60,759	2,087,072

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Archer-Daniels-Midland Co.	26,292	$968,597
Lorillard, Inc.	13,512	605,067
Philip Morris International, Inc.	23,736	2,055,300
Reynolds American, Inc.	5,234	255,315

		5,971,351

Beverages — 1.4%
Brown-Forman Corp. Class B	6	409
The Coca-Cola Co.	108,930	4,126,269
Coca-Cola Enterprises, Inc.	5,578	224,291
Constellation Brands, Inc. Class A (a)	1,412	81,049
Dr. Pepper Snapple Group, Inc.	3,504	157,049
Molson Coors Brewing Co. Class B	19,333	969,163
Monster Beverage Corp. (a)	2,200	114,950
PepsiCo, Inc.	42,960	3,415,320

		9,088,500

Biotechnology — 1.0%
Alexion Pharmaceuticals, Inc. (a)	920	106,867
Amgen, Inc.	19,331	2,163,912
Biogen Idec, Inc. (a)	3,122	751,653
Celgene Corp. (a)	17,228	2,651,906
Life Technologies Corp. (a)	3,611	270,211
Regeneron Pharmaceuticals, Inc. (a)	570	178,336

		6,122,885

Commercial Services — 1.5%
The ADT Corp.	3,000	121,980
Automatic Data Processing, Inc.	11,209	811,307
Equifax, Inc.	1,742	104,259
H&R Block, Inc.	40,163	1,070,746
Iron Mountain, Inc.	3,545	95,786
MasterCard, Inc. Class A	1,930	1,298,465
McKesson Corp.	13,775	1,767,332
Moody’s Corp.	6,730	473,321
Paychex, Inc.	5,164	209,865
Quanta Services, Inc. (a)	2,613	71,884
Robert Half International, Inc.	1,826	71,269
Total System Services, Inc.	37,407	1,100,514
Visa, Inc. Class A	6,238	1,192,082
Western Union Co.	57,488	1,072,726

		9,461,536

Cosmetics & Personal Care — 1.1%
Avon Products, Inc.	20,792	428,315
Colgate-Palmolive Co.	21,056	1,248,621
The Estee Lauder Cos., Inc. Class A	1,310	91,569
The Procter & Gamble Co.	74,129	5,603,411

		7,371,916

Foods — 1.3%
Campbell Soup Co.	1,624	66,113
ConAgra Foods, Inc.	3,574	108,435
General Mills, Inc.	17,562	841,571
The Hershey Co.	4,847	448,348

	Number of Shares	Value
Hormel Foods Corp.	5,766	$242,864
The J.M. Smucker Co.	1,925	202,202
Kellogg Co.	3,628	213,072
Kraft Foods Group, Inc.	19,458	1,020,378
The Kroger Co.	30,629	1,235,574
McCormick & Co., Inc.	161	10,417
Mondelez International, Inc. Class A	39,875	1,252,872
Safeway, Inc.	12,400	396,676
Sysco Corp.	4,234	134,768
Tyson Foods, Inc. Class A	75,901	2,146,480
Whole Foods Market, Inc.	4,250	248,625

		8,568,395

Health Care – Products — 2.4%
Baxter International, Inc.	17,661	1,160,151
Becton, Dickinson & Co.	6,106	610,722
Boston Scientific Corp. (a)	47,804	561,219
C.R. Bard, Inc.	2,722	313,574
CareFusion Corp. (a)	26,990	995,931
Covidien PLC	12,300	749,562
Intuitive Surgical, Inc. (a)	56	21,071
Johnson & Johnson	78,852	6,835,680
Medtronic, Inc.	48,748	2,595,831
St. Jude Medical, Inc.	9,591	514,461
Stryker Corp.	8,550	577,895
Varian Medical Systems, Inc. (a)	1,297	96,925
Zimmer Holdings, Inc.	4,615	379,076

		15,412,098

Health Care – Services — 1.2%
Aetna, Inc.	18,177	1,163,692
Cigna Corp.	15,992	1,229,145
DaVita HealthCare Partners, Inc. (a)	3,730	212,237
Humana, Inc.	7,094	662,083
Laboratory Corporation of America Holdings (a)	1,842	182,616
Quest Diagnostics, Inc.	2,209	136,494
Tenet Healthcare Corp. (a)	949	39,089
Thermo Fisher Scientific, Inc.	12,291	1,132,616
UnitedHealth Group, Inc.	25,264	1,809,155
WellPoint, Inc.	13,456	1,125,056

		7,692,183

Household Products — 0.4%
Avery Dennison Corp.	27,315	1,188,749
Beam, Inc.	863	55,793
The Clorox Co.	1,943	158,782
Kimberly-Clark Corp.	9,315	877,659

		2,280,983

Pharmaceuticals — 3.8%
Abbott Laboratories	67,922	2,254,331
AbbVie, Inc.	75,422	3,373,626
Actavis, Inc. (a)	6	864
Allergan, Inc.	5,415	489,787

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
AmerisourceBergen Corp.	9,707	$593,098
Bristol-Myers Squibb Co.	11,267	521,437
Cardinal Health, Inc.	12,578	655,943
DENTSPLY International, Inc.	1,356	58,864
Eli Lilly & Co.	48,514	2,441,709
Express Scripts Holding Co. (a)	21,201	1,309,798
Forest Laboratories, Inc. (a)	4,116	176,124
Gilead Sciences, Inc. (a)	11,470	720,775
Hospira, Inc. (a)	9,217	361,491
Mead Johnson Nutrition Co.	3,412	253,375
Merck & Co., Inc.	72,583	3,455,676
Mylan, Inc. (a)	6,347	242,265
Patterson Cos., Inc.	3,086	124,057
Perrigo Co.	210	25,910
Pfizer, Inc.	244,741	7,026,514
Zoetis, Inc.	20	622

		24,086,266

		96,056,113

Diversified — 0.1%
Holding Company – Diversified — 0.1%
Leucadia National Corp.	12,537	341,508

Energy — 6.1%
Coal — 0.1%
CONSOL Energy, Inc.	1,081	36,376
Peabody Energy Corp.	24,176	417,036

		453,412

Energy – Alternate Sources — 0.1%
First Solar, Inc. (a)	13,200	530,772

Oil & Gas — 5.0%
Anadarko Petroleum Corp.	22,538	2,095,809
Apache Corp.	7,021	597,768
Cabot Oil & Gas Corp.	148	5,523
Chesapeake Energy Corp.	16,590	429,349
Chevron Corp.	48,538	5,897,367
ConocoPhillips	35,039	2,435,561
Denbury Resources, Inc. (a)	8,474	156,006
Devon Energy Corp.	11,247	649,627
Diamond Offshore Drilling, Inc.	2,578	160,661
Ensco PLC Class A	5,400	290,250
EOG Resources, Inc.	5,304	897,861
EQT Corp.	97	8,606
Exxon Mobil Corp.	111,137	9,562,227
Helmerich & Payne, Inc.	17,500	1,206,625
Hess Corp.	8,632	667,599
Marathon Oil Corp.	20,127	702,030
Marathon Petroleum Corp.	22,813	1,467,332
Murphy Oil Corp.	15,011	905,464
Nabors Industries Ltd.	21,965	352,758
Newfield Exploration Co. (a)	2,100	57,477
Noble Corp.	6,500	245,505
Noble Energy, Inc.	6,556	439,318

	Number of Shares	Value
Occidental Petroleum Corp.	5,815	$543,935
Phillips 66	20,769	1,200,864
Pioneer Natural Resources Co.	1	189
QEP Resources, Inc.	89	2,464
Range Resources Corp.	99	7,513
Rowan Cos. PLC Class A (a)	5,299	194,579
Southwestern Energy Co. (a)	200	7,276
Tesoro Corp.	2,087	91,786
Valero Energy Corp.	24,300	829,845
WPX Energy, Inc. (a)	3,382	65,137

		32,174,311

Oil & Gas Services — 0.8%
Baker Hughes, Inc.	6,731	330,492
Cameron International Corp. (a)	106	6,187
FMC Technologies, Inc. (a)	340	18,843
Halliburton Co.	36,367	1,751,071
National Oilwell Varco, Inc.	1,994	155,751
Schlumberger Ltd.	33,864	2,992,223

		5,254,567

Pipelines — 0.1%
Kinder Morgan, Inc.	4,438	157,860
ONEOK, Inc.	1,200	63,984
Spectra Energy Corp.	1,064	36,421
The Williams Cos., Inc.	2,148	78,101

		336,366

		38,749,428

Financial — 11.8%
Banks — 3.5%
Bank of America Corp.	396,598	5,473,052
Bank of New York Mellon Corp.	30,007	905,911
BB&T Corp.	18,966	640,103
Capital One Financial Corp.	24,342	1,673,269
Comerica, Inc.	4,921	193,445
Fifth Third Bancorp	48,121	868,103
Huntington Bancshares, Inc.	25,100	207,326
KeyCorp	39,364	448,750
M&T Bank Corp.	3,565	398,995
Northern Trust Corp.	3,859	209,891
PNC Financial Services Group, Inc.	23,718	1,718,369
Regions Financial Corp.	32,215	298,311
State Street Corp.	22,276	1,464,647
SunTrust Banks, Inc.	15,700	508,994
U.S. Bancorp	33,802	1,236,477
Wells Fargo & Co.	140,716	5,814,385
Zions Bancorp	10,141	278,066

		22,338,094

Diversified Financial — 3.7%
American Express Co.	22,749	1,718,004
Ameriprise Financial, Inc.	9,436	859,431
BlackRock, Inc.	3,350	906,577
The Charles Schwab Corp.	9,412	198,970

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Citigroup, Inc.	115,551	$5,605,379
CME Group, Inc.	3,390	250,453
Discover Financial Services	14,383	726,917
E*TRADE Financial Corp. (a)	19,461	321,107
Franklin Resources, Inc.	9,087	459,348
The Goldman Sachs Group, Inc.	18,410	2,912,646
IntercontinentalExchange, Inc. (a)	26	4,717
Invesco Ltd.	8,012	255,583
JP Morgan Chase & Co.	113,022	5,842,107
Legg Mason, Inc.	8,726	291,797
Morgan Stanley	38,197	1,029,409
The NASDAQ OMX Group, Inc.	3,045	97,714
NYSE Euronext	17,132	719,201
SLM Corp.	61,091	1,521,166
T. Rowe Price Group, Inc.	2,606	187,450

		23,907,976

Insurance — 4.3%
ACE Ltd.	12,700	1,188,212
Aflac, Inc.	10,872	673,955
The Allstate Corp.	14,035	709,469
American International Group, Inc.	63,746	3,099,968
Aon PLC	5,535	412,025
Assurant, Inc.	30,596	1,655,244
Berkshire Hathaway, Inc. Class B (a)	63,236	7,177,918
The Chubb Corp.	8,020	715,865
Cincinnati Financial Corp.	6,019	283,856
Genworth Financial, Inc. Class A (a)	45,229	578,479
The Hartford Financial Services Group, Inc.	31,052	966,338
Lincoln National Corp.	28,251	1,186,260
Loews Corp.	7,783	363,777
Marsh & McLennan Cos., Inc.	10,513	457,841
MetLife, Inc.	41,290	1,938,566
Principal Financial Group, Inc.	17,529	750,592
The Progressive Corp.	15,014	408,831
Prudential Financial, Inc.	18,827	1,468,130
Torchmark Corp.	2,155	155,914
The Travelers Cos., Inc.	16,797	1,423,882
Unum Group	24,331	740,636
XL Group PLC	27,188	837,934

		27,193,692

Real Estate — 0.0%
CBRE Group, Inc. (a)	3,787	87,593

Real Estate Investment Trusts (REITS) — 0.3%
American Tower Corp.	689	51,076
Apartment Investment & Management Co. Class A	885	24,727
AvalonBay Communities, Inc.	981	124,675
Boston Properties, Inc.	623	66,599
Equity Residential	956	51,213
HCP, Inc.	435	17,813
Health Care REIT, Inc.	2,572	160,441

	Number of Shares	Value
Host Hotels & Resorts, Inc.	6,037	$106,674
Kimco Realty Corp.	7,667	154,720
The Macerich Co.	2,400	135,456
Plum Creek Timber Co., Inc.	3,563	166,855
Prologis, Inc.	4,838	182,006
Public Storage	183	29,381
Simon Property Group, Inc.	265	39,281
Ventas, Inc.	3,025	186,037
Vornado Realty Trust	373	31,354
Weyerhaeuser Co.	6,326	181,113

		1,709,421

Savings & Loans — 0.0%
Hudson City Bancorp, Inc.	6,230	56,382
People’s United Financial, Inc.	5,451	78,385

		134,767

		75,371,543

Industrial — 6.5%
Aerospace & Defense — 1.6%
The Boeing Co.	20,372	2,393,710
General Dynamics Corp.	14,222	1,244,709
L-3 Communications Holdings, Inc.	9,220	871,290
Lockheed Martin Corp.	7,795	994,252
Northrop Grumman Corp.	13,718	1,306,777
Raytheon Co.	15,859	1,222,253
Rockwell Collins, Inc.	2,268	153,907
United Technologies Corp.	19,230	2,073,379

		10,260,277

Building Materials — 0.0%
Masco Corp.	8,925	189,924

Electrical Components & Equipment — 0.2%
AMETEK, Inc.	5,400	248,508
Emerson Electric Co.	17,669	1,143,184
Molex, Inc.	2,194	84,513

		1,476,205

Electronics — 0.5%
Agilent Technologies, Inc.	8,863	454,229
Amphenol Corp. Class A	1,532	118,546
FLIR Systems, Inc.	17,752	557,413
Garmin Ltd.	1,000	45,190
Jabil Circuit, Inc.	55,047	1,193,419
PerkinElmer, Inc.	1,020	38,505
TE Connectivity Ltd.	13,600	704,208
Waters Corp. (a)	1,050	111,520

		3,223,030

Engineering & Construction — 0.2%
Fluor Corp.	5,609	398,015
Jacobs Engineering Group, Inc. (a)	16,720	972,769

		1,370,784

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Environmental Controls — 0.1%
Republic Services, Inc.	2,637	$87,970
Stericycle, Inc. (a)	97	11,194
Waste Management, Inc.	7,173	295,815

		394,979

Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,671	166,264
Stanley Black & Decker, Inc.	1,929	174,710

		340,974

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	7,615	634,862
Ingersoll-Rand PLC	10,600	688,364
Joy Global, Inc.	13,000	663,520

		1,986,746

Machinery – Diversified — 0.4%
Cummins, Inc.	6,145	816,486
Deere & Co.	7,950	647,051
Flowserve Corp.	2,170	135,386
Rockwell Automation, Inc.	6,093	651,585
Roper Industries, Inc.	2,633	349,847
Xylem, Inc.	3,355	93,705

		2,694,060

Manufacturing — 2.1%
3M Co.	7,212	861,185
Danaher Corp.	15,956	1,106,070
Dover Corp.	13,073	1,174,348
Eaton Corp. PLC	3,066	211,063
General Electric Co.	272,486	6,509,690
Honeywell International, Inc.	21,682	1,800,473
Illinois Tool Works, Inc.	11,755	896,554
Leggett & Platt, Inc.	3,686	111,133
Pall Corp.	2,761	212,707
Parker Hannifin Corp.	1,948	211,787
Pentair Ltd.	623	40,458
Textron, Inc.	5,872	162,126
Tyco International Ltd.	7,800	272,844

		13,570,438

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.	166	37,722

Packaging & Containers — 0.3%
Ball Corp.	3,302	148,194
Bemis Co., Inc.	5,796	226,102
Owens-Illinois, Inc. (a)	14,516	435,770
Sealed Air Corp.	29,653	806,265

		1,616,331

Transportation — 0.7%
C.H. Robinson Worldwide, Inc.	220	13,103
CSX Corp.	30,307	780,102
Expeditors International of Washington, Inc.	26	1,146

	Number of Shares	Value
FedEx Corp.	10,000	$1,141,100
Norfolk Southern Corp.	113	8,740
Ryder System, Inc.	5,738	342,559
Union Pacific Corp.	14,026	2,178,799
United Parcel Service, Inc. Class B	330	30,152

		4,495,701

		41,657,171

Technology — 8.5%
Computers — 4.0%
Accenture PLC Class A	16,100	1,185,604
Apple, Inc.	20,141	9,602,222
Cognizant Technology Solutions Corp. Class A (a)	178	14,617
Computer Sciences Corp.	36,626	1,895,029
Dell, Inc.	89,031	1,225,957
EMC Corp.	50,424	1,288,837
Hewlett-Packard Co.	88,574	1,858,282
International Business Machines Corp.	25,130	4,653,573
NetApp, Inc.	25,798	1,099,511
SanDisk Corp.	12,203	726,201
Seagate Technology PLC	11,600	507,384
Teradata Corp. (a)	986	54,664
Western Digital Corp.	24,052	1,524,897

		25,636,778

Office Equipment/Supplies — 0.3%
Pitney Bowes, Inc.	56,089	1,020,259
Xerox Corp.	113,945	1,172,494

		2,192,753

Semiconductors — 1.5%
Altera Corp.	1,086	40,356
Analog Devices, Inc.	7,354	346,006
Applied Materials, Inc.	10,339	181,346
Broadcom Corp. Class A	8,764	227,952
Intel Corp.	132,023	3,025,967
KLA-Tencor Corp.	5,789	352,261
Lam Research Corp. (a)	19,423	994,263
Linear Technology Corp.	20,505	813,228
LSI Corp.	30,528	238,729
Microchip Technology, Inc.	4,221	170,064
Micron Technology, Inc. (a)	23,217	405,601
NVIDIA Corp.	21,126	328,720
Teradyne, Inc. (a)	50	826
Texas Instruments, Inc.	41,374	1,666,131
Xilinx, Inc.	13,156	616,490

		9,407,940

Software — 2.7%
Adobe Systems, Inc. (a)	3,340	173,480
Autodesk, Inc. (a)	2,937	120,916
CA, Inc.	35,273	1,046,550
Cerner Corp. (a)	800	42,040

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Citrix Systems, Inc. (a)	2,977	$210,206
The Dun & Bradstreet Corp.	10,656	1,106,626
Electronic Arts, Inc. (a)	16,937	432,740
Fidelity National Information Services, Inc.	9,700	450,468
Fiserv, Inc. (a)	2,138	216,045
Intuit, Inc.	3,450	228,769
Leidos Holdings, Inc.	28,645	1,303,898
Microsoft Corp.	190,895	6,358,712
Oracle Corp.	140,057	4,645,691
Red Hat, Inc. (a)	3,921	180,915
Salesforce.com, Inc. (a)	144	7,475
Science Applications International Corp. (a)	16,368	552,430

		17,076,961

		54,314,432

Utilities — 1.9%
Electric — 1.8%
The AES Corp.	98,387	1,307,563
Ameren Corp.	860	29,962
American Electric Power Co., Inc.	10,285	445,855
CenterPoint Energy, Inc.	10,631	254,825
CMS Energy Corp.	7,903	208,007
Consolidated Edison, Inc.	7,982	440,127
Dominion Resources, Inc.	7,616	475,848
DTE Energy Co.	5,160	340,457
Duke Energy Corp.	7,890	526,894
Edison International	10,526	484,827
Entergy Corp.	1,898	119,935
Exelon Corp.	29,340	869,638
FirstEnergy Corp.	11,380	414,801
Integrys Energy Group, Inc.	1,254	70,086
NextEra Energy, Inc.	13,230	1,060,517
Northeast Utilities	4,712	194,370
NRG Energy, Inc.	5,100	139,383
Pepco Holdings, Inc.	5,243	96,786
PG&E Corp.	16,016	655,375
Pinnacle West Capital Corp.	4,896	268,007
PPL Corp.	22,418	681,059
Public Service Enterprise Group, Inc.	18,724	616,581
SCANA Corp.	4,747	218,552
The Southern Co.	21,522	886,276
TECO Energy, Inc.	1,095	18,111
Wisconsin Energy Corp.	7,782	314,237
Xcel Energy, Inc.	11,472	316,742

		11,454,821

Gas — 0.1%
AGL Resources, Inc.	5,162	237,607
NiSource, Inc.	713	22,024

	Number of Shares	Value
Sempra Energy	3,261	$279,142

		538,773

		11,993,594

TOTAL COMMON STOCK (Cost $272,028,477)		411,876,010

PREFERRED STOCK — 0.1%
Consumer, Cyclical — 0.0%
Retail — 0.0%
Osh 1 Liquidating Corp. (a)	29	1

Financial — 0.1%
Insurance — 0.1%
The Allstate Corp. 5.100%	20,000	464,000

TOTAL PREFERRED STOCK (Cost $500,040)		464,001

TOTAL EQUITIES (Cost $272,528,517)		412,340,011

	Principal Amount
BONDS & NOTES — 32.8%

CORPORATE DEBT — 14.4%
Advertising — 0.1%
The Interpublic Group of Cos., Inc. 2.250% 11/15/17	$200,000	196,438
WPP Finance 8.000% 9/15/14	430,000	458,377
WPP Finance 2010 4.750% 11/21/21	85,000	87,614

		742,429

Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc. (b) 6.375% 6/01/19	255,000	293,193
Exelis, Inc. 4.250% 10/01/16	315,000	331,052
L-3 Communications Corp. 4.750% 7/15/20	25,000	26,183
United Technologies Corp. 6.125% 7/15/38	80,000	96,287

		746,715

Agriculture — 0.1%
Altria Group, Inc. 2.850% 8/09/22	195,000	178,593
Altria Group, Inc. 4.250% 8/09/42	105,000	87,414
Bunge Ltd. Finance Corp. 3.200% 6/15/17	225,000	233,033

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Philip Morris International, Inc. 6.375% 5/16/38	$35,000	$41,591

		540,631

Auto Manufacturers — 0.2%
Daimler Finance NA LLC (b) 2.625% 9/15/16	200,000	206,153
General Motors Co. (b) 3.500% 10/02/18	215,000	214,463
Volvo Treasury AB (b) 5.950% 4/01/15	500,000	533,650

		954,266

Automotive & Parts — 0.1%
Lear Corp. 8.125% 3/15/20	280,000	306,600
Lear Corp. (b) 4.750% 1/15/23	75,000	69,563
TRW Automotive, Inc. (b) 7.250% 3/15/17	100,000	114,500

		490,663

Banks — 0.9%
Associated Banc-Corp. 5.125% 3/28/16	350,000	377,905
Bank of America Corp. 3.625% 3/17/16	200,000	210,337
Bank of America Corp. 4.500% 4/01/15	175,000	183,783
Bank of America Corp. 5.875% 2/07/42	95,000	105,477
Capital One Financial Corp. 2.125% 7/15/14	125,000	126,385
Capital One Financial Corp. 7.375% 5/23/14	170,000	177,236
Credit Suisse New York 5.500% 5/01/14	125,000	128,692
Discover Bank 2.000% 2/21/18	250,000	244,434
Export-Import Bank of Korea 1.750% 2/27/18	55,000	53,516
Export-Import Bank of Korea 4.000% 1/11/17	200,000	212,999
First Horizon National Corp. 5.375% 12/15/15	495,000	534,948
FirstMerit Corp. 4.350% 2/04/23	80,000	78,986
HSBC Holdings PLC 6.500% 9/15/37	125,000	141,671
ICICI Bank Ltd. (b) 4.700% 2/21/18	395,000	392,826
ICICI Bank Ltd. (b) 4.750% 11/25/16	290,000	295,283
ICICI Bank Ltd. (b) 5.500% 3/25/15	440,000	456,140

	Principal Amount	Value
JPMorgan Chase & Co. 3.375% 5/01/23	$140,000	$126,961
KFW 2.125% 1/17/23	600,000	561,180
Regions Financial Corp. 5.750% 6/15/15	260,000	278,593
Regions Financial Corp. 7.500% 5/15/18	130,000	152,895
Valley National Bancorp 5.125% 9/27/23	200,000	199,976
Wachovia Bank NA 6.600% 1/15/38	50,000	60,436
Wells Fargo & Co. 3.450% 2/13/23	345,000	322,907
Zions Bancorp. 6.000% 9/15/15	150,000	160,513

		5,584,079

Beverages — 0.1%
Anheuser-Busch Cos, Inc. 6.500% 2/01/43	25,000	30,997
Fomento Economico Mexicano SAB de CV 2.875% 5/10/23	85,000	75,630
Molson Coors Brewing Co. 5.000% 5/01/42	75,000	73,083
Pernod Ricard SA (b) 2.950% 1/15/17	300,000	311,242

		490,952

Biotechnology — 0.0%
Amgen, Inc. 5.150% 11/15/41	225,000	218,420

Building Materials — 0.3%
CRH America, Inc. 8.125% 7/15/18	220,000	267,799
Lafarge SA 6.200% 7/09/15	600,000	634,500
Masco Corp. 4.800% 6/15/15	560,000	585,200
Owens Corning, Inc. 6.500% 12/01/16	210,000	234,394
Owens Corning, Inc. 9.000% 6/15/19	55,000	66,885

		1,788,778

Chemicals — 0.5%
Ashland, Inc. 3.000% 3/15/16	504,000	510,300
Ashland, Inc. 6.875% 5/15/43	208,000	199,680
Cabot Corp. 5.000% 10/01/16	390,000	425,938
CF Industries, Inc. 3.450% 6/01/23	63,000	58,388

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Cytec Industries, Inc. 3.500% 4/01/23	$65,000	$60,417
Cytec Industries, Inc. 8.950% 7/01/17	75,000	89,252
The Dow Chemical Co. 8.550% 5/15/19	65,000	82,899
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	30,000	35,478
Ecolab, Inc. 4.350% 12/08/21	75,000	79,021
Incitec Pivot Finance LLC (b) 6.000% 12/10/19	110,000	120,746
Incitiec Pivot Ltd (b) 4.000% 12/07/15	322,000	334,777
Methanex Corp. 5.250% 3/01/22	20,000	20,746
NOVA Chemicals Corp. 8.625% 11/01/19	175,000	193,375
RPM International, Inc. 3.450% 11/15/22	250,000	233,794
RPM International, Inc. 6.125% 10/15/19	100,000	113,875
RPM International, Inc. 6.250% 12/15/13	325,000	328,044
Valspar Corp. 7.250% 6/15/19	125,000	150,531

		3,037,261

Commercial Services — 0.2%
The ADT Corp. 2.250% 7/15/17	290,000	276,958
Brambles USA, Inc. (b) 3.950% 4/01/15	250,000	258,925
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	57,000	60,277
ERAC USA Finance LLC (b) 2.800% 11/01/18	65,000	65,462
ERAC USA Finance LLC (b) 3.300% 10/15/22	150,000	142,572
ERAC USA Finance LLC (b) 6.700% 6/01/34	78,000	88,192
The Western Union Co. 5.930% 10/01/16	180,000	200,440

		1,092,826

Computers — 0.2%
Apple, Inc. 2.400% 5/03/23	240,000	217,243
Apple, Inc. 3.850% 5/04/43	115,000	96,365
Brocade Communications Systems, Inc. 6.875% 1/15/20	20,000	21,600
EMC Corp. 3.375% 6/01/23	304,000	297,060

	Principal Amount	Value
Hewlett-Packard Co. 2.125% 9/13/15	$165,000	$167,367
Hewlett-Packard Co. 2.200% 12/01/15	250,000	254,216
International Business Machines Corp. 5.600% 11/30/39	140,000	158,802

		1,212,653

Cosmetics & Personal Care — 0.0%
Avon Products, Inc. 5.000% 3/15/23	145,000	145,895
The Procter & Gamble Co. 5.800% 8/15/34	45,000	53,391

		199,286

Distribution & Wholesale — 0.0%
Arrow Electronics, Inc. 4.500% 3/01/23	105,000	103,828

Diversified Financial — 1.9%
American Express Co. 6.150% 8/28/17	230,000	268,154
American Express Co. 8.125% 5/20/19	135,000	175,475
BlackRock, Inc. 5.000% 12/10/19	90,000	102,103
BlackRock, Inc. 6.250% 9/15/17	225,000	263,387
Citigroup, Inc. 4.750% 5/19/15	10,000	10,583
Citigroup, Inc. 5.375% 8/09/20	245,000	274,063
Citigroup, Inc. 5.500% 10/15/14	83,000	86,976
Citigroup, Inc. 5.500% 2/15/17	500,000	547,457
Citigroup, Inc. 5.875% 1/30/42	100,000	111,185
Citigroup, Inc. 6.375% 8/12/14	188,000	197,084
Citigroup, Inc. 8.125% 7/15/39	90,000	124,994
Citigroup, Inc. 8.500% 5/22/19	123,000	157,101
CNH Capital LLC 3.875% 11/01/15	380,000	391,400
CNH Capital LLC 6.250% 11/01/16	220,000	242,000
Eaton Vance Corp. 3.625% 6/15/23	97,000	94,041
Eaton Vance Corp. 6.500% 10/02/17	16,000	18,447
Ford Motor Credit Co. LLC 2.750% 5/15/15	75,000	76,716
Ford Motor Credit Co. LLC 3.000% 6/12/17	240,000	246,685

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ford Motor Credit Co. LLC 3.875% 1/15/15	$1,175,000	$1,215,280
Ford Motor Credit Co. LLC 8.700% 10/01/14	130,000	139,657
General Electric Capital Corp. 4.625% 1/07/21	225,000	241,435
General Electric Capital Corp. 6.875% 1/10/39	260,000	318,642
General Motors Financial Co., Inc. (b) 2.750% 5/15/16	170,000	169,575
The Goldman Sachs Group, Inc. 1.600% 11/23/15	290,000	292,106
The Goldman Sachs Group, Inc. 3.625% 2/07/16	120,000	126,295
The Goldman Sachs Group, Inc. 5.150% 1/15/14	775,000	784,971
The Goldman Sachs Group, Inc. 5.375% 3/15/20	225,000	247,839
The Goldman Sachs Group, Inc. 5.625% 1/15/17	455,000	501,203
The Goldman Sachs Group, Inc. 5.750% 1/24/22	200,000	221,729
The Goldman Sachs Group, Inc. 6.250% 2/01/41	60,000	67,219
The Goldman Sachs Group, Inc. 6.345% 2/15/34	75,000	72,608
The Goldman Sachs Group, Inc. 6.750% 10/01/37	75,000	78,273
Hyundai Capital America (b) 1.625% 10/02/15	145,000	145,232
Hyundai Capital America (b) 2.875% 8/09/18	135,000	136,128
International Lease Finance Corp. 3.875% 4/15/18	270,000	260,887
International Lease Finance Corp. 5.750% 5/15/16	865,000	917,143
Janus Capital Group, Inc. 6.700% 6/15/17	255,000	284,953
JP Morgan Chase & Co. 3.450% 3/01/16	80,000	84,237
JP Morgan Chase & Co. 4.500% 1/24/22	200,000	208,620
JP Morgan Chase & Co. 4.950% 3/25/20	50,000	54,693
JP Morgan Chase & Co. 5.600% 7/15/41	195,000	210,237
Lazard Group LLC 6.850% 6/15/17	228,000	258,429
Leighton Finance USA Pty Ltd. (b) 5.950% 11/13/22	120,000	119,242
Merrill Lynch & Co., Inc. 7.750% 5/14/38	95,000	117,631

	Principal Amount	Value
Morgan Stanley 3.800% 4/29/16	$150,000	$157,879
Morgan Stanley 4.000% 7/24/15	250,000	260,764
Morgan Stanley 5.450% 1/09/17	265,000	291,821
Morgan Stanley 5.625% 9/23/19	235,000	262,242
Morgan Stanley 5.750% 1/25/21	115,000	127,663
TD Ameritrade Holding Corp. 4.150% 12/01/14	90,000	93,654

		11,856,138

Electric — 0.9%
The AES Corp. 7.750% 10/15/15	79,000	87,690
Ameren Corp. 8.875% 5/15/14	545,000	571,158
CMS Energy Corp. 5.050% 2/15/18	400,000	442,990
CMS Energy Corp. 6.875% 12/15/15	50,000	55,707
Florida Power & Light Co. 4.950% 6/01/35	125,000	133,049
Georgia Power Co. 4.300% 3/15/42	106,000	95,513
IPALCO Enterprises, Inc. (b) 5.000% 5/01/18	400,000	415,000
IPALCO Enterprises, Inc. 7.250% 4/01/16	240,000	264,000
Kansas Gas & Electric Co. 5.647% 3/29/21	201,619	215,179
LG&E and KU Energy LLC 4.375% 10/01/21	275,000	284,906
MidAmerican Energy Holdings Co. 5.950% 5/15/37	330,000	366,203
National Fuel Gas Co. 3.750% 3/01/23	125,000	120,122
Nevada Power Co. Series N 6.650% 4/01/36	135,000	166,945
Niagara Mohawk Power Corp. (b) 2.721% 11/28/22	200,000	186,134
NiSource Finance Corp. 4.800% 2/15/44	200,000	179,111
NiSource Finance Corp. 5.800% 2/01/42	175,000	181,354
Oncor Electric Delivery Co. 6.800% 9/01/18	15,000	17,971
Oncor Electric Delivery Co. 7.500% 9/01/38	40,000	52,278
Pacific Gas & Electric Co. 5.800% 3/01/37	120,000	130,157

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
PPL Capital Funding, Inc. 1.900% 6/01/18	$55,000	$53,985
Puget Energy, Inc. 6.500% 12/15/20	271,000	303,104
Southern California Edison Co. 5.950% 2/01/38	105,000	123,188
State Grid Overseas Investment Ltd. (b) 1.750% 5/22/18	200,000	195,018
Tenaska Oklahoma I LP (b) 6.528% 12/30/14	86,299	87,683
Transelec SA (b) 4.625% 7/26/23	175,000	166,460
Tri-State Generation & Transmission Association, Series 2003, Class A (b) 6.040% 1/31/18	190,838	208,147
Virginia Electric and Power Co. 6.350% 11/30/37	150,000	184,958
Wisconsin Public Service Corp. 5.650% 11/01/17	225,000	254,272

		5,542,282

Electrical Components & Equipment — 0.1%
Anixter, Inc. 5.950% 3/01/15	510,000	533,588

Electronics — 0.2%
Agilent Technologies, Inc. 3.875% 7/15/23	166,000	161,212
Amphenol Corp. 4.000% 2/01/22	100,000	99,176
Arrow Electronics, Inc. 6.000% 4/01/20	220,000	239,474
Avnet, Inc. 4.875% 12/01/22	123,000	123,967
Jabil Circuit, Inc. 7.750% 7/15/16	185,000	209,512
PerkinElmer, Inc. 5.000% 11/15/21	150,000	154,850

		988,191

Engineering & Construction — 0.0%
BAA Funding Ltd. (b) 2.500% 6/25/17	200,000	203,084

Entertainment — 0.0%
International Game Technology 5.500% 6/15/20	125,000	129,828

Environmental Controls — 0.0%
Republic Services, Inc. 3.800% 5/15/18	140,000	149,085
Republic Services, Inc. 5.250% 11/15/21	25,000	27,424

		176,509

	Principal Amount	Value
Foods — 0.3%
ConAgra Foods, Inc. (b) 4.950% 8/15/20	$150,000	$158,317
ConAgra Foods, Inc. (b) 6.625% 8/15/39	75,000	86,887
ConAgra Foods, Inc. 7.000% 4/15/19	195,000	234,057
Delhaize Group 6.500% 6/15/17	210,000	237,992
Kraft Foods, Inc. 4.125% 2/09/16	280,000	298,960
Kraft Foods, Inc. 6.500% 2/09/40	90,000	105,636
Safeway, Inc. 3.400% 12/01/16	100,000	103,105
TreeHouse Foods, Inc. 7.750% 3/01/18	375,000	396,562
Tyson Foods, Inc. 4.500% 6/15/22	175,000	181,636
Tyson Foods, Inc. 6.600% 4/01/16	220,000	246,656

		2,049,808

Forest Products & Paper — 0.1%
Domtar Corp. 9.500% 8/01/16	30,000	35,360
International Paper Co. 4.750% 2/15/22	100,000	105,315
International Paper Co. 7.300% 11/15/39	110,000	134,237
International Paper Co. 9.375% 5/15/19	70,000	92,311
The Mead Corp. 7.550% 3/01/47	260,000	264,392
Plum Creek Timberlands LP 3.250% 3/15/23	195,000	178,276

		809,891

Gas — 0.0%
Boston Gas Co. (b) 4.487% 2/15/42	100,000	93,819

Hand & Machine Tools — 0.0%
Kennametal, Inc. 2.650% 11/01/19	150,000	144,912

Health Care – Products — 0.1%
Boston Scientific Corp. 6.000% 1/15/20	170,000	194,422
Hospira, Inc. 5.200% 8/12/20	150,000	152,609
Johnson & Johnson 5.850% 7/15/38	40,000	48,001

		395,032

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care – Services — 0.2%
Cigna Corp. 2.750% 11/15/16	$175,000	$181,777
Cigna Corp. 5.125% 6/15/20	100,000	110,208
HCA, Inc. 8.500% 4/15/19	160,000	172,000
Howard Hughes Medical Institute 3.500% 9/01/23	150,000	149,649
Kaiser Foundation Hospitals 3.500% 4/01/22	75,000	73,288
Roche Holdings, Inc. (b) 6.000% 3/01/19	55,000	65,360
UnitedHealth Group, Inc. 2.750% 2/15/23	80,000	74,527
UnitedHealth Group, Inc. 3.950% 10/15/42	55,000	47,164
UnitedHealth Group, Inc. 6.875% 2/15/38	230,000	288,748
WellPoint, Inc., Convertible (b) 2.750% 10/15/42	100,000	127,313

		1,290,034

Holding Company – Diversified — 0.0%
Hutchison Whampoa International Ltd. (b) 5.750% 9/11/19	220,000	246,461

Home Furnishing — 0.0%
Whirlpool Corp. 3.700% 3/01/23	110,000	106,446
Whirlpool Corp. 5.150% 3/01/43	50,000	47,939
Whirlpool Corp. 8.600% 5/01/14	90,000	94,024

		248,409

Household Products — 0.0%
Avery Dennison Corp. 3.350% 4/15/23	70,000	65,958
Church & Dwight Co., Inc. 3.350% 12/15/15	150,000	155,900

		221,858

Housewares — 0.1%
Newell Rubbermaid, Inc. 2.000% 6/15/15	135,000	136,869
Newell Rubbermaid, Inc. 2.050% 12/01/17	150,000	148,344
Toro Co. 7.800% 6/15/27	165,000	199,078

		484,291

Insurance — 1.0%
Aflac, Inc. 3.625% 6/15/23	235,000	229,491

	Principal Amount	Value
Aflac, Inc. 8.500% 5/15/19	$110,000	$142,176
The Allstate Corp. 5.550% 5/09/35	150,000	166,698
The Allstate Corp. VRN 5.750% 8/15/53	185,000	180,375
The Allstate Corp. 7.450% 5/16/19	35,000	44,282
American International Group, Inc. 3.000% 3/20/15	250,000	257,305
The Chubb Corp. VRN 6.375% 3/29/67	245,000	262,762
CNA Financial Corp. 7.350% 11/15/19	180,000	219,073
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	290,000	302,124
ING US, Inc. 5.500% 7/15/22	125,000	134,567
ING US, Inc. VRN 5.650% 5/15/53	205,000	187,400
Liberty Mutual Group, Inc. (b) 4.250% 6/15/23	97,000	94,605
Lincoln National Corp. 4.300% 6/15/15	100,000	105,418
Marsh & McLennan Cos., Inc. 4.800% 7/15/21	200,000	216,160
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	100,000	107,998
MetLife Capital Trust IV (b) 7.875% 12/15/67	345,000	388,125
MetLife, Inc. Series A 6.817% 8/15/18	45,000	54,446
Principal Financial Group, Inc. 8.875% 5/15/19	120,000	155,540
The Progressive Corp. VRN 6.700% 6/15/37	356,000	380,920
Prudential Financial, Inc. 3.875% 1/14/15	210,000	218,278
Prudential Financial, Inc. 4.500% 11/15/20	125,000	134,300
Prudential Financial, Inc. 4.750% 9/17/15	375,000	402,356
Prudential Financial, Inc. VRN 5.200% 3/15/44	305,000	276,635
Prudential Financial, Inc. 6.200% 11/15/40	75,000	86,050
Prudential Financial, Inc. VRN 8.875% 6/15/38	260,000	314,600
QBE Insurance Group Ltd. (b) 2.400% 5/01/18	115,000	112,036
Reinsurance Group of America, Inc. 4.700% 9/15/23	225,000	230,078

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Reinsurance Group of America, Inc. 5.000% 6/01/21	$225,000	$240,824
Reinsurance Group of America, Inc. 6.450% 11/15/19	220,000	256,770
The Travelers Cos., Inc. 6.250% 6/15/37	125,000	152,465
Willis Group Holdings PLC 4.125% 3/15/16	55,000	57,762
Willis North America, Inc. 7.000% 9/29/19	97,000	113,206

		6,224,825

Internet — 0.1%
Baidu, Inc. 3.250% 8/06/18	285,000	284,870
Expedia, Inc. 7.456% 8/15/18	380,000	441,365

		726,235

Investment Companies — 0.1%
Xstrata Finance Canada (b) 2.850% 11/10/14	225,000	228,371
Xstrata Finance Canada Ltd. (b) 2.050% 10/23/15	225,000	225,612
Xstrata Finance Canada Ltd. (b) 5.800% 11/15/16	195,000	213,022

		667,005

Iron & Steel — 0.4%
Allegheny Technologies, Inc. 9.375% 6/01/19	180,000	219,486
ArcelorMittal 4.250% 8/05/15	414,000	426,420
ArcelorMittal 5.750% 8/05/20	285,000	292,125
ArcelorMittal 9.500% 2/15/15	555,000	608,419
Cliffs Natural Resources, Inc. 3.950% 1/15/18	175,000	175,748
Gerdau Trade, Inc. (b) 4.750% 4/15/23	205,000	182,450
Reliance Steel & Aluminum Co. 4.500% 4/15/23	145,000	141,514
Reliance Steel & Aluminum Co. 6.200% 11/15/16	245,000	269,119
Reliance Steel & Aluminum Co. 6.850% 11/15/36	255,000	258,779

		2,574,060

Leisure Time — 0.0%
Carnival Corp. 1.875% 12/15/17	125,000	122,442

Lodging — 0.4%
Choice Hotels International, Inc. 5.700% 8/28/20	250,000	260,000

	Principal Amount	Value
Hyatt Hotels Corp. 3.375% 7/15/23	$95,000	$88,774
Marriott International, Inc. 3.250% 9/15/22	265,000	250,794
Marriott International, Inc. 3.375% 10/15/20	215,000	214,299
Marriott International, Inc. 5.810% 11/10/15	70,000	76,566
Marriott International, Inc. 6.200% 6/15/16	455,000	510,415
Starwood Hotels & Resorts Worldwide, Inc. 6.750% 5/15/18	40,000	47,196
Wyndham Worldwide Corp. 2.500% 3/01/18	200,000	198,019
Wyndham Worldwide Corp. 2.950% 3/01/17	75,000	76,967
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.750% 8/15/20	425,000	477,063

		2,200,093

Machinery – Diversified — 0.1%
CNH Capital LLC 3.625% 4/15/18	116,000	115,420
Roper Industries, Inc. 3.125% 11/15/22	175,000	163,812
Xylem, Inc. 3.550% 9/20/16	200,000	209,620
Xylem, Inc. 4.875% 10/01/21	100,000	105,117

		593,969

Manufacturing — 0.3%
Carlisle Cos., Inc. 3.750% 11/15/22	160,000	154,032
Eaton Corp. (b) 1.500% 11/02/17	140,000	138,030
General Electric Co. 4.125% 10/09/42	270,000	247,871
Harsco Corp 2.700% 10/15/15	758,000	768,903
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	180,000	213,331
SPX Corp. 7.625% 12/15/14	143,000	152,652
Textron, Inc. 6.200% 3/15/15	180,000	192,291
Tyco Electronics Group SA 6.550% 10/01/17	200,000	230,613

		2,097,723

Media — 0.3%
CBS Corp. 7.875% 7/30/30	210,000	254,554

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Comcast Corp. 6.400% 5/15/38	$175,000	$207,457
Globo Comunicacao e Participacoes SA (b) 4.875% 4/11/22	275,000	264,000
NBCUniversal Media LLC 6.400% 4/30/40	20,000	23,655
News America, Inc. 6.900% 8/15/39	100,000	116,245
Time Warner Cable, Inc. 4.000% 9/01/21	150,000	139,945
Time Warner Cable, Inc. 6.750% 6/15/39	110,000	102,506
Time Warner Cable, Inc. 8.250% 4/01/19	45,000	52,092
Time Warner Cable, Inc. 8.750% 2/14/19	65,000	76,473
Time Warner, Inc. 4.700% 1/15/21	125,000	133,592
Time Warner, Inc. 6.100% 7/15/40	135,000	144,845
Time Warner, Inc. 6.250% 3/29/41	25,000	27,483
Viacom, Inc. 6.250% 4/30/16	195,000	217,762

		1,760,609

Metal Fabricate & Hardware — 0.0%
The Timken Co. 6.000% 9/15/14	125,000	130,925

Mining — 0.2%
Freeport-McMoRan Copper & Gold, Inc. (b) 2.375% 3/15/18	105,000	101,477
Freeport-McMoRan Copper & Gold, Inc. (b) 5.450% 3/15/43	155,000	138,929
Newcrest Finance Property Ltd. (b) 4.450% 11/15/21	250,000	214,960
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	255,000	330,908
Vale Overseas Ltd. 6.250% 1/23/17	305,000	341,886
Vale Overseas Ltd. 6.875% 11/10/39	80,000	80,996
Vulcan Materials Co. 6.500% 12/01/16	105,000	115,500

		1,324,656

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. 4.750% 1/15/16	125,000	132,419
Pitney Bowes, Inc. 5.750% 9/15/17	170,000	187,358

	Principal Amount	Value
Xerox Corp. 4.250% 2/15/15	$150,000	$156,401
Xerox Corp. 5.625% 12/15/19	10,000	11,110

		487,288

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	100,000	111,264

Oil & Gas — 1.1%
Anadarko Petroleum Corp. 6.450% 9/15/36	135,000	155,038
Chesapeake Energy Corp. 3.250% 3/15/16	725,000	727,719
Chesapeake Energy Corp. 9.500% 2/15/15	300,000	330,375
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	45,000	41,062
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	460,000	451,950
ConocoPhillips 6.500% 2/01/39	110,000	138,329
Devon Energy Corp. 5.600% 7/15/41	175,000	178,893
Ecopetrol SA 4.250% 9/18/18	40,000	41,150
EQT Corp. 4.875% 11/15/21	110,000	113,550
KazMunayGas National Co. JSC (b) 4.400% 4/30/23	200,000	186,500
Motiva Enterprises LLC (b) 5.750% 1/15/20	215,000	246,007
Motiva Enterprises LLC (b) 6.850% 1/15/40	170,000	211,297
Newfield Exploration Co. 6.875% 2/01/20	200,000	210,000
Nexen, Inc. 7.500% 7/30/39	25,000	30,682
Pemex Project Funding Master Trust 6.625% 6/15/38	37,000	39,010
Petrobras Global Finance BV 2.000% 5/20/16	195,000	193,740
Petrobras Global Finance BV 3.000% 1/15/19	110,000	103,446
Petrobras International Finance Co. 3.875% 1/27/16	275,000	283,742
Petrobras International Finance Co. 5.375% 1/27/21	240,000	241,100
Petrobras International Finance Co. 6.750% 1/27/41	100,000	96,702
Petroleos Mexicanos 5.500% 1/21/21	285,000	304,950

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Phillips 66 4.300% 4/01/22	$100,000	$101,946
Phillips 66 5.875% 5/01/42	100,000	105,041
Pioneer Natural Resources Co. 5.875% 7/15/16	240,000	267,301
Rowan Cos., Inc. 4.875% 6/01/22	325,000	335,354
Rowan Cos., Inc. 5.000% 9/01/17	160,000	173,943
Shell International Finance BV 5.500% 3/25/40	75,000	84,750
Talisman Energy, Inc. 5.500% 5/15/42	125,000	116,462
Talisman Energy, Inc. 7.750% 6/01/19	205,000	248,562
Tesoro Corp. 9.750% 6/01/19	165,000	180,262
Transocean, Inc. 4.950% 11/15/15	440,000	472,032
Transocean, Inc. 5.050% 12/15/16	200,000	219,178
Valero Energy Corp. 6.125% 2/01/20	200,000	229,958

		6,860,031

Oil & Gas Services — 0.2%
Baker Hughes, Inc. 5.125% 9/15/40	200,000	213,484
Superior Energy Services, Inc. 7.125% 12/15/21	458,000	500,365
Weatherford International Ltd. 4.500% 4/15/22	125,000	123,714
Weatherford International Ltd. 5.950% 4/15/42	100,000	95,746
Weatherford International Ltd. 6.000% 3/15/18	75,000	84,075

		1,017,384

Packaging & Containers — 0.0%
Brambles USA Inc., Series A (b) 5.350% 4/01/20	90,000	97,384
Sonoco Products Co. 4.375% 11/01/21	125,000	129,168

		226,552

Pharmaceuticals — 0.2%
AbbVie, Inc. 4.400% 11/06/42	75,000	67,903
McKesson Corp. 4.750% 3/01/21	150,000	164,635
McKesson Corp. 6.000% 3/01/41	125,000	145,152
Medco Health Solutions, Inc. 2.750% 9/15/15	250,000	258,306

	Principal Amount	Value
Merck Sharp & Dohme Corp. 5.850% 6/30/39	$45,000	$53,417
Mylan, Inc. (b) 7.875% 7/15/20	575,000	656,114
Teva Pharmaceutical Finance Co. LLC 6.150% 2/01/36	80,000	92,380
Zoetis, Inc. (b) 3.250% 2/01/23	80,000	76,161

		1,514,068

Pipelines — 0.6%
Boardwalk Pipelines LLC 5.500% 2/01/17	175,000	192,065
CenterPoint Energy Resources Corp. 4.500% 1/15/21	100,000	108,604
CenterPoint Energy Resources Corp. 5.850% 1/15/41	100,000	115,838
DCP Midstream LLC (b) 9.750% 3/15/19	20,000	25,480
DCP Midstream Operating LLC 3.875% 3/15/23	40,000	36,397
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	125,000	132,351
Enable Oklahoma Intrastate Transmission LLC (b) 6.875% 7/15/14	590,000	610,272
Energy Transfer Partners LP FRN (b) 3.283% 11/01/66	250,000	224,687
Enterprise Products Operating LP 3.200% 2/01/16	100,000	104,945
Enterprise Products Operating LP 5.950% 2/01/41	150,000	161,659
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	150,000	157,125
Kern River Funding Corp. (b) 4.893% 4/30/18	326,156	351,357
Kinder Morgan Energy Partners LP 6.000% 2/01/17	130,000	147,332
Kinder Morgan Energy Partners LP 6.500% 2/01/37	120,000	131,929
Kinder Morgan Energy Partners LP 6.950% 1/15/38	10,000	11,272
Kinder Morgan Finance Co. LLC (b) 6.000% 1/15/18	150,000	162,677
ONEOK Partners LP 3.250% 2/01/16	100,000	104,095
ONEOK Partners LP 6.125% 2/01/41	120,000	121,313
Southern Natural Gas Co. LLC (b) 5.900% 4/01/17	250,000	284,203
Texas Eastern Transmission LP (b) 6.000% 9/15/17	175,000	198,113

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
TransCanada PipeLines Ltd. 6.200% 10/15/37	$125,000	$144,266
The Williams Cos., Inc. 3.700% 1/15/23	100,000	90,314
Williams Partners LP 5.250% 3/15/20	365,000	393,561

		4,009,855

Real Estate — 0.0%
AMB Property LP 4.500% 8/15/17	175,000	188,693
Post Apartment Homes LP 3.375% 12/01/22	50,000	46,464

		235,157

Real Estate Investment Trusts (REITS) — 0.5%
American Tower Corp. 3.400% 2/15/19	185,000	182,852
American Tower Corp. 4.500% 1/15/18	330,000	348,526
Boston Properties LP 3.700% 11/15/18	100,000	105,094
Boston Properties LP 4.125% 5/15/21	140,000	144,033
Brandywine Operating Partners LP 4.950% 4/15/18	200,000	214,749
DDR Corp. 4.750% 4/15/18	60,000	64,763
DDR Corp. 7.875% 9/01/20	60,000	73,439
Developers Diversified Realty Corp. 5.500% 5/01/15	390,000	415,275
Duke Realty LP 8.250% 8/15/19	225,000	279,744
ERP Operating LP 4.625% 12/15/21	75,000	79,172
Federal Realty Investment Trust 5.900% 4/01/20	55,000	62,756
HCP, Inc. 2.625% 2/01/20	180,000	170,786
Liberty Property LP 3.375% 6/15/23	125,000	115,553
ProLogis LP 2.750% 2/15/19	90,000	89,955
Realty Income Corp. 2.000% 1/31/18	465,000	454,590
Simon Property Group LP 5.650% 2/01/20	35,000	39,936
Ventas Realty LP/Ventas Capital Corp. 4.250% 3/01/22	100,000	100,982

		2,942,205

Retail — 0.3%
CVS Caremark Corp. 6.125% 9/15/39	175,000	200,041

	Principal Amount	Value
CVS Pass-Through Trust (b) 5.926% 1/10/34	$312,391	$337,201
The Home Depot, Inc. 5.950% 4/01/41	150,000	175,623
Macy’s Retail Holdings, Inc. 7.450% 7/15/17	110,000	130,367
McDonald’s Corp. 6.300% 10/15/37	100,000	124,029
O’Reilly Automotive, Inc. 3.850% 6/15/23	105,000	101,383
O’Reilly Automotive, Inc. 4.875% 1/14/21	150,000	159,226
QVC, Inc. 4.375% 3/15/23	150,000	139,498
QVC, Inc. 5.125% 7/02/22	30,000	29,496
Wal-Mart Stores, Inc. 5.625% 4/01/40	370,000	415,979

		1,812,843

Savings & Loans — 0.2%
First Niagara Financial Group, Inc. 7.250% 12/15/21	175,000	203,542
Glencore Funding LLC (b) 1.700% 5/27/16	156,000	153,709
Glencore Funding LLC (b) 2.500% 1/15/19	252,000	236,218
Glencore Funding LLC (b) 6.000% 4/15/14	500,000	512,056
Washington Mutual Bank (c) 5.650% 8/15/14	775,000	78

		1,105,603

Semiconductors — 0.1%
Applied Materials, Inc. 5.850% 6/15/41	250,000	260,454
Intel Corp., Convertible 2.950% 12/15/35	200,000	216,500
Micron Technology, Inc., Convertible (b) 2.125% 2/15/33	226,000	387,025

		863,979

Software — 0.1%
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	110,000	111,075
CA, Inc. 2.875% 8/15/18	125,000	126,105
CA, Inc. 5.375% 12/01/19	270,000	299,568
ManTech International Corp. 7.250% 4/15/18	220,000	232,650
Microsoft Corp. 3.000% 10/01/20	80,000	81,535

		850,933

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Telecommunications — 0.9%
America Movil SAB de CV 5.000% 3/30/20	$130,000	$139,772
America Movil SAB de CV 6.125% 3/30/40	135,000	141,052
AT&T, Inc. 6.500% 9/01/37	300,000	331,441
AT&T, Inc. 6.550% 2/15/39	25,000	27,787
British Telecom PLC 9.625% 12/15/30	55,000	81,443
CenturyLink, Inc. 6.150% 9/15/19	140,000	145,250
CenturyLink, Inc. 7.600% 9/15/39	45,000	40,163
CenturyLink, Inc. 7.650% 3/15/42	65,000	57,850
Cisco Systems, Inc. 5.500% 1/15/40	55,000	61,312
Deutsche Telekom International Finance BV 8.750% 6/15/30	60,000	83,141
Embarq Corp. 7.082% 6/01/16	110,000	123,730
Juniper Networks, Inc. 4.600% 3/15/21	100,000	102,167
Juniper Networks, Inc. 5.950% 3/15/41	175,000	179,994
Qwest Corp. 8.375% 5/01/16	550,000	636,388
Rogers Communications, Inc. 6.800% 8/15/18	20,000	23,887
Rogers Communications, Inc. 7.500% 8/15/38	30,000	37,970
Telecom Italia Capital 6.000% 9/30/34	45,000	37,010
Telecom Italia Capital 6.175% 6/18/14	221,000	227,460
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	150,000	146,700
Telefonica Emisiones SAU 3.992% 2/16/16	300,000	310,763
Telefonica Emisiones SAU 5.462% 2/16/21	125,000	127,995
Telefonica Emisiones SAU 6.421% 6/20/16	93,000	102,188
Verizon Communications, Inc. 2.500% 9/15/16	115,000	118,529
Verizon Communications, Inc. 3.650% 9/14/18	135,000	142,249
Verizon Communications, Inc. 5.150% 9/15/23	225,000	241,152
Verizon Communications, Inc. 6.550% 9/15/43	325,000	366,905

	Principal Amount	Value
Verizon Communications, Inc. 8.750% 11/01/18	$195,000	$250,520
Verizon Global Funding Corp. 7.750% 12/01/30	150,000	184,458
Virgin Media Finance PLC 8.375% 10/15/19	975,000	1,057,875

		5,527,151

Transportation — 0.2%
Asciano Finance (b) 3.125% 9/23/15	160,000	163,231
Asciano Finance (b) 4.625% 9/23/20	105,000	105,047
Asciano Finance (b) 5.000% 4/07/18	250,000	265,205
Burlington Northern Santa Fe LLC 6.750% 3/15/29	190,000	220,520
Canadian National Railway Co. 5.850% 11/15/17	140,000	161,257
Con-way, Inc. 7.250% 1/15/18	75,000	85,008
CSX Corp. 7.250% 5/01/27	50,000	60,507
Norfolk Southern Corp. 6.000% 5/23/2111	100,000	108,607
Union Pacific Corp. 4.000% 2/01/21	125,000	132,512

		1,301,894

Trucking & Leasing — 0.3%
GATX Corp. 3.500% 7/15/16	250,000	260,970
GATX Corp. 3.900% 3/30/23	95,000	91,868
GATX Corp. 4.750% 5/15/15	85,000	89,430
GATX Corp. 4.750% 6/15/22	150,000	153,021
GATX Corp. 8.750% 5/15/14	480,000	501,909
Penske Truck Leasing Co. LP/PTL Finance Corp. (b) 2.500% 3/15/16	620,000	631,493
Penske Truck Leasing Co. LP/PTL Finance Corp. (b) 3.125% 5/11/15	250,000	257,326

		1,986,017

TOTAL CORPORATE DEBT (Cost $89,542,496)		91,891,688

MUNICIPAL OBLIGATIONS — 0.3%
JobsOhio Beverage System Series B 4.532% 1/01/35	325,000	305,195

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
State of California 5.950% 4/01/16	$175,000	$195,606
State of California BAB 7.550% 4/01/39	120,000	156,180
State of California BAB 7.600% 11/01/40	350,000	460,971
State of Illinois 5.365% 3/01/17	575,000	622,455

		1,740,407

TOTAL MUNICIPAL OBLIGATIONS (Cost $1,748,362)		1,740,407

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.8%
Automobile ABS — 0.2%
California Republic Auto Receivables Trust, Series 2012-1, Class A (b) 1.180% 8/15/17	256,475	256,707
CPS Auto Receivables Trust, Series 2012-A, Class A (b) 2.780% 6/17/19	119,634	121,873
Credit Acceptance Auto Loan Trust, Series 2011-1, Class A (b) 2.610% 3/15/19	250,000	252,086
Exeter Automobile Receivables Trust, Series 2013-1A, Class A (b) 1.290% 10/16/17	211,645	211,123
Prestige Auto Receivables Trust, Series 2012-1A, Class A2 (b) 1.230% 12/15/15	85,797	85,904
Rental Car Finance Corp., Series 2011-1A, Class A1 (b) 2.510% 2/25/16	155,000	157,623
Santander Drive Auto Receivables Trust, Series 2011-S2A, Class B (b) 2.060% 6/15/17	31,843	31,865
Tidewater Auto Receivables Trust, Series 2012-AA, Class A2 (b) 1.210% 8/15/15	84,777	84,809

		1,201,990

Commercial MBS — 1.7%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.933% 2/10/51	375,000	421,499
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM VRN 6.001% 2/10/51	220,000	242,832
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.395% 2/10/51	360,000	413,247

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	$350,000	$385,063
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	225,000	246,606
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	235,000	264,481
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	275,000	310,377
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM VRN 5.835% 9/11/42	155,000	175,861
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.895% 9/11/38	400,000	435,864
Commercial Mortgage Pass Through Certificates, Series 2012-CR4, Class B (b) 3.703% 10/15/45	195,000	186,755
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class AM VRN 5.650% 12/10/49	225,000	253,306
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.993% 12/10/49	476,000	540,795
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 VRN 4.750% 1/15/37	199,743	200,423
DBRR Trust, Series 2013-EZ3, Class A VRN (b) 1.636% 12/18/49	328,760	328,255
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (b) 3.386% 7/10/44	225,000	236,169
DBUBS Mortgage Trust, Series 2011-LC1A, Class B VRN (b) 5.471% 11/10/46	110,000	121,206
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 6.056% 7/10/38	496,910	546,222
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS (b) 4.948% 1/10/45	100,000	107,970

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	$725,000	$793,294
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM VRN 5.856% 9/12/49	260,000	289,862
Morgan Stanley Capital I, Series 2011-C2, Class B VRN (b) 5.200% 6/15/44	250,000	269,884
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	200,000	218,322
Morgan Stanley Capital I, Series 2007-HQ11, Class A4 VRN 5.447% 2/12/44	440,000	483,982
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	268,648	275,823
Morgan Stanley Capital I, Series 2006-HQ8, Class AM VRN 5.646% 3/12/44	275,000	299,193
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.459% 1/11/43	180,000	209,881
STRIPs Ltd., Series 2012-1A, Class A (b) 1.500% 12/25/44	330,386	325,430
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.551% 8/15/39	200,000	213,632
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	750,000	825,621
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 VRN 6.123% 2/15/51	190,000	211,858
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (b) 3.349% 11/15/43	81,140	85,179
Wells Fargo Reremic Trust, Series 2012-IO, Class A (b) 1.750% 8/20/21	218,883	218,159
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (b) 3.240% 3/15/44	175,000	182,887
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (b) 3.791% 2/15/44	200,000	210,990
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	190,000	191,905

		10,722,833

	Principal Amount	Value
Home Equity ABS — 1.1%
Aames Mortgage Investment Trust, Series 2005-1, Class M4 FRN 1.304% 6/25/35	$200,000	$185,585
Aames Mortgage Investment Trust, Series 2004-1, Class M5 FRN 1.904% 1/25/35	390,000	364,910
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.449% 8/25/35	144,204	141,371
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C FRN 0.539% 7/25/35	52,802	52,429
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.549% 11/25/34	91,232	90,194
Ameriquest Mortgage Securities, Inc., Series 2004-R8, Class M1 FRN 1.139% 9/25/34	165,000	152,217
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.839% 6/25/35	168,382	164,203
Asset-Backed Securities Corp. Trust, Series 2005-HE2, Class M1 FRN 0.854% 2/25/35	119,807	116,569
Bayview Financial Mortgage Pass-Through Trust, Series 2005-B, Class M1 FRN 0.629% 4/28/39	230,000	213,853
Bear Stearns Asset Backed Securities I Trust, Series 2006-EC2, Class M1 FRN 0.579% 2/25/36	154,808	135,379
Bear Stearns Asset-Backed Securities Trust, Series 2005-3, Class A1 FRN 0.629% 9/25/35	57,762	57,285
Citigroup Mortgage Loan Trust, Series 2006-SHL1, Class A1 FRN (b) 0.379% 11/25/45	337,267	320,463
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (b) 0.589% 12/25/33	47,056	46,289
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT4, Class M2 FRN 0.609% 7/25/35	126,673	121,607
Countrywide Asset-Backed Certificates, Series 2005-3, Class MV2 FRN 0.629% 8/25/35	170,964	161,709
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.639% 9/25/34	42,294	41,902
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.669% 12/25/35	96,049	95,266

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.599% 5/25/36	$325,000	$301,881
First Franklin Mortgage Loan Trust, Series 2005-FF7, Class M1 FRN 0.629% 7/25/35	325,000	301,644
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.419% 1/25/36	135,277	130,769
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.609% 4/25/35	126,600	118,326
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.349% 8/25/36	115,098	109,449
Home Equity Asset Trust, Series 2006-3, Class 2A3 FRN 0.359% 7/25/36	52,568	52,292
Home Equity Asset Trust, Series 2005-4, Class M2 FRN 0.619% 10/25/35	145,787	143,605
JP Morgan Mortgage Acquisition Corp., Series 2005-FLD1, Class M2 FRN 0.669% 7/25/35	195,932	192,035
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (b) 0.959% 12/25/32	198,790	191,212
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 FRN 0.459% 8/25/45	28,138	27,956
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.929% 2/25/35	70,126	69,259
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.974% 2/25/35	290,000	267,055
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 1.004% 6/25/35	414,471	390,952
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3 FRN 0.899% 3/25/35	295,000	269,220
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (b) 0.914% 6/28/35	472,831	454,924
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (b) 0.944% 6/28/35	220,000	184,191
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2 FRN 0.679% 7/25/35	309,424	296,394
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 FRN 0.649% 5/25/35	52,578	51,550

	Principal Amount	Value
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A FRN 0.439% 9/25/35	$186,199	$179,143
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.559% 8/25/35	200,854	196,153
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.679% 3/25/35	176,483	172,182
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.369% 3/25/36	77,709	76,901
Residential Asset Securities Corp., Series 2005-KS12, Class A2 FRN 0.429% 1/25/36	55,859	55,184
Residential Asset Securities Corp., Series 2005-EMX4, Class M1 FRN 0.609% 11/25/35	285,000	278,604
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.519% 3/25/36	60,733	60,067
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.539% 8/25/35	135,297	132,613

		7,164,792

Other ABS — 0.8%
ARL First LLC, Series 2012-1A, Class A2 (b) 3.810% 12/15/42	130,000	123,845
Cajun Global LLC, Series 2011-1A, Class A2 (b) 5.955% 2/20/41	214,170	229,165
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (b) 4.474% 3/20/43	153,838	152,706
CLI Funding LLC, Series 2006-1A, Class A FRN (b) 0.359% 8/18/21	105,886	103,779
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (b) 5.216% 1/25/42	293,250	315,013
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (b) 4.212% 10/15/42	434,277	430,707
Goal Capital Funding Trust, Series 2006-1, Class A3 FRN 0.382% 11/25/26	262,685	259,746
Goal Capital Funding Trust, Series 2006-1, Class B FRN 0.712% 8/25/42	202,865	179,457

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (b) 2.432% 6/02/17	$250,000	$253,750
Hilton Grand Vacations Trust, Series 2013-A, Class A (b) 2.280% 1/25/26	190,649	190,668
Horizon Funding Trust, Series 2013-1A, Class A (b) 3.000% 5/15/18	265,000	264,834
Icon Brands Holdings LLC, Series 2012-1A, Class A (b) 4.229% 1/25/43	57,900	57,759
New York City Tax Lien, Series 2012-AA, Class A (b) 1.230% 11/10/25	145,636	145,610
Newport Waves CDO (Acquired 3/30/07, Cost $948,898), Series 2007-1A, Class A3LS FRN (b) (d) 0.853% 6/20/14	950,000	938,790
Sierra Receivables Funding Co. LLC, Series 2012-3A, Class A (b) 1.870% 8/20/29	146,048	146,716
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (b) 2.840% 11/20/28	147,076	149,836
Sierra Receivables Funding Co. LLC, Series 2011-1A, Class A (b) 3.350% 4/20/26	186,848	193,137
Structured Receivables Finance LLC, Series 2010-B, Class A (b) 3.730% 8/15/36	167,919	174,844
TAL Advantage LLC, Series 2006-1A FRN (b) 0.376% 4/20/21	335,833	331,041
Trinity Rail Leasing LP, Series 2004-1A, Class A (b) 5.270% 8/14/27	116,306	126,822
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (b) 4.370% 7/15/41	148,226	157,338
Triton Container Finance LLC, Series 2006-1A FRN (b) 0.350% 11/26/21	316,667	309,849

		5,235,412

Student Loans ABS — 0.8%
Access Group, Inc., Series 2002-1, Class A4 0.000% 9/01/37	225,000	206,780
Access Group, Inc., Series 2007-A, Class A2 FRN 0.392% 8/25/26	81,444	80,280

	Principal Amount	Value
Access Group, Inc., Series 2008-1, Class A FRN 1.566% 10/27/25	$158,935	$160,220
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.685% 1/25/47	350,000	290,500
Collegiate Funding Services Education Loan Trust, Series 2005-B, Class A2 FRN 0.348% 12/28/21	33,288	33,259
Education Funding Capital Trust I, Series 2004-1, Class A2 FRN 0.414% 12/15/22	191,260	190,841
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.679% 6/15/43	500,000	495,000
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.682% 6/15/43	200,000	195,660
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.890% 6/15/43	150,000	127,544
Goal Capital Funding Trust, Series 2007-1, Class C1 FRN (b) 0.651% 6/25/42	214,651	209,661
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.564% 10/28/41	322,277	316,317
National Collegiate Student Loan Trust, Series 2004-2, Class A3 FRN 0.389% 4/26/27	68,138	67,944
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (b) 0.979% 4/25/46	138,537	139,643
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.472% 5/28/26	154,043	153,382
Panhandle-Plains Student Finance Corp., Series 2001-A2 FRN 1.682% 12/01/31	300,000	291,930
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.438% 7/15/36	815,000	794,690
SLC Student Loan Trust, Series 2006-A, Class B FRN 0.568% 7/15/36	125,000	115,297
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (b) 1.670% 12/15/16	150,000	150,000
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (b) 1.672% 12/15/16	100,000	100,000

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 2.670% 6/17/30	$50,000	$50,000
SLM Student Loan Trust, Series 2002-7, Class A10 FRN (b) 2.680% 3/15/28	190,000	190,000
SLM Student Loan Trust, Series 2003-5, Class A9 FRN 2.680% 6/17/30	350,000	350,000
SLM Student Loan Trust, Series 2003-10A, Class B FRN 3.390% 12/17/46	375,000	298,125

		5,007,073

WL Collateral CMO — 0.2%
Capital Automotive REIT, Series 2012-1A, Class A (b) 4.700% 7/15/42	236,034	234,802
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.905% 2/25/34	30,982	31,186
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.010% 9/25/33	7,832	6,921
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.541% 8/25/34	23,328	22,101
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.371% 1/19/38	370,570	299,463
HSI Asset Securitization Corp. Trust, Series 2005, Class IIA3 FRN 0.539% 7/25/35	26,126	25,489
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.289% 5/25/37	386,118	249,798
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.394% 8/25/34	91,820	74,989
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.429% 8/25/36	101,737	92,253
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.355% 2/25/34	11,281	10,562
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.521% 7/25/33	5,794	5,781
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.500% 2/25/34	284	285

	Principal Amount	Value
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (b) 2.500% 3/23/51	$127,621	$127,838
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B FRN 0.439% 7/25/35	32,023	31,496
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.595% 3/25/34	60,747	60,716
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A FRN 1.553% 4/25/44	136,589	131,597

		1,405,277

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.429% 11/25/37	185,875	180,844
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.760% 6/25/32	40,329	35,658

		216,502

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $30,678,516)		30,953,879

SOVEREIGN DEBT OBLIGATIONS — 0.4%
Brazilian Government International Bond 4.875% 1/22/21	100,000	107,375
Mexico Government International Bond 4.750% 3/08/44	360,000	325,800
Peruvian Government International Bond 6.550% 3/14/37	95,000	112,337
Poland Government International Bond 6.375% 7/15/19	230,000	268,410
Province of Quebec Canada 2.625% 2/13/23	442,000	411,193
Province of Quebec Canada 7.500% 9/15/29	90,000	121,862
Republic of Brazil International Bond 5.625% 1/07/41	305,000	304,237
Republic of Turkey International Bond 3.250% 3/23/23	200,000	172,500
Republic of Turkey International Bond 4.875% 4/16/43	81,000	66,825
Republic of Turkey International Bond 6.750% 4/03/18	145,000	160,080
United Mexican States 5.125% 1/15/20	200,000	222,900

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
United Mexican States 6.750% 9/27/34	$160,000	$189,600

		2,463,119

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,474,445)		2,463,119

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 8.5%
Collateralized Mortgage Obligations — 0.1%
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	227,887	258,032

Pass-Through Securities — 8.4%
Federal Home Loan Mortgage Corp. Pool #Q15841 3.000% 2/01/43	1,650,580	1,608,607
Pool #Q01704 4.500% 6/01/41	388,311	413,779
Pool #E85346 6.000% 9/01/16	11,318	11,985
Pool #E85389 6.000% 9/01/16	8,410	8,849
Pool #E85542 6.000% 10/01/16	16,471	17,376
Pool #G11431 6.000% 2/01/18	15,489	16,442
Pool #E85089 6.500% 8/01/16	44,928	47,883
Pool #E85301 6.500% 9/01/16	26,924	28,649
Pool #C55867 7.500% 2/01/30	113,769	133,951
Pool #C01079 7.500% 10/01/30	15,767	18,732
Pool #C01135 7.500% 2/01/31	42,792	50,808
Pool #C00470 8.000% 8/01/26	29,082	34,863
Pool #G00924 8.000% 3/01/28	36,900	44,172
Pool #554904 9.000% 3/01/17	267	291
Federal Home Loan Mortgage Corp. TBA Pool #E5548 4.500% 5/01/39 (e)	100,000	106,453
Federal National Mortgage Association Pool #725692 2.267% 10/01/33 FRN	133,172	139,392
Pool #888586 2.339% 10/01/34 FRN	238,230	251,689

	Principal Amount	Value
Pool #AB8756 3.000% 3/01/43	$790,659	$759,527
Pool #AT0976 3.000% 4/01/43	758,366	728,505
Pool #AT2911 3.000% 4/01/43	914,525	878,515
Pool #AO8629 3.500% 7/01/42	1,306,950	1,332,017
Pool #AP6609 3.500% 9/01/42	488,600	497,971
Pool #AR8708 3.500% 4/01/43	247,348	249,001
Pool #AT0998 3.500% 4/01/43	1,228,334	1,236,539
Pool #AT4050 3.500% 5/01/43	327,477	329,664
Pool #MA1463 3.500% 6/01/43	799,946	805,289
Pool #586036 6.000% 5/01/16	404	410
Pool #587994 6.000% 6/01/16	23,167	24,297
Pool #564594 7.000% 1/01/31	12,907	14,917
Pool #572844 7.000% 4/01/31	27,461	31,898
Pool #253795 7.000% 5/01/31	116,660	135,341
Pool #499386 7.500% 9/01/29	2,802	3,300
Pool #521006 7.500% 12/01/29	1,332	1,573
Pool #522769 7.500% 12/01/29	77	91
Pool #252981 7.500% 1/01/30	14,609	17,209
Pool #524874 7.500% 2/01/30	852	936
Pool #531196 7.500% 2/01/30	1,183	1,399
Pool #530520 7.500% 3/01/30	13,879	16,339
Pool #524317 7.500% 3/01/30	7,488	8,785
Pool #530299 7.500% 3/01/30	1,421	1,679
Pool #253183 7.500% 4/01/30	6,348	7,487
Pool #253265 7.500% 5/01/30	6,793	7,995
Pool #536999 8.000% 3/01/30	148	179
Pool #526380 8.000% 5/01/30	6,908	8,407

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #536949 8.000% 5/01/30	$3,093	$3,770
Pool #535351 8.000% 6/01/30	5,884	7,140
Pool #253481 8.000% 10/01/30	4,497	5,467
Pool #190317 8.000% 8/01/31	1,909	2,318
Pool #596656 8.000% 8/01/31	1,844	2,134
Pool #602008 8.000% 8/01/31	6,957	8,474
Federal National Mortgage Association TBA Pool #6560 2.500% 10/01/27 (e)	2,130,000	2,143,146
Pool #869 2.500% 10/01/42 (e)	1,545,000	1,436,609
Pool #7180 3.000% 1/01/27 (e)	3,620,000	3,747,831
Pool #9768 3.000% 10/01/42 (e)	2,400,000	2,345,437
Pool #17115 3.500% 4/01/42 (e)	2,150,000	2,189,641
Pool #18388 4.000% 1/01/41 (e)	4,100,000	4,300,515
Pool #21133 4.500% 8/01/39 (e)	3,000,000	3,204,375
Pool #29322 5.000% 2/01/37 (e)	3,625,000	3,931,426
Pool #43611 5.500% 12/01/34 (e)	3,470,000	3,783,927
Government National Mortgage Association Pool #82488 2.000% 3/20/40 FRN	260,259	269,955
Pool #4536 4.000% 12/15/49	2,025,000	2,135,742
Pool #782562 5.000% 2/15/39	1,349,943	1,482,933
Pool #349496 7.000% 5/15/23	3,169	3,662
Pool #359587 7.000% 6/15/23	891	1,010
Pool #337539 7.000% 7/15/23	1,317	1,517
Pool #363066 7.000% 8/15/23	15,651	17,934
Pool #354674 7.000% 10/15/23	13,820	15,857
Pool #362651 7.000% 10/15/23	24,203	27,614
Pool #368814 7.000% 10/15/23	5,419	6,221
Pool #352021 7.000% 11/15/23	9,323	10,778

	Principal Amount	Value
Pool #371967 7.000% 11/15/23	$1,169	$1,353
Pool #591581 7.000% 8/15/32	16,056	19,140
Pool #205884 7.500% 5/15/17	23,382	25,290
Pool #213760 7.500% 6/15/17	5,745	6,224
Government National Mortgage Association II Pool #82462 3.500% 1/20/40 FRN	221,222	231,196
Government National Mortgage Association TBA Pool #3920 3.000% 11/01/42 (e)	1,050,000	1,035,479
Pool #548 3.000% 12/01/42 (e)	7,125,000	7,045,400
Pool #5490 3.500% 1/01/42 (e)	2,050,000	2,107,336
Pool #1635 3.500% 6/01/42 (e)	2,050,000	2,114,383

		53,704,425

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $53,249,944)		53,962,457

U.S. TREASURY OBLIGATIONS — 4.4%
U.S. Treasury Bonds & Notes — 4.4%
U.S. Treasury Bond 2.750% 8/15/42	3,940,000	3,265,441
U.S. Treasury Bond 3.125% 11/15/41	505,000	455,329
U.S. Treasury Bond 4.500% 2/15/36	1,565,000	1,808,864
U.S. Treasury Note 0.500% 6/15/16	13,345,000	13,331,576
U.S. Treasury Note (f) (g) 1.000% 5/31/18	1,510,000	1,490,624
U.S. Treasury Note 1.625% 8/15/22	8,365,000	7,792,520

		28,144,354

TOTAL U.S. TREASURY OBLIGATIONS (Cost $28,321,022)		28,144,354

TOTAL BONDS & NOTES (Cost $206,014,785)		209,155,904

TOTAL LONG-TERM INVESTMENTS (Cost $478,543,302)		621,495,915

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 9.1%
Commercial Paper — 8.9%
British Telecommunications PLC (b) 0.715% 4/08/14	$2,809,000	$2,798,678
DirecTV Holdings LLC (b) 0.440% 12/02/13	2,923,000	2,920,785
Duke Energy Corp. (b) 0.400% 12/04/13	2,500,000	2,498,222
FMC Corp. (b) 0.270% 10/01/13	5,400,000	5,400,000
FMC Corp. (b) 0.290% 10/01/13	2,500,000	2,500,000
FMC Corp. (b) 0.320% 10/23/13	2,731,000	2,730,466
Glencore Funding LLC (b) 0.450% 11/20/13	2,984,000	2,982,135
Glencore Funding LLC (b) 0.470% 11/12/13	1,000,000	999,452
Glencore Funding LLC (b) 0.470% 11/13/13	3,000,000	2,998,316
Hewlett-Packard Co. (b) 0.360% 10/24/13	3,000,000	2,999,310
Hewlett-Packard Co. (b) 0.400% 10/11/13	1,195,000	1,194,867
Holcim US Finance Sarl & Cie (b) 0.420% 11/06/13	3,000,000	2,998,740
Noble Corp. (b) 0.320% 10/22/13	3,000,000	2,999,440
Pearson Holdings, Inc. (b) 0.300% 10/18/13	5,097,000	5,096,278
Pentair Finance (b) 0.300% 10/25/13	4,000,000	3,999,200
Plains Midstream (b) 0.190% 10/01/13	5,138,000	5,138,000
Volvo Group Treasury NA (b) 0.370% 11/18/13	4,957,000	4,954,554
Xstrata Finance Canada Ltd. (b) 0.650% 12/02/13	1,357,000	1,355,481

		56,563,924

Repurchase Agreement — 0.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/13, 0.010%, due 10/01/13 (h)	798,183	798,183

Time Deposits — 0.1%
Euro Time Deposit 0.010% 10/01/13	720,848	720,848

TOTAL SHORT-TERM INVESTMENTS (Cost $58,082,955)		58,082,955

Value

TOTAL INVESTMENTS — 106.5% (Cost $536,626,257) (i)	$679,578,870

Other Assets/(Liabilities) — (6.5)%	(41,183,224)

NET ASSETS — 100.0%	$638,395,646

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities amounted to a value of $82,729,082 or 12.96% of net assets.
(c)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At September 30, 2013, these securities amounted to a value of $78 or 0.00% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At September 30, 2013, these securities amounted to a value of $938,790 or 0.15% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(h)	Maturity value of $798,183. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 11/15/28, and an aggregate market value, including accrued interest, of $815,339.
(i)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML China Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.4%

COMMON STOCK — 99.4%
Basic Materials — 0.7%
Forest Products & Paper — 0.7%
Nine Dragons Paper Holdings Ltd.	227,000	$160,717

Communications — 10.1%
Internet — 4.3%
Tencent Holdings Ltd.	18,300	961,243

Telecommunications — 5.8%
China Communications Services Corp. Ltd.	438,000	256,077
China Mobile Ltd.	60,000	675,736
China Unicom Ltd.	76,000	118,216
Foxconn International Holdings Ltd. (a)	378,000	235,151

		1,285,180

		2,246,423

Consumer, Cyclical — 6.4%
Apparel — 1.9%
Shenzhou International Group Holdings Ltd.	127,000	416,176

Auto Manufacturers — 2.7%
Brilliance China Automotive Holdings Ltd. (a)	276,000	414,560
Dongfeng Motor Group Co. Ltd. Class H	120,000	182,733

		597,293

Automotive & Parts — 0.7%
Xinchen China Power Holdings Ltd. (a)	347,000	147,898

Home Furnishing — 1.1%
Haier Electronics Group Co. Ltd.	128,000	249,640

		1,411,007

Consumer, Non-cyclical — 6.9%
Foods — 0.9%
China Mengniu Dairy Co. Ltd.	43,000	192,560

Health Care – Products — 3.7%
China Medical System Holdings Ltd.	392,000	335,002
Hengan International Group Co. Ltd.	42,000	490,931

		825,933

Household Products — 0.8%
Biostime International Holdings Ltd.	25,000	188,920

Pharmaceuticals — 1.5%
CSPC Pharmaceutical Group Ltd.	214,000	114,375
Sinopharm Group Co.	42,400	106,323
Tong Ren Tang Technologies Co. Ltd.	34,000	109,145

		329,843

		1,537,256

	Number of Shares	Value
Diversified — 1.2%
Holding Company – Diversified — 1.2%
China Merchants Holdings International Co. Ltd.	70,000	$254,294

Energy — 12.9%
Coal — 0.7%
China Coal Energy Co. Class H	250,000	150,179

Energy – Alternate Sources — 0.8%
GCL-Poly Energy Holdings Ltd. (a)	599,000	173,382

Oil & Gas — 8.0%
China Petroleum & Chemical Corp. Class H	434,000	339,316
CNOOC Ltd.	561,000	1,133,787
PetroChina Co. Ltd. Class H	282,000	309,852
Oil & Gas Services — 3.4%
China Oilfield Services Ltd.	206,000	516,495
Hilong Holding Ltd.	430,000	249,891

		766,386

		2,872,902

Financial — 39.9%
Banks — 22.0%
Agricultural Bank of China Ltd.	1,429,000	658,944
Bank of China Ltd. Class H	952,000	433,872
Bank of Communications Co. Ltd.	464,000	341,256
China Construction Bank Corp. Class H	1,760,260	1,359,781
China Minsheng Banking Corp. Ltd. Class H	555,000	662,274
Industrial & Commercial Bank of China	2,058,545	1,438,703

		4,894,830

Diversified Financial — 2.9%
CITIC Securities Co. Ltd.	55,000	109,910
Haitong Securities Co. Ltd.	354,000	527,938

		637,848

Insurance — 6.5%
China Pacific Insurance Group Co. Ltd. Class H	80,570	287,463
New China Life Insurance Co. Ltd. (a)	76,100	218,085
Ping An Insurance Group Co. of China Ltd. Class H	127,000	946,347

		1,451,895

Real Estate — 8.5%
China Vanke Co. Ltd.	105,500	192,562
Country Garden Holdings Co. Ltd.	694,000	447,936
Hopewell Holdings Ltd.	117,000	392,558
Longfor Properties Co. Ltd.	107,500	170,730
Shenzhen Investment Ltd.	552,000	222,307
Shimao Property Holdings Ltd.	198,000	459,417

		1,885,510

		8,870,083

The accompanying notes are an integral part of the portfolio of investments.

MML China Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 17.1%
Building Materials — 2.4%
Anhui Conch Cement Co. Ltd. Class H	168,000	$539,434

Electrical Components & Equipment — 2.4%
Guodian Technology & Environment Group Co. Ltd.	1,423,000	288,426
Zhuzhou CSR Times Electric Co. Ltd. Class H	72,000	234,645

		523,071

Electronics — 2.3%
AAC Technologies Holdings, Inc.	110,000	501,897

Engineering & Construction — 4.5%
China Machinery Engineering Corp.	323,000	193,690
China Railway Construction Corp. Ltd.	380,000	401,371
China State Construction International Holdings Ltd.	256,000	409,862

		1,004,923

Environmental Controls — 0.5%
Beijing Enterprises Water Group Ltd.	282,000	117,286

Hand & Machine Tools — 1.2%
Techtronic Industries Co.	103,500	270,221

Machinery – Construction & Mining — 0.7%
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	181,200	156,798

Machinery – Diversified — 1.4%
Hollysys Automation Technologies Ltd. (a) (b)	21,514	321,634

Manufacturing — 0.7%
Sunny Optical Technology Group Co. Ltd.	139,000	145,291

Real Estate — 1.0%
China Everbright International Ltd.	262,000	231,876

		3,812,431

Technology — 2.9%
Computers — 2.9%
Lenovo Group Ltd.	626,000	653,389

Utilities — 1.3%
Electric — 1.3%
Huaneng Power International, Inc.	288,000	287,624

TOTAL COMMON STOCK (Cost $19,994,045)		22,106,126

TOTAL EQUITIES (Cost $19,994,045)		22,106,126

	Number of Shares	Value
MUTUAL FUNDS — 0.2%
Diversified Financial — 0.2%
State Street Navigator Securities Lending Prime Portfolio (c)	44,225	$44,225

TOTAL MUTUAL FUNDS (Cost $44,225)		44,225

TOTAL LONG-TERM INVESTMENTS (Cost $20,038,270)		22,150,351

	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/13, 0.010%, due 10/01/13 (d)	$185,554	185,554

TOTAL SHORT-TERM INVESTMENTS (Cost $185,554)		185,554

TOTAL INVESTMENTS — 100.4% (Cost $20,223,824) (e)		22,335,905

Other Assets/(Liabilities) — (0.4)%		(93,871)

NET ASSETS — 100.0%		$22,242,034

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2013, was $43,355. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $185,554. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 8/15/29, and an aggregate market value, including accrued interest, of $192,296.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 98.5%
Basic Materials — 1.2%
Chemicals — 0.7%
E.I. du Pont de Nemours & Co.	89,661	$5,250,548

Mining — 0.5%
Vulcan Materials Co.	79,399	4,113,662

		9,364,210

Communications — 10.1%
Advertising — 0.6%
Omnicom Group, Inc.	80,202	5,088,015

Internet — 1.5%
AOL, Inc.	106,905	3,696,775
Liberty Interactive Corp. Class A (a)	212,977	4,998,570
Symantec Corp.	118,960	2,944,260

		11,639,605

Media — 2.8%
CBS Corp. Class B (Non-Voting)	65,499	3,612,925
Comcast Corp. Class A	121,537	5,487,396
DIRECTV (a)	58,563	3,499,139
Liberty Media Corp. (a)	15,090	2,220,493
Viacom, Inc. Class B	64,979	5,430,945
The Walt Disney Co.	21,220	1,368,478

		21,619,376

Telecommunications — 5.2%
Cisco Systems, Inc.	562,242	13,167,708
Motorola Solutions, Inc.	94,096	5,587,420
Telefonica SA Sponsored ADR (Spain) (a)	108,740	1,683,295
Verizon Communications, Inc.	204,135	9,524,939
Vivendi SA Sponsored ADR (France)	72,720	1,668,924
Vodafone Group PLC Sponsored ADR (United Kingdom)	200,249	7,044,760
Windstream Corp. (b)	140,430	1,123,440

		39,800,486

		78,147,482

Consumer, Cyclical — 8.3%
Airlines — 0.7%
Delta Air Lines, Inc.	244,650	5,771,293

Auto Manufacturers — 0.6%
General Motors Co. (a)	136,452	4,908,178

Automotive & Parts — 0.6%
Johnson Controls, Inc.	117,300	4,867,950

Entertainment — 0.3%
Cinemark Holdings, Inc.	64,410	2,044,373

Household Products — 0.3%
Reckitt Benckiser Group PLC Sponsored ADR (United Kingdom) (b)	179,650	2,639,059

	Number of Shares	Value
Housewares — 0.3%
Newell Rubbermaid, Inc.	78,590	$2,161,225

Leisure Time — 0.3%
Royal Caribbean Cruises Ltd.	56,170	2,150,188

Lodging — 0.5%
MGM Resorts International (a)	187,550	3,833,522

Retail — 4.7%
AutoNation, Inc. (a)	25,191	1,314,214
Costco Wholesale Corp.	25,130	2,892,966
CVS Caremark Corp.	62,171	3,528,204
Family Dollar Stores, Inc.	79,616	5,733,944
The Gap, Inc.	60,600	2,440,968
Lowe’s Cos., Inc.	268,829	12,798,949
McDonald’s Corp.	12,270	1,180,497
Target Corp.	15,250	975,695
Walgreen Co.	93,990	5,056,662

		35,922,099

		64,297,887

Consumer, Non-cyclical — 18.3%
Agriculture — 1.3%
Altria Group, Inc.	28,820	989,967
Lorillard, Inc.	81,340	3,642,405
Philip Morris International, Inc.	64,204	5,559,425

		10,191,797

Beverages — 1.4%
PepsiCo, Inc.	133,801	10,637,179

Biotechnology — 0.6%
Amgen, Inc.	43,190	4,834,689

Commercial Services — 0.2%
Apollo Group, Inc. Class A (a)	81,340	1,692,685

Cosmetics & Personal Care — 0.5%
The Procter & Gamble Co.	53,288	4,028,040

Foods — 2.0%
ConAgra Foods, Inc.	79,100	2,399,894
Kraft Foods Group, Inc.	70,370	3,690,203
Mondelez International, Inc. Class A	146,436	4,601,019
Sysco Corp.	91,720	2,919,447
Unilever NV NY Shares	50,750	1,914,290

		15,524,853

Health Care – Products — 1.5%
Baxter International, Inc.	102,801	6,752,998
Covidien PLC	75,186	4,581,835

		11,334,833

Health Care – Services — 3.0%
HCA Holdings, Inc.	138,975	5,941,181
Thermo Fisher Scientific, Inc.	58,250	5,367,738
UnitedHealth Group, Inc.	162,548	11,640,062

		22,948,981

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 7.8%
Astellas Pharma, Inc. Sponsored ADR (Japan) (b)	165,660	$2,113,822
Bristol-Myers Squibb Co.	172,905	8,002,043
Cardinal Health, Inc.	101,480	5,292,182
Forest Laboratories, Inc. (a)	109,977	4,705,916
Merck & Co., Inc.	172,498	8,212,630
Pfizer, Inc.	389,228	11,174,736
Roche Holding AG Sponsored ADR (Switzerland)	95,670	6,460,595
Sanofi ADR (France)	233,549	11,824,586
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	61,690	2,330,648

		60,117,158

		141,310,215

Energy — 12.0%
Coal — 0.4%
CONSOL Energy, Inc.	81,575	2,744,999

Oil & Gas — 9.1%
Anadarko Petroleum Corp.	64,520	5,999,715
BP PLC Sponsored ADR (United Kingdom)	74,630	3,136,699
Chevron Corp.	86,260	10,480,590
EOG Resources, Inc.	38,834	6,573,819
EQT Corp.	30,055	2,666,480
Exxon Mobil Corp.	76,690	6,598,408
Hess Corp.	68,363	5,287,194
Noble Energy, Inc.	89,037	5,966,369
Occidental Petroleum Corp.	67,280	6,293,371
Phillips 66	46,180	2,670,128
Pioneer Natural Resources Co.	14,210	2,682,848
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	32,548	2,137,753
Suncor Energy, Inc.	278,680	9,971,170

		70,464,544

Oil & Gas Services — 2.1%
National Oilwell Varco, Inc.	35,640	2,783,840
Schlumberger Ltd.	118,371	10,459,262
Transocean Ltd.	68,234	3,036,413

		16,279,515

Pipelines — 0.4%
Enbridge, Inc.	70,830	2,956,444

		92,445,502

Financial — 24.3%
Banks — 6.4%
Bank of America Corp.	673,025	9,287,745
Capital One Financial Corp.	98,780	6,790,137
Fifth Third Bancorp	221,697	3,999,414
PNC Financial Services Group, Inc.	78,566	5,692,107

	Number of Shares	Value
State Street Corp.	106,294	$6,988,831
U.S. Bancorp	97,564	3,568,891
Wells Fargo & Co.	301,535	12,459,426

		48,786,551

Diversified Financial — 9.6%
Ameriprise Financial, Inc.	76,588	6,975,635
The Charles Schwab Corp.	205,260	4,339,196
CIT Group, Inc. (a)	64,650	3,152,981
Citigroup, Inc.	396,318	19,225,386
CME Group, Inc.	26,400	1,950,432
Discover Financial Services	107,092	5,412,430
The Goldman Sachs Group, Inc.	48,840	7,726,976
JP Morgan Chase & Co.	247,245	12,780,094
Legg Mason, Inc. (b)	104,036	3,478,964
Morgan Stanley	242,830	6,544,268
SLM Corp.	96,290	2,397,621

		73,983,983

Insurance — 7.2%
ACE Ltd.	64,590	6,043,040
Aflac, Inc.	63,030	3,907,230
The Allstate Corp.	79,670	4,027,319
American International Group, Inc.	241,750	11,756,303
Aon PLC	28,550	2,125,262
MetLife, Inc.	251,722	11,818,348
Sun Life Financial, Inc.	92,170	2,946,675
The Travelers Cos., Inc.	53,447	4,530,702
Unum Group	186,492	5,676,816
XL Group PLC	90,470	2,788,285

		55,619,980

Real Estate Investment Trusts (REITS) — 1.1%
Public Storage	22,160	3,557,788
Weyerhaeuser Co.	176,060	5,040,598

		8,598,386

		186,988,900

Industrial — 12.4%
Aerospace & Defense — 1.7%
Northrop Grumman Corp.	58,793	5,600,621
United Technologies Corp.	72,490	7,815,872

		13,416,493

Building Materials — 0.2%
Louisiana-Pacific Corp. (a)	79,950	1,406,321

Electronics — 0.5%
TE Connectivity Ltd.	79,580	4,120,652

Engineering & Construction — 0.3%
ABB Ltd. Sponsored ADR (Switzerland)	95,660	2,256,619

Hand & Machine Tools — 0.2%
Stanley Black & Decker, Inc.	15,650	1,417,420

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Diversified — 0.4%
Deere & Co.	40,430	$3,290,598

Manufacturing — 7.1%
Dover Corp.	46,081	4,139,456
Eaton Corp. PLC	178,743	12,304,668
General Electric Co.	809,616	19,341,726
Honeywell International, Inc.	52,681	4,374,630
Illinois Tool Works, Inc.	79,028	6,027,466
Parker Hannifin Corp.	34,893	3,793,567
Pentair Ltd.	31,470	2,043,662
Siemens AG Sponsored ADR (Germany)	22,980	2,769,320

		54,794,495

Metal Fabricate & Hardware — 0.3%
The Timken Co.	31,990	1,932,196

Packaging & Containers — 0.7%
Sealed Air Corp.	187,600	5,100,844

Transportation — 1.0%
CSX Corp.	117,000	3,011,580
Norfolk Southern Corp.	63,237	4,891,382

		7,902,962

		95,638,600

Technology — 8.3%
Computers — 3.9%
Apple, Inc.	27,316	13,022,903
EMC Corp.	344,711	8,810,813
NCR Corp. (a)	70,820	2,805,180
SanDisk Corp.	49,330	2,935,629
Synopsys, Inc. (a)	59,080	2,227,316

		29,801,841

Office Equipment/Supplies — 0.4%
Xerox Corp.	295,040	3,035,962

Semiconductors — 2.0%
Analog Devices, Inc.	61,990	2,916,629
Intel Corp.	87,860	2,013,751
Maxim Integrated Products, Inc.	92,100	2,744,580
Microchip Technology, Inc. (b)	60,110	2,421,832
Texas Instruments, Inc.	138,103	5,561,408

		15,658,200

Software — 2.0%
CA, Inc.	97,420	2,890,451
Microsoft Corp.	197,350	6,573,729
Oracle Corp.	191,995	6,368,474

		15,832,654

		64,328,657

Utilities — 3.6%
Electric — 3.0%
Calpine Corp. (a)	193,045	3,750,864
Duke Energy Corp.	59,030	3,942,023

	Number of Shares	Value
Edison International	73,760	$3,397,386
FirstEnergy Corp.	103,617	3,776,840
NextEra Energy, Inc.	52,792	4,231,807
PG&E Corp.	93,440	3,823,565

		22,922,485

Gas — 0.6%
Sempra Energy	51,640	4,420,384

		27,342,869

TOTAL COMMON STOCK (Cost $620,746,274)		759,864,322

TOTAL EQUITIES (Cost $620,746,274)		759,864,322

MUTUAL FUNDS — 1.0%
Diversified Financial — 1.0%
State Street Navigator Securities Lending Prime Portfolio (c)	7,354,015	7,354,015

TOTAL MUTUAL FUNDS (Cost $7,354,015)		7,354,015

TOTAL LONG-TERM INVESTMENTS (Cost $628,100,289)		767,218,337

	Principal Amount
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/13, 0.010%, due 10/01/13 (d)	$11,316,533	11,316,533

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/13	32,067	32,067

TOTAL SHORT-TERM INVESTMENTS (Cost $11,348,600)		11,348,600

TOTAL INVESTMENTS — 101.0% (Cost $639,448,889) (e)		778,566,937

Other Assets/(Liabilities) — (1.0)%		(7,520,136)

NET ASSETS — 100.0%		$771,046,801

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2013, was $7,170,789. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $11,316,536. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity dates ranging from 8/15/29 – 1/01/32, and an aggregate market value, including accrued interest, of $11,545,030.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 92.1%

BANK LOANS — 2.2%
Electronics — 1.1%
Kronos, Inc., 2nd Lien Term Loan 0.098% 4/30/20	$618,494	$639,368
Wall Street Systems, Inc., New 2nd Lien Term Loan 0.093% 10/26/20	937,232	943,090

		1,582,458

Household Products & Wares — 0.3%
Quality Home Brands Holdings, LLC, Cash Pay Term Loan 0.100% 6/30/14	201,217	197,360
Quality Home Brands Holdings, LLC, PIK Term Loan 0.118% 6/30/14	234,008	229,522

		426,882

Machinery – Diversified — 0.4%
Intelligrated, Inc., 2nd Lien Term Loan 0.105% 1/30/20	640,545	646,951

Retail — 0.4%
BJ’s Wholesale Club, Inc., 2nd Lien Term Loan 0.098% 3/26/20	500,000	508,960

TOTAL BANK LOANS (Cost $3,074,338)		3,165,251

CORPORATE DEBT — 89.9%
Aerospace & Defense — 4.0%
AAR Corp. (a) 7.250% 1/15/22	860,000	896,550
AAR Corp. 7.250% 1/15/22	800,000	834,000
DAE Aviation Holdings, Inc. (a) 11.250% 8/01/15	2,722,000	2,722,000
Ducommun, Inc. 9.750% 7/15/18	1,170,000	1,298,700

		5,751,250

Agriculture — 1.4%
Pinnacle Operating Corp. (a) 9.000% 11/15/20	2,004,000	2,051,595

Apparel — 1.9%
Perry Ellis International, Inc. 7.875% 4/01/19	2,500,000	2,637,500

Automotive & Parts — 4.6%
Accuride Corp. 9.500% 8/01/18	1,545,000	1,610,662

	Principal Amount	Value
Cooper Tire & Rubber Co. 8.000% 12/15/19	$285,000	$291,056
Cooper-Standard Holding, Inc. (a) 7.375% 4/01/18	1,285,000	1,291,425
International Automotive Components Group SA (a) 9.125% 6/01/18	889,000	915,670
Meritor, Inc., Convertible (a) 7.875% 3/01/26	469,000	588,302
Titan International, Inc. 7.875% 10/01/17	325,000	345,963
Titan International, Inc. (a) (b) 6.875% 10/01/20	634,000	638,755
Tomkins LLC/Tomkins, Inc. 9.000% 10/01/18	145,000	158,050
UCI International, Inc. 8.625% 2/15/19	720,000	734,400

		6,574,283

Banks — 1.0%
Ally Financial, Inc. 8.000% 11/01/31	1,230,000	1,383,750

Building Materials — 2.1%
Builders FirstSource, Inc. (a) 7.625% 6/01/21	861,000	861,000
Cemex Finance LLC (a) 9.375% 10/12/22	750,000	821,250
Interline Brands, Inc. 10.000% 11/15/18	610,000	666,425
Roofing Supply Group LLC/Roofing Supply Finance, Inc. (a) 10.000% 6/01/20	615,000	685,725

		3,034,400

Chemicals — 3.1%
Axiall Corp. (a) 4.875% 5/15/23	435,000	412,162
Eagle Spinco, Inc. (a) 4.625% 2/15/21	575,000	552,000
INEOS Group Holdings SA (a) 6.125% 8/15/18	265,000	259,038
Omnova Solutions, Inc. 7.875% 11/01/18	1,215,000	1,278,787
Tronox Finance LLC 6.375% 8/15/20	1,915,000	1,895,850

		4,397,837

Coal — 0.6%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. (a) 7.375% 2/01/20	810,000	842,400

Commercial Services — 6.1%
The ADT Corp. (a) (b) 6.250% 10/15/21	1,500,000	1,522,500

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mustang Merger Corp. (a) 8.500% 8/15/21	$4,105,000	$4,063,950
Rent-A-Center, Inc. 6.625% 11/15/20	330,000	346,500
RR Donnelley & Sons Co. 7.875% 3/15/21	1,230,000	1,319,175
StoneMor Partners LP/Cornerstone Family Services of WV (a) 7.875% 6/01/21	1,385,000	1,423,087

		8,675,212

Computers — 0.3%
NCR Corp. 5.000% 7/15/22	415,000	385,950

Cosmetics & Personal Care — 0.2%
First Quality Finance Co., Inc. (a) 4.625% 5/15/21	310,000	281,325

Distribution & Wholesale — 0.2%
LKQ Corp. (a) 4.750% 5/15/23	285,000	264,338

Diversified Financial — 0.2%
General Motors Financial Co., Inc. (a) 4.250% 5/15/23	370,000	338,088

Electric — 1.3%
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.000% 12/01/20	1,794,000	1,890,428

Electrical Components & Equipment — 0.7%
International Wire Group Holdings, Inc. (a) 8.500% 10/15/17	930,000	976,500

Electronics — 0.6%
Rexel SA (a) 5.250% 6/15/20	850,000	828,750

Engineering & Construction — 0.9%
Weekley Homes LLC/Weekley Finance Corp. (a) 6.000% 2/01/23	775,000	744,000
Zachry Holdings, Inc. (a) 7.500% 2/01/20	575,000	592,250

		1,336,250

Entertainment — 0.4%
PNK Finance Corp. (a) 6.375% 8/01/21	570,000	581,400

Foods — 0.6%
Chiquita Brands International, Inc., Convertible 4.250% 8/15/16	800,000	783,500

Forest Products & Paper — 1.7%
Unifrax I LLC/Unifrax Holding Co. (a) 7.500% 2/15/19	880,000	880,000

	Principal Amount	Value
Xerium Technologies, Inc. 8.875% 6/15/18	$1,463,000	$1,499,575

		2,379,575

Gas — 0.8%
LBC Tank Terminals Holding Netherlands BV (a) 6.875% 5/15/23	1,074,000	1,079,370

Hand & Machine Tools — 1.3%
Mcron Finance Sub LLC/Mcron Finance Corp. (a) 8.375% 5/15/19	830,000	906,775
Victor Technologies Group, Inc. 9.000% 12/15/17	875,000	942,813

		1,849,588

Health Care – Products — 1.2%
Alere, Inc. 6.500% 6/15/20	1,485,000	1,472,006
Teleflex, Inc. 6.875% 6/01/19	280,000	295,400

		1,767,406

Health Care – Services — 1.2%
HEALTHSOUTH Corp. 5.750% 11/01/24	720,000	691,200
Tenet Healthcare Corp. (a) 8.125% 4/01/22	1,040,000	1,085,500

		1,776,700

Home Builders — 4.0%
Brookfield Residential Properties, Inc. (a) 6.500% 12/15/20	1,255,000	1,261,275
K Hovnanian Enterprises, Inc. (a) 9.125% 11/15/20	570,000	617,025
William Lyon Homes, Inc. 8.500% 11/15/20	2,590,000	2,732,450
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. (a) 6.750% 12/15/21	1,015,000	1,015,000

		5,625,750

Insurance — 1.1%
Hockey Merger Sub 2, Inc. (a) (b) 7.875% 10/01/21	1,500,000	1,501,875

Internet — 0.9%
Equinix, Inc. 4.875% 4/01/20	885,000	858,450
VeriSign, Inc. (a) 4.625% 5/01/23	480,000	451,200

		1,309,650

Leisure Time — 2.8%
Brunswick Corp. (a) 4.625% 5/15/21	495,000	462,206

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Brunswick Corp. 7.375% 9/01/23	$285,000	$299,963
Brunswick Corp. 7.125% 8/01/27	2,245,000	2,329,187
Carlson Wagonlit BV (a) 6.875% 6/15/19	920,000	929,200

		4,020,556

Lodging — 1.4%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. (a) (b) 5.625% 10/15/21	1,065,000	1,067,663
MCE Finance Ltd. (a) 5.000% 2/15/21	900,000	864,000

		1,931,663

Machinery – Diversified — 1.1%
Welltec A/S (a) 8.000% 2/01/19	1,412,000	1,503,780

Manufacturing — 2.9%
Griffon Corp. 7.125% 4/01/18	870,000	922,200
JB Poindexter & Co., Inc. (a) 9.000% 4/01/22	2,990,000	3,139,500

		4,061,700

Media — 5.4%
Cogeco Cable, Inc. (a) 4.875% 5/01/20	710,000	678,050
Entercom Radio LLC 10.500% 12/01/19	1,000,000	1,135,000
Harron Communications LP/Harron Finance Corp. (a) 9.125% 4/01/20	795,000	874,500
Nara Cable Funding Ltd. (a) 8.875% 12/01/18	583,000	615,065
Nexstar Broadcasting, Inc. (a) 6.875% 11/15/20	1,750,000	1,780,625
RCN Telecom Services LLC/RCN Capital Corp. (a) 8.500% 8/15/20	1,815,000	1,769,625
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (a) 5.500% 1/15/23	925,000	876,437

		7,729,302

Metal Fabricate & Hardware — 0.4%
Mueller Water Products, Inc. 7.375% 6/01/17	500,000	512,500

Mining — 1.7%
Coeur Mining, Inc. (a) 7.875% 2/01/21	620,000	626,200
FMG Resources Property Ltd. (a) 7.000% 11/01/15	445,000	458,350

	Principal Amount	Value
Hecla Mining Co. (a) 6.875% 5/01/21	$1,460,000	$1,379,700

		2,464,250

Oil & Gas — 16.2%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. 9.625% 10/15/18	2,312,000	2,439,160
Aurora USA Oil & Gas, Inc. (a) 7.500% 4/01/20	1,000,000	995,000
Aurora USA Oil & Gas, Inc. (a) 9.875% 2/15/17	335,000	355,938
Chesapeake Energy Corp. 5.750% 3/15/23	660,000	661,650
CVR Refining LLC/Coffeyville Finance, Inc. 6.500% 11/01/22	1,265,000	1,228,631
Halcon Resources Corp. 8.875% 5/15/21	590,000	604,750
Halcon Resources Corp. 9.750% 7/15/20	1,200,000	1,269,000
Hercules Offshore, Inc. (a) (b) 7.500% 10/01/21	1,500,000	1,500,000
Linn Energy LLC/Linn Energy Finance Corp. 8.625% 4/15/20	1,925,000	1,989,969
Magnum Hunter Resources Corp. (a) 9.750% 5/15/20	530,000	548,550
Magnum Hunter Resources Corp. (a) 9.750% 5/15/20	1,605,000	1,661,175
MEG Energy Corp. (a) 7.000% 3/31/24	1,450,000	1,459,062
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC (a) 9.250% 6/01/21	840,000	829,500
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC (a) 10.750% 10/01/20	925,000	971,250
Northern Tier Energy LLC/Northern Tier Finance Corp. (a) 7.125% 11/15/20	1,270,000	1,270,000
Oasis Petroleum, Inc. (a) 6.875% 3/15/22	525,000	553,875
Resolute Energy Corp. 8.500% 5/01/20	820,000	844,600
RKI Exploration & Production LLC/RKI Finance Corp. (a) 8.500% 8/01/21	1,255,000	1,261,275
SM Energy Co. 6.500% 1/01/23	700,000	714,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. (a) 7.500% 7/01/21	640,000	660,800

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Venoco, Inc. 8.875% 2/15/19	$1,235,000	$1,244,262

		23,062,447

Packaging & Containers — 2.1%
Plastipak Holdings, Inc. (a) (b) 6.500% 10/01/21	1,450,000	1,464,500
Sealed Air Corp. (a) 6.875% 7/15/33	1,580,000	1,461,500

		2,926,000

Retail — 2.3%
Landry’s, Inc. (a) 9.375% 5/01/20	930,000	981,150
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. (a) 7.500% 8/01/18	650,000	658,125
The Pantry, Inc. 8.375% 8/01/20	640,000	675,200
Petco Holdings, Inc. (a) 8.500% 10/15/17	605,000	614,075
Sonic Automotive, Inc. 5.000% 5/15/23	415,000	379,725

		3,308,275

Savings & Loans — 0.0%
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. (c) 9.750% 4/01/17	750,000	8

Semiconductors — 0.7%
NXP BV/NXP Funding LLC (a) 5.750% 3/15/23	960,000	950,400

Software — 0.9%
Audatex North America, Inc. (a) 6.000% 6/15/21	600,000	612,000
First Data Corp. (a) 11.750% 8/15/21	650,000	627,250

		1,239,250

Storage & Warehousing — 1.0%
Niska Gas Storage US LLC/Niska Gas Storage Canada LLC 8.875% 3/15/18	1,425,000	1,474,875

Telecommunications — 4.9%
CommScope Holding Co., Inc. (a) 6.625% 6/01/20	1,905,000	1,895,475
DigitalGlobe, Inc. (a) 5.250% 2/01/21	600,000	573,000
Frontier Communications Corp. 7.625% 4/15/24	325,000	325,000
Frontier Communications Corp. 9.250% 7/01/21	855,000	978,975
Lynx II Corp. (a) 6.375% 4/15/23	745,000	741,275

	Principal Amount	Value
Sprint Corp. (a) 7.250% 9/15/21	$745,000	$752,450
Sprint Corp. (a) 7.875% 9/15/23	1,460,000	1,489,200
Windstream Corp. 7.500% 6/01/22	280,000	279,300

		7,034,675

Transportation — 3.7%
CHC Helicopter SA 9.250% 10/15/20	945,000	1,006,425
CHC Helicopter SA 9.375% 6/01/21	1,100,000	1,094,500
The Kenan Advantage Group, Inc. (a) 8.375% 12/15/18	1,420,000	1,489,225
Quality Distribution LLC/QD Capital Corp. 9.875% 11/01/18	815,000	886,312
Watco Cos. LLC/Watco Finance Corp. (a) 6.375% 4/01/23	721,000	713,790

		5,190,252

TOTAL CORPORATE DEBT (Cost $126,198,327)		127,714,603

TOTAL BONDS & NOTES (Cost $129,272,665)		130,879,854

TOTAL LONG-TERM INVESTMENTS (Cost $129,272,665)		130,879,854

SHORT-TERM INVESTMENTS — 14.6%
Time Deposits — 14.6%
Euro Time Deposit 0.010% 10/01/13	20,725,724	20,725,724

TOTAL SHORT-TERM INVESTMENTS (Cost $20,725,724)		20,725,724

TOTAL INVESTMENTS — 106.7% (Cost $149,998,389) (d)		151,605,578

Other Assets/(Liabilities) — (6.7)%		(9,483,169)

NET ASSETS — 100.0%		$142,122,409

Notes to Portfolio of Investments

(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities amounted to a value of $78,066,821 or 54.93% of net assets.

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At September 30, 2013, these securities amounted to a value of $8 or 0.00% of net assets.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 134.5%

CORPORATE DEBT — 1.9%
Banks — 0.4%
Associated Banc-Corp. 1.875% 3/12/14	$1,050,000	$1,051,153
First Horizon National Corp. 5.375% 12/15/15	390,000	421,474

		1,472,627

Computers — 0.2%
Hewlett-Packard Co. 2.650% 6/01/16	800,000	820,233

Diversified Financial — 0.3%
Ford Motor Credit Co. LLC 12.000% 5/15/15	800,000	934,566

Insurance — 0.5%
Pacific Life Global Funding VRN (a) 3.934% 2/06/16	2,000,000	2,074,100

Oil & Gas — 0.2%
Transocean, Inc. 4.950% 11/15/15	825,000	885,060

Real Estate Investment Trusts (REITS) — 0.3%
DDR Corp. 9.625% 3/15/16	950,000	1,126,769

TOTAL CORPORATE DEBT (Cost $2,665,667)		7,313,355

MUNICIPAL OBLIGATIONS — 0.2%
Louisiana State Public Facilities Authority FRN 1.165% 4/26/27	450,000	449,843
North Carolina State Education Assistance Authority FRN 0.715% 1/25/21	101,772	101,766

		551,609

TOTAL MUNICIPAL OBLIGATIONS (Cost $551,633)		551,609

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 32.9%
Automobile ABS — 9.1%
American Credit Acceptance Receivables Trust, Series 2013-2, Class A (a) 1.320% 2/15/17	1,122,831	1,122,847
American Credit Acceptance Receivables Trust, Series 2012-3, Class A (a) 1.640% 11/15/16	387,628	387,553
American Credit Acceptance Receivables Trust, Series 2012-2, Class A (a) 1.890% 7/15/16	1,046,859	1,049,039

	Principal Amount	Value
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class A2 0.740% 11/08/16	$605,000	$605,202
AmeriCredit Automobile Receivables Trust, Series 2012-2, Class A2 0.760% 10/08/15	320,742	320,934
ARI Fleet Lease Trust, Series 2013-A, Class A2 (a) 0.700% 12/15/15	315,000	314,658
ARI Fleet Lease Trust, Series 2012-A, Class A FRN (a) 0.732% 3/15/20	342,526	342,582
California Republic Auto Receivables Trust, Series 2012-1, Class A (a) 1.180% 8/15/17	334,669	334,971
California Republic Auto Receivables Trust, Series 2013-1, Class A2 (a) 1.410% 9/17/18	1,475,000	1,478,585
CarNow Auto Receivables Trust, Series 2013-1A, Class A (a) 1.160% 10/16/17	635,238	635,265
Carnow Auto Receivables Trust, Series 2012-1A, Class B (a) 3.240% 3/15/16	371,579	372,348
CFC LLC, Series 2013-1A, Class A (a) 1.650% 7/17/17	291,592	291,604
Chesapeake Funding LLC, Series 2012-2A, Class A FRN (a) 0.632% 5/07/24	915,000	916,222
Chesapeake Funding LLC, Series 2012-1A, Class A FRN (a) 0.932% 11/07/23	776,906	779,666
CPS Auto Trust, Series 2012-D, Class A (a) 1.480% 3/16/20	566,068	566,128
CPS Auto Trust, Series 2013-C, Class A (a) 1.640% 4/16/18	775,000	773,400
CPS Auto Trust, Series 2012-C, Class A (a) 1.820% 12/16/19	644,010	647,671
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	1,273,732	1,271,412
CPS Auto Trust, Series 2011-B, Class A (a) 3.680% 9/17/18	653,788	669,648
Credit Acceptance Auto Loan Trust, Series 2012-2A, Class A (a) 1.520% 3/16/20	1,060,000	1,065,607
Credit Acceptance Auto Loan Trust, Series 2011-1, Class A (a) 2.610% 3/15/19	1,370,000	1,381,432

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DT Auto Owner Trust, Series 2013-1A, Class A (a) 0.750% 5/16/16	$422,524	$422,568
DT Auto Owner Trust, Series 2013-2A, Class A (a) 0.810% 9/15/16	1,455,000	1,454,928
Enterprise Fleet Financing LLC, Series 2012-2, Class A2 (a) 0.720% 4/20/18	539,149	539,497
Enterprise Fleet Financing LLC, Series 2011-2, Class A2 (a) 1.430% 10/20/16	60,475	60,548
Enterprise Fleet Financing LLC, Series 2011-3, Class A2 (a) 1.620% 5/20/17	203,390	204,274
Exeter Automobile Receivables Trust, Series 2013-1A, Class A (a) 1.290% 10/16/17	390,091	389,128
Exeter Automobile Receivables Trust, Series 2012-2A, Class A (a) 1.300% 6/15/17	1,118,264	1,120,398
Exeter Automobile Receivables Trust, Series 2013-2A, Class A (a) 1.490% 11/15/17	800,000	799,997
Exeter Automobile Receivables Trust, Series 2012-1A, Class A (a) 2.020% 8/15/16	1,403,396	1,408,222
First Investors Auto Owner Trust, Series 2013-1A, Class A2 (a) 0.900% 10/15/18	1,193,893	1,190,901
First Investors Auto Owner Trust, Series 2013-2A, Class A2 (a) 1.230% 3/15/19	923,000	923,001
First Investors Auto Owner Trust, Series 2012-1A, Class A2 (a) 1.960% 11/15/17	496,307	498,635
LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A (a) 2.550% 9/15/16	29,013	29,033
Navistar Financial Owner Trust, Series 2012-A, Class A3 (a) 1.190% 1/18/19	1,275,000	1,278,396
Prestige Auto Receivables Trust, Series 2012-1A, Class A2 (a) 1.230% 12/15/15	428,985	429,522
Rental Car Finance Corp., Series 2011-1A, Class A1 (a) 2.510% 2/25/16	300,000	305,077
Santander Consumer Acquired Receivables Trust, Series 2011-S1A, Class B (a) 1.660% 8/15/16	1,230,132	1,234,006

	Principal Amount	Value
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class B (a) 2.320% 4/15/15	$1,413,541	$1,415,528
Santander Drive Auto Receivables Trust, Series 2012-4, Class A2 0.790% 8/17/15	259,957	260,092
Santander Drive Auto Receivables Trust, Series 2013-4, Class A2 0.890% 9/15/16	1,250,000	1,251,015
Santander Drive Auto Receivables Trust, Series 2010-3, Class B 2.050% 5/15/15	310,126	310,444
Santander Drive Auto Receivables Trust, Series 2011-S2A, Class B (a) 2.060% 6/15/17	595,128	595,538
Santander Drive Auto Receivables Trust, Series 2010-2, Class B 2.240% 12/15/14	540,867	541,354
SNAAC Auto Receivables Trust, Series 2012-1A, Class A (a) 1.780% 6/15/16	312,023	311,839
Tidewater Auto Receivables Trust, Series 2012-AA, Class A2 (a) 1.210% 8/15/15	169,555	169,619
United Auto Credit Securitization Trust, Series 2013-1, Class A2 (a) 0.950% 9/15/15	690,000	690,027
Westlake Automobile Receivables Trust, Series 2012-1A, Class A2 (a) 1.030% 3/15/16	416,832	417,017
Westlake Automobile Receivables Trust, Series 2013-1A, Class A2 (a) 1.120% 1/15/18	880,000	879,911
Westlake Automobile Receivables Trust, Series 2011-1A, Class B (a) 2.600% 10/15/14	210,355	210,572
Wheels SPV LLC, Series 2012-1, Class A2 (a) 1.190% 3/20/21	470,231	471,875

		35,139,736

Commercial MBS — 1.7%
Bear Stearns Commercial Mortgage Securities, Series 2006-T22, Class AAB VRN 5.764% 4/12/38	394,365	397,265
DBRR Trust, Series 2013-EZ3, Class A VRN (a) 1.636% 12/18/49	577,820	576,934
GE Capital Commercial Mortgage Corp., Series 2005-C2, Class AAB 4.866% 5/10/43	180,313	180,233

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	$3,247,545	$3,198,832
VFC LLC (Acquired 9/19/13, Cost $1,720,000), Series 2013-1, Class A (a) (b) 3.130% 3/20/26	1,720,000	1,720,144
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	427,817	426,401

		6,499,809

Home Equity ABS — 2.2%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.449% 8/25/35	257,135	252,083
ACE Securities Corp., Series 2005-HE2, Class M2 FRN 0.854% 4/25/35	242,836	242,118
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C FRN 0.539% 7/25/35	96,804	96,120
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.549% 11/25/34	182,353	180,279
Asset-Backed Securities Corp. Trust, Series 2005-HE2, Class M1 FRN 0.854% 2/25/35	236,527	230,136
Bayview Financial Acquisition Trust, Series 2004-D, Class A FRN 0.769% 8/28/44	31,000	30,807
Countrywide Asset-Backed Certificates, Series 2005-BC5, Class 3A3 FRN 0.549% 1/25/36	630,948	617,709
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.639% 9/25/34	83,564	82,790
Countrywide Asset-Backed Certificates, Series 2005-BC4, Class M2 FRN 0.649% 8/25/35	260,542	258,346
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A2 FRN (a) 0.469% 7/25/36	831,494	821,608
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.599% 5/25/36	640,000	594,473
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1 FRN 0.609% 5/25/35	498,248	474,771
Home Equity Asset Trust, Series 2006-3, Class 2A3 FRN 0.359% 7/25/36	83,209	82,772

	Principal Amount	Value
Home Equity Asset Trust, Series 2005-5, Class 2A3 FRN 0.589% 11/25/35	$154,362	$153,999
Home Equity Asset Trust, Series 2005-4, Class M2 FRN 0.619% 10/25/35	300,150	295,657
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (a) 0.959% 12/25/32	391,556	376,631
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 1.004% 6/25/35	771,774	727,980
Mastr Asset Backed Securities Trust, Series 2005-WMC1, Class M2 FRN 0.854% 3/25/35	443,789	435,606
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.914% 6/28/35	1,112,544	1,070,409
Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M1 FRN 0.629% 8/25/35	444,412	433,352
New Century Home Equity Loan Trust, Series 2005-2, Class A2C FRN 0.479% 6/25/35	62,040	61,951
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 FRN 0.649% 5/25/35	172,074	168,710
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.559% 8/25/35	416,055	406,318
Quest Trust, Series 2005-X1, Class M1 FRN (a) 0.679% 3/25/35	26,805	26,712
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.369% 3/25/36	148,444	146,900
Structured Asset Investment Loan Trust, Series 2005-HE1, Class A6 FRN 0.539% 7/25/35	134,725	137,809

		8,406,046

Other ABS — 9.1%
321 Henderson Receivables II LLC, Series 2006-3A, Class A1 FRN (a) 0.382% 9/15/41	593,918	569,241
321 Henderson Receivables LLC, Series 2006-4A, Class A1 FRN (a) 0.382% 12/15/41	1,102,714	1,027,508
ARL First LLC, Series 2012-1A, Class A1 FRN (a) 1.932% 12/15/42	1,233,813	1,240,562
CIT Equipment Collateral, Series 2012-VT1, Class A2 (a) 0.850% 5/20/14	9,579	9,581

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.359% 8/18/21	$1,697,091	$1,663,319
Direct Capital Funding IV LLC, Series 2013-1, Class A (a) 1.673% 12/20/17	640,021	640,021
Drug Royalty II LP 1, Series 2012-1, Class A1 FRN (a) 4.268% 1/15/25	1,153,286	1,170,585
GE Equipment Small Ticket LLC, Series 2012-1A, Class A2 (a) 0.850% 11/21/14	284,361	284,462
GE Seaco Finance Srl, Series 2005-1A, Class A FRN (a) 0.430% 11/17/20	1,950,000	1,926,469
GE Seaco Finance SRL, Series 2004-1A, Class A FRN (a) 0.480% 4/17/19	1,050,000	1,046,683
Goal Capital Funding Trust, Series 2006-1, Class A3 FRN 0.382% 11/25/26	525,371	519,493
Hercules Capital Funding Trust, Series 2012-1A, Class A (a) 3.320% 12/16/17	907,447	910,283
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.432% 6/02/17	475,000	482,125
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T1, Class A1 (a) 0.898% 1/15/44	690,000	689,586
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T6, Class AT6 (a) 1.287% 9/15/44	900,000	900,000
Leaf II Receivables Funding LLC, Series 2012-1, Class A2 (a) 0.810% 12/15/15	1,483,595	1,483,595
Macquarie Equipment Funding Trust, Series 2012-A, Class A2 (a) 0.610% 4/20/15	939,624	939,685
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A (a) 4.809% 7/20/31	1,788,275	1,843,761
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4 FRN 1.124% 4/25/35	1,255,152	1,216,459
Nations Equipment Finance Funding I LLC, Series 2013-1A, Class A (a) 1.697% 11/20/16	811,364	811,364
New York City Tax Lien, Series 2012-AA, Class A (a) 1.230% 11/10/25	1,030,428	1,030,242

	Principal Amount	Value
NYCTL Trust, Series 2013-A, Class A (a) 1.190% 11/10/26	$620,000	$620,060
Oxford Finance Funding Trust, Series 2012-1A, Class A (a) 3.900% 3/15/17	1,575,731	1,591,488
PFS Financing Corp., Series 2013-AA, Class A FRN (a) 0.732% 2/15/18	2,400,000	2,392,971
PFS Financing Corp., Series 2012-BA, Class A FRN (a) 0.882% 10/17/16	900,000	899,915
PFS Financing Corp., Series 2012-AA, Class A FRN (a) 1.382% 2/15/16	625,000	626,047
Sierra Receivables Funding Co. LLC, Series 2007-2A, Class A2 FRN (a) 1.180% 9/20/19	691,099	690,962
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	287,663	293,061
Sierra Receivables Funding Co. LLC, Series 2011-2A, Class A (a) 3.260% 5/20/28	645,610	658,677
TAL Advantage LLC, Series 2006-1A FRN (a) 0.370% 4/20/21	439,167	432,900
Textainer Marine Containers Ltd., Series 2005-1A, Class A FRN (a) 0.430% 5/15/20	3,389,167	3,362,472
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (a) 2.582% 10/15/15	396,000	398,558
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B FRN (a) 2.682% 7/15/41	778,186	795,958
Triton Container Finance LLC, Series 2006-1A FRN (a) 0.350% 11/26/21	815,417	797,862
Westgate Resorts LLC, Series 2012-2A, Class A (a) 3.000% 1/20/25	938,992	942,377

		34,908,332

Student Loans ABS — 10.4%
Access Group, Inc., Series 2007-1, Class A2 FRN 0.296% 4/25/17	324,268	322,799
Access Group, Inc., Series 2005-1, Class A2 FRN 0.360% 3/23/20	415,829	414,847
Access Group, Inc., Series 2006-1, Class A2 FRN 0.372% 8/25/23	1,067,513	1,055,218

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Access Group, Inc., Series 2007-A, Class A2 FRN 0.392% 8/25/26	$153,839	$151,639
Access Group, Inc., Series 2005-2, Class A3 FRN 0.442% 11/22/24	380,942	376,113
Access Group, Inc., Series 2005-B, Class A2 FRN 0.496% 7/25/22	591,459	581,567
Access Group, Inc., Series 2003-1, Class A2 FRN 0.511% 12/27/16	432,960	432,749
Access Group, Inc., Series 2004-A, Class A2 FRN 0.526% 4/25/29	552,937	542,938
Access Group, Inc., Series 2003-A, Class A3 FRN 1.690% 7/01/38	410,962	364,594
Brazos Higher Education Authority, Series 2005-1, Class 1A2 FRN 0.330% 12/26/18	171,430	171,219
Brazos Higher Education Authority, Series 2005-3, Class A14 FRN 0.361% 9/25/23	92,610	92,490
Brazos Higher Education Authority, Series 2004-I, Class A2 FRN 0.411% 6/27/22	1,193,850	1,190,149
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.685% 1/25/47	1,175,000	975,250
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A2 FRN 0.338% 12/28/21	339,308	338,701
Collegiate Funding Services Education Loan Trust, Series 2005-B, Class A2 FRN 0.348% 12/28/21	67,332	67,273
Collegiate Funding Services Education Loan Trust, Series 2004-A, Class A3 FRN 0.458% 9/28/26	1,168,686	1,160,169
Education Funding Capital Trust I, Series 2004-1, Class A2 FRN 0.414% 12/15/22	1,234,616	1,231,913
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.679% 6/15/43	1,300,000	1,287,000
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.682% 6/15/43	400,000	391,320
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.890% 6/15/43	250,000	212,574

	Principal Amount	Value
Education Loan Asset-Backed Trust I, Series 2012-1, Class A1 FRN (a) 0.629% 6/25/22	$993,297	$992,705
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L FRN (a) 0.332% 5/25/23	347,381	342,343
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (a) 0.362% 8/25/25	1,286,320	1,281,123
Higher Education Funding HEF, Series 2005-1, Class A2 FRN 0.362% 2/25/24	175,260	175,227
Higher Education Funding I, Series 2004-1, Class A15 FRN (a) 1.683% 1/01/44	425,000	400,512
Higher Education Funding I, Series 2004-1, Class A13 FRN (a) 1.685% 1/01/44	300,000	276,932
Keycorp Student Loan Trust, Series 2003-A, Class 1A2 FRN 0.526% 10/25/32	4,679,152	4,543,270
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.564% 10/28/41	2,578,212	2,530,536
Montana Higher Education Student Assistance Corp., Series 2012-1, Class A1 FRN 0.780% 9/20/22	228,614	228,799
National Collegiate Student Loan Trust, Series 2005-2, Class A3 FRN 0.369% 2/25/28	192,733	189,353
National Collegiate Student Loan Trust, Series 2004-2, Class A3 FRN 0.389% 4/26/27	134,211	133,829
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 0.979% 4/25/46	261,682	263,770
Northstar Education Finance, Inc., Series 2005-1, Class A1 FRN 0.364% 10/28/26	395,585	393,809
Northstar Education Finance, Inc., Series 2004-2 FRN 0.383% 4/28/16	286,787	286,602
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.472% 5/28/26	967,392	963,235
Pennsylvania Higher Education Assistance Agency, Series 2005-1, Class A2 FRN 0.346% 1/25/18	389,687	389,063
Pennsylvania Higher Education Assistance Agency FRN 0.866% 4/25/19	658,024	658,426

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLC Student Loan Trust, Series 2006-A, Class A4 FRN 0.388% 1/15/19	$805,163	$803,803
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.438% 7/15/36	1,610,000	1,569,879
SLM Student Loan Trust, Series 2005-1, Class A2 FRN 0.346% 4/27/20	71,060	70,643
SLM Student Loan Trust, Series 2006-B, Class A3 FRN 0.394% 12/15/22	156,500	156,062
SLM Student Loan Trust, Series 2002-6, Class A4L FRN 0.434% 3/15/19	375,593	375,637
SLM Student Loan Trust, Series 2003-6, Class A4 FRN 0.454% 12/17/18	34,507	34,491
SLM Student Loan Trust, Series 2007-7, Class A2 FRN 0.466% 1/25/16	89,775	89,742
SLM Student Loan Trust, Series 2003-3, Class A4 FRN 0.474% 12/15/17	141,832	141,785
SLM Student Loan Trust, Series 2007-6, Class A2 FRN 0.516% 1/25/19	90,207	90,134
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 0.650% 12/15/16	1,600,000	1,600,000
SLM Student Loan Trust, Series 2008-7, Class A2 FRN 0.766% 10/25/17	249,415	249,904
SLM Student Loan Trust, Series 2003-10A, Class A1B FRN (a) 0.850% 12/15/16	200,000	200,000
SLM Student Loan Trust, Series 2003-11, Class B FRN 0.904% 12/15/38	851,463	760,613
SLM Student Loan Trust, Series 2012-E, Class A1 FRN (a) 0.932% 10/16/23	487,507	486,027
SLM Student Loan Trust, Series 2012-B, Class A1 FRN (a) 1.282% 12/15/21	371,877	372,428
SLM Student Loan Trust, Series 2012-C, Class A1 FRN (a) 1.282% 8/15/23	453,203	453,492
SLM Student Loan Trust, Series 2008-4, Class A2 FRN 1.316% 7/25/16	78,440	79,037
SLM Student Loan Trust, Series 2008-5, Class A2 FRN 1.366% 10/25/16	891,245	892,836

	Principal Amount	Value
SLM Student Loan Trust, Series 2012-A, Class A1 FRN (a) 1.582% 8/15/25	$434,413	$437,277
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 1.660% 9/15/28	750,000	750,000
SLM Student Loan Trust, Series 2003-10A, Class A1E FRN (a) 1.669% 12/15/16	125,000	125,000
SLM Student Loan Trust, Series 2003-10A, Class A1D FRN (a) 1.670% 12/15/16	250,000	250,000
SLM Student Loan Trust, Series 2003-10A, Class A1C FRN (a) 1.672% 12/15/16	225,000	225,000
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (a) 1.672% 12/15/16	200,000	200,000
SLM Student Loan Trust, Series 2010-C, Class A1 FRN (a) 1.832% 12/15/17	222,979	223,289
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 2.670% 6/17/30	550,000	550,000
SLM Student Loan Trust, Series 2003-5, Class A9 FRN 2.680% 6/17/30	700,000	700,000
SMS Student Loan Trust, Series 1998-A, Class A2 FRN 0.384% 7/28/26	357,440	353,441
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.454% 10/28/28	288,875	288,022
South Carolina Student Loan Corp., Series 2006-1, Class A1 FRN 0.350% 12/02/19	859,045	852,474
South Carolina Student Loan Corp., Series 2010-1, Class A1 FRN 0.716% 1/25/21	200,665	200,705
US Education Loan Trust IV LLC, Series 2007-1A, Class 1A3 FRN (a) 0.660% 9/01/22	1,026,996	1,026,789

		40,018,566

WL Collateral CMO — 0.3%
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-CF1, Class M1 FRN (a) 0.879% 3/25/45	839,605	807,052
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (a) 2.500% 3/23/51	264,440	264,889

		1,071,941

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.429% 11/25/37	$362,396	$352,586

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $126,360,234)		126,397,016

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.5%
Pass-Through Securities — 0.5%
Federal Home Loan Mortgage Corp. Pool #1Q0239 2.422% 3/01/37 FRN	1,422,064	1,520,875
Government National Mortgage Association II Pool #82462 3.500% 1/20/40 FRN	467,024	488,080

		2,008,955

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $1,944,948)		2,008,955

U.S. TREASURY OBLIGATIONS — 99.0%
U.S. Treasury Bonds & Notes — 99.0%
U.S. Treasury Inflation Index (c) 0.125% 4/15/16	22,784,768	23,382,869
U.S. Treasury Inflation Index (c) (d) (e) 0.125% 4/15/17	21,288,915	21,952,533
U.S. Treasury Inflation Index (c) 0.125% 4/15/18	15,279,062	15,739,818
U.S. Treasury Inflation Index (c) 0.125% 1/15/22	19,000,409	18,761,422
U.S. Treasury Inflation Index (c) 0.125% 7/15/22	20,676,202	20,366,059
U.S. Treasury Inflation Index (c) 0.125% 1/15/23	17,558,200	17,080,828
U.S. Treasury Inflation Index (c) 0.375% 7/15/23	12,547,000	12,482,308
U.S. Treasury Inflation Index (d) (e) 0.500% 4/15/15	8,407,542	8,588,825
U.S. Treasury Inflation Index (c) 0.625% 7/15/21	16,717,455	17,400,513
U.S. Treasury Inflation Index (c) 0.625% 2/15/43	6,990,149	5,730,832
U.S. Treasury Inflation Index (c) 0.750% 2/15/42	8,657,908	7,409,948
U.S. Treasury Inflation Index (c) 1.125% 1/15/21	14,645,426	15,769,008
U.S. Treasury Inflation Index 1.250% 4/15/14	5,518,800	5,563,640

	Principal Amount	Value
U.S. Treasury Inflation Index (c) 1.250% 7/15/20	$13,785,186	$15,081,848
U.S. Treasury Inflation Index (c) 1.375% 7/15/18	6,819,059	7,484,981
U.S. Treasury Inflation Index (c) 1.375% 1/15/20	8,641,760	9,478,930
U.S. Treasury Inflation Index (c) 1.625% 1/15/15	11,285,404	11,662,765
U.S. Treasury Inflation Index (c) 1.625% 1/15/18	3,646,115	4,007,022
U.S. Treasury Inflation Index (c) 1.750% 1/15/28	7,782,840	8,714,959
U.S. Treasury Inflation Index (c) 1.875% 7/15/19	7,275,227	8,241,464
U.S. Treasury Inflation Index (c) 2.000% 1/15/16	13,099,120	14,008,893
U.S. Treasury Inflation Index (c) 2.000% 1/15/26	7,808,864	9,008,868
U.S. Treasury Inflation Index (c) 2.125% 1/15/19	6,402,880	7,267,269
U.S. Treasury Inflation Index (c) 2.125% 2/15/40	2,993,678	3,542,362
U.S. Treasury Inflation Index (c) 2.125% 2/15/41	5,450,735	6,456,139
U.S. Treasury Inflation Index (c) 2.375% 1/15/17	9,498,202	10,534,845
U.S. Treasury Inflation Index (c) 2.375% 1/15/25	11,500,147	13,725,610
U.S. Treasury Inflation Index (c) 2.375% 1/15/27	7,812,868	9,401,686
U.S. Treasury Inflation Index (c) 2.500% 7/15/16	9,542,610	10,529,678
U.S. Treasury Inflation Index (c) 2.500% 1/15/29	7,539,840	9,267,526
U.S. Treasury Inflation Index (c) 2.625% 7/15/17	7,782,418	8,830,617
U.S. Treasury Inflation Index (c) 3.375% 4/15/32	3,579,574	5,011,404
U.S. Treasury Inflation Index (c) 3.625% 4/15/28	6,383,585	8,825,306
U.S. Treasury Inflation Index (c) 3.875% 4/15/29	6,344,497	9,094,443

		380,405,218

TOTAL U.S. TREASURY OBLIGATIONS (Cost $376,687,754)		380,405,218

TOTAL BONDS & NOTES (Cost $508,210,236)		516,676,153

TOTAL LONG-TERM INVESTMENTS (Cost $508,210,236)		516,676,153

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value

SHORT-TERM INVESTMENTS — 43.0%
Commercial Paper — 41.0%
AGL Capital Corp. (a) 0.370% 12/10/13	$5,700,000	$5,695,899
Airgas, Inc. (a) 0.340% 1/07/14	5,600,000	5,594,817
British Telecommunications PLC (a) 0.750% 3/10/14	5,000,000	4,983,333
Canadian Natural Resources Ltd. (a) 0.300% 10/09/13	2,500,000	2,499,833
Canadian Natural Resources Ltd. (a) 0.300% 10/17/13	3,300,000	3,299,560
Centrica PLC (a) 0.530% 1/07/14	6,000,000	5,991,343
Daimler Finance North America LLC (a) 0.530% 3/05/14	5,500,000	5,487,449
DirecTV Holdings LLC (a) 0.440% 3/10/14	5,500,000	5,489,244
Duke Energy Corp. (a) 0.380% 3/06/14	5,500,000	5,490,943
Ecolab, Inc. (a) 0.330% 1/06/14	5,600,000	5,595,021
FMC Corp. (a) 0.320% 10/18/13	5,600,000	5,599,154
FMC Technologies, Inc. (a) 0.330% 12/09/13	5,000,000	4,996,838
Hewlett-Packard Co. (a) 0.350% 10/22/13	4,500,000	4,499,081
Hewlett-Packard Co. (a) 0.360% 10/22/13	1,300,000	1,299,727
Holcim US Finance Sarl & Cie (a) 0.440% 10/11/13	6,000,000	5,999,267
Marriott International, Inc. (a) 0.330% 10/28/13	5,500,000	5,498,639
National Grid USA (a) 0.400% 11/14/13	5,700,000	5,697,213
Noble Corp. (a) 0.390% 11/12/13	5,800,000	5,797,361
Pearson Holdings, Inc. (a) 0.300% 10/18/13	5,600,000	5,599,207
Pentair Finance (a) 0.300% 10/07/13	2,000,000	1,999,900
Sempra Energy Holding (a) 0.310% 10/17/13	5,800,000	5,799,201
Spectra Energy Capital LLC (a) 0.400% 10/22/13	5,600,000	5,598,693
Stanley Works (a) 0.420% 12/12/13	9,000,000	8,992,440
Tesco Treasury Services PLC (a) 0.580% 2/21/14	5,800,000	5,786,637
TransCanada PipeLines Ltd. (a) 0.345% 10/11/13	5,500,000	5,499,481
VF Corp. (a) 0.300% 11/12/13	5,800,000	5,797,970

	Principal Amount	Value
Vodafone Group PLC (a) 0.630% 4/07/14	$6,100,000	$6,079,931
Volvo Group Treasury NA (a) 0.360% 11/06/13	5,800,000	5,797,912
WellPoint, Inc. (a) 0.330% 1/08/14	5,000,000	4,995,463
Xstrata Finance Canada Ltd. (a) 0.700% 12/12/13	6,200,000	6,191,320

		157,652,877

Repurchase Agreement — 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/13, 0.010%, due 10/01/13 (f)	7,728,659	7,728,659

TOTAL SHORT-TERM INVESTMENTS (Cost $165,381,536)		165,381,536

TOTAL INVESTMENTS — 177.5% (Cost $673,591,772) (g)		682,057,689

Other Assets/(Liabilities) — (77.5)%		(297,810,830)

NET ASSETS — 100.0%		$384,246,859

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities amounted to a value of $243,196,351 or 63.29% of net assets.
(b)	Restricted security. Certain securities are restricted as to resale. At September 30, 2013, these securities amounted to a value of $1,720,144 or 0.45% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(c)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(d)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(e)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(f)	Maturity value of $7,728,661. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 4/01/28, and an aggregate market value, including accrued interest, of $7,884,161.
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund — Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.2%

PREFERRED STOCK — 0.2%
Financial — 0.2%
Insurance — 0.2%
The Allstate Corp. 5.100%	95,000	$2,204,000

TOTAL PREFERRED STOCK (Cost $2,375,000)		2,204,000

TOTAL EQUITIES (Cost $2,375,000)		2,204,000

	Principal Amount
BONDS & NOTES — 98.0%

CORPORATE DEBT — 42.9%
Advertising — 0.3%
The Interpublic Group of Cos., Inc. 2.250% 11/15/17	$1,050,000	1,031,307
WPP Finance 8.000% 9/15/14	1,365,000	1,455,079
WPP Finance 2010 4.750% 11/21/21	763,000	786,465

		3,272,851

Aerospace & Defense — 0.2%
BAE Systems Holdings, Inc. (a) 6.375% 6/01/19	670,000	770,349
Exelis, Inc. 4.250% 10/01/16	1,790,000	1,881,217
L-3 Communications Corp. 4.750% 7/15/20	100,000	104,731
United Technologies Corp. 6.125% 7/15/38	350,000	421,257

		3,177,554

Agriculture — 0.2%
Altria Group, Inc. 2.850% 8/09/22	1,000,000	915,863
Altria Group, Inc. 4.250% 8/09/42	515,000	428,745
Altria Group, Inc. 9.700% 11/10/18	112,000	148,067
Altria Group, Inc. 9.950% 11/10/38	170,000	253,773
Bunge Ltd. Finance Corp. 3.200% 6/15/17	1,200,000	1,242,843
Philip Morris International, Inc. 6.375% 5/16/38	160,000	190,130

		3,179,421

	Principal Amount	Value
Airlines — 0.0%
United Air Lines, Inc. (b) 10.110% 2/19/49	$123,739	$62,798

Auto Manufacturers — 0.4%
Daimler Finance NA LLC (a) 2.625% 9/15/16	900,000	927,689
General Motors Co. (a) 3.500% 10/02/18	1,275,000	1,271,812
Volvo Treasury AB (a) 5.950% 4/01/15	2,700,000	2,881,710

		5,081,211

Automotive & Parts — 0.2%
Lear Corp. 8.125% 3/15/20	1,516,000	1,660,020
Lear Corp. (a) 4.750% 1/15/23	440,000	408,100
TRW Automotive, Inc. (a) 7.250% 3/15/17	550,000	629,750

		2,697,870

Banks — 3.5%
Associated Banc-Corp. 5.125% 3/28/16	1,400,000	1,511,621
Bank of America Corp. 3.625% 3/17/16	925,000	972,810
Bank of America Corp. 4.500% 4/01/15	700,000	735,132
Bank of America Corp., Series L 5.650% 5/01/18	1,230,000	1,388,084
Bank of America Corp. 5.750% 12/01/17	780,000	879,905
Bank of America Corp. 5.875% 2/07/42	470,000	521,833
Barclays Bank PLC 5.000% 9/22/16	200,000	220,723
Capital One Financial Corp. 2.125% 7/15/14	550,000	556,096
Capital One Financial Corp. 7.375% 5/23/14	455,000	474,367
Credit Suisse AG 5.400% 1/14/20	1,410,000	1,543,385
Credit Suisse New York 5.500% 5/01/14	400,000	411,814
Discover Bank 2.000% 2/21/18	1,385,000	1,354,167
Export-Import Bank of Korea 1.750% 2/27/18	505,000	491,375
Export-Import Bank of Korea 4.000% 1/11/17	650,000	692,248
First Horizon National Corp. 5.375% 12/15/15	9,870,000	10,666,548

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
FirstMerit Corp. 4.350% 2/04/23	$460,000	$454,168
HSBC Holdings PLC 6.500% 9/15/37	570,000	646,021
ICICI Bank Ltd. (a) 4.700% 2/21/18	1,250,000	1,243,119
ICICI Bank Ltd. (a) 4.750% 11/25/16	1,276,000	1,299,245
ICICI Bank Ltd. (a) 5.500% 3/25/15	2,570,000	2,664,270
JPMorgan Chase & Co. 3.375% 5/01/23	1,105,000	1,002,085
JPMorgan Chase & Co. 6.000% 1/15/18	275,000	315,788
KFW 2.125% 1/17/23	3,340,000	3,123,902
Regions Financial Corp. 7.500% 5/15/18	765,000	899,728
Regions Financial Corp. 7.750% 11/10/14	564,000	605,707
The Toronto-Dominion Bank 2.375% 10/19/16	1,010,000	1,044,639
UBS AG 5.750% 4/25/18	1,095,000	1,263,337
Union Bank NA 2.625% 9/26/18	500,000	504,719
Valley National Bancorp 5.125% 9/27/23	1,185,000	1,184,855
Wachovia Bank NA 5.850% 2/01/37	25,000	27,898
Wachovia Bank NA 6.600% 1/15/38	325,000	392,834
Wachovia Corp. 5.750% 6/15/17	910,000	1,046,555
Wells Fargo & Co. 3.450% 2/13/23	1,890,000	1,768,970
Wells Fargo & Co. 3.625% 4/15/15	1,110,000	1,158,305
Wells Fargo & Co. 4.600% 4/01/21	210,000	228,035
Zions Bancorp. 6.000% 9/15/15	870,000	930,975

		44,225,263

Beverages — 0.2%
Anheuser-Busch Cos, Inc. 6.500% 2/01/43	125,000	154,984
Fomento Economico Mexicano SAB de CV 2.875% 5/10/23	500,000	444,881
Molson Coors Brewing Co. 5.000% 5/01/42	400,000	389,777
Pernod Ricard SA (a) 2.950% 1/15/17	1,400,000	1,452,465

		2,442,107

	Principal Amount	Value
Biotechnology — 0.1%
Amgen, Inc. 5.150% 11/15/41	$950,000	$922,218

Building Materials — 0.5%
CRH America, Inc. 8.125% 7/15/18	1,195,000	1,454,637
Lafarge SA (a) 6.200% 7/09/15	2,700,000	2,855,250
Masco Corp. 4.800% 6/15/15	1,875,000	1,959,375
Owens Corning, Inc. 9.000% 6/15/19	590,000	717,491

		6,986,753

Chemicals — 1.4%
Ashland, Inc. 3.000% 3/15/16	2,969,000	3,006,112
Ashland, Inc. 6.875% 5/15/43	1,202,000	1,153,920
Cabot Corp. 5.000% 10/01/16	2,215,000	2,419,108
CF Industries, Inc. 3.450% 6/01/23	366,000	339,206
Cytec Industries, Inc. 3.500% 4/01/23	380,000	353,207
Cytec Industries, Inc. 8.950% 7/01/17	250,000	297,506
The Dow Chemical Co. 8.550% 5/15/19	250,000	318,843
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	115,000	135,998
Ecolab, Inc. 4.350% 12/08/21	375,000	395,107
Incitec Pivot Finance LLC (a) 6.000% 12/10/19	640,000	702,522
Incitec Pivot Ltd. (a) 4.000% 12/07/15	1,877,000	1,951,481
Methanex Corp. 5.250% 3/01/22	350,000	363,054
NOVA Chemicals Corp. 8.625% 11/01/19	1,075,000	1,187,875
RPM International, Inc. 3.450% 11/15/22	1,425,000	1,332,627
RPM International, Inc. 6.125% 10/15/19	550,000	626,314
RPM International, Inc. 6.250% 12/15/13	2,310,000	2,331,633
Valspar Corp. 7.250% 6/15/19	315,000	379,337

		17,293,850

Commercial Services — 0.8%
The ADT Corp. 2.250% 7/15/17	1,770,000	1,690,398

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Brambles USA, Inc. (a) 3.950% 4/01/15	$1,010,000	$1,046,058
Donnelley (R.R.) & Sons Co. 4.950% 4/01/14	1,160,000	1,177,400
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	59,000	62,393
ERAC USA Finance LLC (a) 2.800% 11/01/18	395,000	397,805
ERAC USA Finance LLC (a) 3.300% 10/15/22	875,000	831,669
ERAC USA Finance LLC (a) 6.700% 6/01/34	125,000	141,334
The Western Union Co. 5.930% 10/01/16	4,020,000	4,476,495

		9,823,552

Computers — 0.7%
Apple, Inc. 1.000% 5/03/18	1,960,000	1,887,978
Apple, Inc. 2.400% 5/03/23	1,360,000	1,231,046
Apple, Inc. 3.850% 5/04/43	615,000	515,341
Brocade Communications Systems, Inc. 6.875% 1/15/20	80,000	86,400
Electronic Data Systems LLC 7.450% 10/15/29	300,000	322,760
EMC Corp. 3.375% 6/01/23	1,764,000	1,723,731
Hewlett-Packard Co. 2.125% 9/13/15	865,000	877,408
Hewlett-Packard Co. 2.200% 12/01/15	1,025,000	1,042,286
Hewlett-Packard Co. 5.500% 3/01/18	750,000	837,434
International Business Machines Corp. 5.600% 11/30/39	600,000	680,580

		9,204,964

Cosmetics & Personal Care — 0.1%
Avon Products, Inc. 5.000% 3/15/23	815,000	820,028
The Procter & Gamble Co. 5.800% 8/15/34	175,000	207,632

		1,027,660

Distribution & Wholesale — 0.1%
Arrow Electronics, Inc. 4.500% 3/01/23	660,000	652,636

Diversified Financial — 4.8%
American Express Co. 6.150% 8/28/17	295,000	343,936
American Express Co. 8.125% 5/20/19	810,000	1,052,853

	Principal Amount	Value
BlackRock, Inc. 5.000% 12/10/19	$580,000	$657,998
BlackRock, Inc. 6.250% 9/15/17	295,000	345,330
Citigroup, Inc. 4.750% 5/19/15	1,590,000	1,682,699
Citigroup, Inc. 5.375% 8/09/20	1,100,000	1,230,485
Citigroup, Inc. 5.500% 10/15/14	271,000	283,981
Citigroup, Inc. 5.875% 5/29/37	490,000	535,959
Citigroup, Inc. 5.875% 1/30/42	475,000	528,128
Citigroup, Inc. 6.125% 11/21/17	745,000	856,734
Citigroup, Inc. 6.375% 8/12/14	508,000	532,546
Citigroup, Inc. 8.500% 5/22/19	486,000	620,740
CNH Capital LLC 6.250% 11/01/16	1,240,000	1,364,000
Eaton Vance Corp. 3.625% 6/15/23	567,000	549,703
Eaton Vance Corp. 6.500% 10/02/17	168,000	193,691
Ford Motor Credit Co. LLC 2.750% 5/15/15	1,500,000	1,534,317
Ford Motor Credit Co. LLC 3.000% 6/12/17	1,250,000	1,284,816
Ford Motor Credit Co. LLC 3.875% 1/15/15	1,420,000	1,468,679
Ford Motor Credit Co. LLC 8.700% 10/01/14	2,200,000	2,363,431
Ford Motor Credit Co. LLC 12.000% 5/15/15	2,000,000	2,336,414
General Electric Capital Corp. 1.600% 11/20/17	1,380,000	1,371,252
General Electric Capital Corp. 3.350% 10/17/16	555,000	588,213
General Electric Capital Corp. 5.375% 10/20/16	590,000	657,774
General Electric Capital Corp. 5.500% 1/08/20	115,000	130,338
General Electric Capital Corp. 5.625% 5/01/18	190,000	218,013
General Electric Capital Corp. 6.875% 1/10/39	1,040,000	1,274,570
General Motors Financial Co., Inc. (a) 2.750% 5/15/16	960,000	957,600
The Goldman Sachs Group, Inc. 1.600% 11/23/15	1,610,000	1,621,692

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
The Goldman Sachs Group, Inc. 3.300% 5/03/15	$900,000	$930,633
The Goldman Sachs Group, Inc. 3.625% 2/07/16	380,000	399,935
The Goldman Sachs Group, Inc. 5.375% 3/15/20	950,000	1,046,430
The Goldman Sachs Group, Inc. 5.625% 1/15/17	975,000	1,074,006
The Goldman Sachs Group, Inc. 5.750% 1/24/22	950,000	1,053,211
The Goldman Sachs Group, Inc. 6.125% 2/15/33	335,000	365,539
The Goldman Sachs Group, Inc. 6.150% 4/01/18	150,000	171,563
The Goldman Sachs Group, Inc. 6.345% 2/15/34	335,000	324,317
The Goldman Sachs Group, Inc. 6.750% 10/01/37	345,000	360,054
Hyundai Capital America (a) 1.625% 10/02/15	680,000	681,088
Hyundai Capital America (a) 2.875% 8/09/18	800,000	806,686
Hyundai Capital America (a) 4.000% 6/08/17	575,000	608,080
International Lease Finance Corp. 3.875% 4/15/18	1,515,000	1,463,869
International Lease Finance Corp. 5.750% 5/15/16	4,742,000	5,027,853
Janus Capital Group, Inc. 6.700% 6/15/17	1,750,000	1,955,560
JP Morgan Chase & Co. 3.450% 3/01/16	1,965,000	2,069,084
JP Morgan Chase & Co. 4.500% 1/24/22	950,000	990,947
JP Morgan Chase & Co. 4.950% 3/25/20	1,655,000	1,810,333
JP Morgan Chase & Co. 5.600% 7/15/41	1,125,000	1,212,908
Lazard Group LLC 6.850% 6/15/17	1,368,000	1,550,573
Lazard Group LLC 7.125% 5/15/15	2,216,000	2,398,505
Leighton Finance USA Pty Ltd. (a) 5.950% 11/13/22	685,000	680,671
Merrill Lynch & Co., Inc. 7.750% 5/14/38	400,000	495,289
Morgan Stanley 3.800% 4/29/16	600,000	631,515
Morgan Stanley 4.000% 7/24/15	950,000	990,902
Morgan Stanley 4.200% 11/20/14	1,765,000	1,825,991

	Principal Amount	Value
Morgan Stanley 5.450% 1/09/17	$330,000	$363,400
Morgan Stanley 5.750% 1/25/21	625,000	693,818
Morgan Stanley, Series F 6.625% 4/01/18	1,000,000	1,160,957
National Rural Utilities Cooperative Finance Corp. 10.375% 11/01/18	155,000	212,955
TD Ameritrade Holding Corp. 4.150% 12/01/14	295,000	306,976

		60,249,540

Electric — 2.1%
The AES Corp. 7.750% 10/15/15	394,000	437,340
Ameren Corp. 8.875% 5/15/14	2,190,000	2,295,113
CMS Energy Corp. 5.050% 2/15/18	1,250,000	1,384,344
CMS Energy Corp. 6.875% 12/15/15	235,000	261,822
Exelon Generation Co. LLC 6.250% 10/01/39	840,000	865,006
Florida Power & Light Co. 4.950% 6/01/35	630,000	670,568
Georgia Power Co. 4.300% 3/15/42	473,000	426,203
IPALCO Enterprises, Inc. 5.000% 5/01/18	2,215,000	2,298,062
IPALCO Enterprises, Inc. (a) 7.250% 4/01/16	1,416,000	1,557,600
Kansas Gas & Electric Co. 5.647% 3/29/21	237,390	253,356
Kiowa Power Partners LLC (a) 4.811% 12/30/13	12,791	12,838
LG&E and KU Energy LLC 4.375% 10/01/21	1,100,000	1,139,626
MidAmerican Energy Holdings Co. 5.950% 5/15/37	1,100,000	1,220,677
National Fuel Gas Co. 3.750% 3/01/23	710,000	682,292
Nevada Power Co. Series N 6.650% 4/01/36	550,000	680,148
Niagara Mohawk Power Corp. (a) 2.721% 11/28/22	1,070,000	995,815
NiSource Finance Corp. 4.800% 2/15/44	1,135,000	1,016,453
NiSource Finance Corp. 5.800% 2/01/42	950,000	984,492
Oncor Electric Delivery Co. 6.800% 9/01/18	60,000	71,884
Oncor Electric Delivery Co. 7.500% 9/01/38	495,000	646,941

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pacific Gas & Electric Co. 5.800% 3/01/37	$543,000	$588,960
PPL Capital Funding, Inc. 1.900% 6/01/18	320,000	314,096
Puget Energy, Inc. 6.500% 12/15/20	1,580,000	1,767,173
Southern California Edison Co. 5.950% 2/01/38	545,000	639,405
State Grid Overseas Investment Ltd. (a) 1.750% 5/22/18	1,170,000	1,140,854
Tenaska Oklahoma I LP (a) 6.528% 12/30/14	73,135	74,307
Transelec SA (a) 4.625% 7/26/23	1,075,000	1,022,542
Tri-State Generation & Transmission Association, Series 2003, Class A (a) 6.040% 1/31/18	233,000	254,133
Tri-State Generation & Transmission Association, Series 2003, Class B (a) 7.144% 7/31/33	480,000	589,320
Union Electric Co. 6.700% 2/01/19	505,000	609,054
Virginia Electric and Power Co. 6.350% 11/30/37	640,000	789,153
Wisconsin Public Service Corp. 5.650% 11/01/17	380,000	429,437

		26,119,014

Electrical Components & Equipment — 0.0%
Anixter, Inc. 5.950% 3/01/15	600,000	627,750

Electronics — 0.6%
Agilent Technologies, Inc. 3.875% 7/15/23	967,000	939,106
Amphenol Corp. 4.000% 2/01/22	475,000	471,086
Arrow Electronics, Inc. 6.000% 4/01/20	725,000	789,176
Avnet, Inc. 4.875% 12/01/22	653,000	658,134
Avnet, Inc. 5.875% 3/15/14	2,015,000	2,056,443
Jabil Circuit, Inc. 7.750% 7/15/16	1,015,000	1,149,487
PerkinElmer, Inc. 5.000% 11/15/21	600,000	619,400
Tech Data Corp. 3.750% 9/21/17	885,000	906,654

		7,589,486

Engineering & Construction — 0.1%
BAA Funding Ltd. (a) 2.500% 6/25/17	1,135,000	1,152,503

	Principal Amount	Value
Entertainment — 0.0%
International Game Technology 5.500% 6/15/20	$550,000	$571,244

Environmental Controls — 0.1%
Republic Services, Inc. 3.800% 5/15/18	595,000	633,610
Republic Services, Inc. 5.250% 11/15/21	100,000	109,696
Waste Management, Inc. 6.100% 3/15/18	90,000	104,761

		848,067

Foods — 0.9%
ConAgra Foods, Inc. (a) 4.950% 8/15/20	600,000	633,267
ConAgra Foods, Inc. (a) 6.625% 8/15/39	350,000	405,471
ConAgra Foods, Inc. 7.000% 4/15/19	465,000	558,136
Delhaize America, Inc. 9.000% 4/15/31	855,000	1,033,799
Delhaize Group 6.500% 6/15/17	1,235,000	1,399,617
General Mills, Inc. 5.400% 6/15/40	70,000	76,257
Kraft Foods, Inc. 4.125% 2/09/16	1,100,000	1,174,484
Kraft Foods, Inc. 6.500% 2/09/40	375,000	440,150
Safeway, Inc. 3.400% 12/01/16	600,000	618,631
TreeHouse Foods, Inc. 7.750% 3/01/18	2,050,000	2,167,875
Tyson Foods, Inc. 4.500% 6/15/22	850,000	882,233
Tyson Foods, Inc. 6.600% 4/01/16	2,300,000	2,578,677

		11,968,597

Forest Products & Paper — 0.3%
Domtar Corp. 9.500% 8/01/16	160,000	188,585
International Paper Co. 4.750% 2/15/22	425,000	447,591
International Paper Co. 7.300% 11/15/39	765,000	933,557
International Paper Co. 9.375% 5/15/19	200,000	263,746
The Mead Corp. 7.550% 3/01/47	1,000,000	1,016,892
Plum Creek Timberlands LP 3.250% 3/15/23	1,015,000	927,948

		3,778,319

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Gas — 0.0%
Boston Gas Co. (a) 4.487% 2/15/42	$450,000	$422,184

Hand & Machine Tools — 0.1%
Kennametal, Inc. 2.650% 11/01/19	800,000	772,866

Health Care – Products — 0.1%
Boston Scientific Corp. 6.000% 1/15/20	650,000	743,379
Hospira, Inc. 5.200% 8/12/20	900,000	915,656
Johnson & Johnson 5.850% 7/15/38	175,000	210,004

		1,869,039

Health Care – Services — 1.0%
Cigna Corp. 2.750% 11/15/16	800,000	830,981
Cigna Corp. 5.125% 6/15/20	450,000	495,934
HCA, Inc. 8.500% 4/15/19	5,130,000	5,514,750
Howard Hughes Medical Institute 3.500% 9/01/23	880,000	877,943
Kaiser Foundation Hospitals 3.500% 4/01/22	375,000	366,438
Roche Holdings, Inc. (a) 6.000% 3/01/19	155,000	184,196
Roche Holdings, Inc. (a) 7.000% 3/01/39	680,000	898,019
UnitedHealth Group, Inc. 2.750% 2/15/23	405,000	377,295
UnitedHealth Group, Inc. 3.950% 10/15/42	350,000	300,137
UnitedHealth Group, Inc. 6.875% 2/15/38	1,160,000	1,456,296
WellPoint, Inc., Convertible (a) 2.750% 10/15/42	650,000	827,531

		12,129,520

Holding Company – Diversified — 0.1%
Hutchison Whampoa International Ltd. (a) 5.750% 9/11/19	725,000	812,200

Home Furnishing — 0.1%
Whirlpool Corp. 3.700% 3/01/23	630,000	609,645
Whirlpool Corp. 5.150% 3/01/43	290,000	278,046
Whirlpool Corp. 8.600% 5/01/14	220,000	229,837

		1,117,528

	Principal Amount	Value
Household Products — 0.1%
Avery Dennison Corp. 3.350% 4/15/23	$410,000	$386,327
Church & Dwight Co., Inc. 3.350% 12/15/15	650,000	675,565

		1,061,892

Housewares — 0.1%
Newell Rubbermaid, Inc. 2.000% 6/15/15	670,000	679,276
Newell Rubbermaid, Inc. 2.050% 12/01/17	850,000	840,615
Toro Co. 7.800% 6/15/27	235,000	283,536

		1,803,427

Insurance — 2.9%
Aflac, Inc. 3.625% 6/15/23	1,366,000	1,333,980
Aflac, Inc. 8.500% 5/15/19	285,000	368,365
The Allstate Corp. 5.550% 5/09/35	630,000	700,133
The Allstate Corp. VRN 5.750% 8/15/53	1,110,000	1,082,250
The Allstate Corp. 7.450% 5/16/19	90,000	113,867
American International Group, Inc. 3.000% 3/20/15	1,200,000	1,235,062
American International Group, Inc. 6.250% 5/01/36	2,200,000	2,513,680
The Chubb Corp. VRN 6.375% 3/29/67	1,507,000	1,616,257
CNA Financial Corp. 7.350% 11/15/19	670,000	815,440
The Hartford Financial Services Group, Inc. 4.000% 10/15/17	225,000	241,091
The Hartford Financial Services Group, Inc. 5.375% 3/15/17	325,000	357,651
ING US, Inc. 5.500% 7/15/22	600,000	645,923
ING US, Inc. VRN 5.650% 5/15/53	1,175,000	1,074,123
Liberty Mutual Group, Inc. (a) 4.250% 6/15/23	566,000	552,025
Lincoln National Corp. 4.300% 6/15/15	425,000	448,025
Lincoln National Corp. 8.750% 7/01/19	670,000	868,166
Marsh & McLennan Cos., Inc. 4.800% 7/15/21	850,000	918,679

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	$600,000	$647,986
MetLife Capital Trust IV (a) 7.875% 12/15/67	1,960,000	2,205,000
MetLife, Inc. Series A 6.817% 8/15/18	145,000	175,437
Principal Financial Group, Inc. 8.875% 5/15/19	290,000	375,887
The Progressive Corp. VRN 6.700% 6/15/37	2,039,000	2,181,730
Prudential Financial, Inc. 3.875% 1/14/15	615,000	639,244
Prudential Financial, Inc. 4.500% 11/15/20	475,000	510,339
Prudential Financial, Inc. 4.750% 9/17/15	1,220,000	1,308,999
Prudential Financial, Inc. VRN 5.200% 3/15/44	1,800,000	1,632,600
Prudential Financial, Inc. 6.200% 11/15/40	350,000	401,565
Prudential Financial, Inc. VRN 8.875% 6/15/38	1,475,000	1,784,750
QBE Insurance Group Ltd. (a) 2.400% 5/01/18	655,000	638,121
Reinsurance Group of America, Inc. 4.700% 9/15/23	1,480,000	1,513,402
Reinsurance Group of America, Inc. 5.000% 6/01/21	1,220,000	1,305,804
Reinsurance Group of America, Inc. 6.450% 11/15/19	1,305,000	1,523,114
The Travelers Cos., Inc. 6.250% 6/15/37	550,000	670,846
Willis Group Holdings PLC 4.125% 3/15/16	455,000	477,847
Willis North America, Inc. 7.000% 9/29/19	566,000	660,560
WR Berkley Corp. 4.625% 3/15/22	2,600,000	2,687,734

		36,225,682

Internet — 0.3%
Baidu, Inc. 3.250% 8/06/18	1,690,000	1,689,229
Expedia, Inc. 7.456% 8/15/18	2,250,000	2,613,344

		4,302,573

Investment Companies — 0.2%
Xstrata Finance Canada (a) 2.850% 11/10/14	1,000,000	1,014,981
Xstrata Finance Canada Ltd. (a) 2.050% 10/23/15	1,225,000	1,228,333
Xstrata Finance Canada Ltd. (a) 5.800% 11/15/16	240,000	262,181

		2,505,495

	Principal Amount	Value
Iron & Steel — 1.1%
Allegheny Technologies, Inc. 9.375% 6/01/19	$220,000	$268,261
ArcelorMittal 4.250% 8/05/15	3,850,000	3,965,500
ArcelorMittal 5.750% 8/05/20	1,200,000	1,230,000
ArcelorMittal 9.500% 2/15/15	2,010,000	2,203,463
Cliffs Natural Resources, Inc. 3.950% 1/15/18	1,025,000	1,029,383
Gerdau Trade, Inc. (a) 4.750% 4/15/23	1,170,000	1,041,300
Reliance Steel & Aluminum Co. 4.500% 4/15/23	815,000	795,407
Reliance Steel & Aluminum Co. 6.200% 11/15/16	1,870,000	2,054,090
Reliance Steel & Aluminum Co. 6.850% 11/15/36	1,045,000	1,060,487

		13,647,891

Leisure Time — 0.1%
Carnival Corp. 1.875% 12/15/17	750,000	734,654

Lodging — 0.8%
Choice Hotels International, Inc. 5.700% 8/28/20	1,100,000	1,144,000
Hyatt Hotels Corp. 3.375% 7/15/23	545,000	509,285
Marriott International, Inc. 3.250% 9/15/22	1,345,000	1,272,900
Marriott International, Inc. 3.375% 10/15/20	1,290,000	1,285,795
Marriott International, Inc. 5.810% 11/10/15	300,000	328,138
Marriott International, Inc. 6.200% 6/15/16	945,000	1,060,093
Starwood Hotels & Resorts Worldwide, Inc. 6.750% 5/15/18	220,000	259,578
Wyndham Worldwide Corp. 2.500% 3/01/18	1,160,000	1,148,510
Wyndham Worldwide Corp. 2.950% 3/01/17	350,000	359,177
Wyndham Worldwide Corp. 6.000% 12/01/16	6,000	6,639
Wynn Las Vegas LLC 7.750% 8/15/20	2,400,000	2,694,000

		10,068,115

Machinery – Diversified — 0.2%
CNH Capital LLC 3.625% 4/15/18	655,000	651,725

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Roper Industries, Inc. 3.125% 11/15/22	$1,075,000	$1,006,271
Xylem, Inc. 3.550% 9/20/16	800,000	838,481
Xylem, Inc. 4.875% 10/01/21	375,000	394,190

		2,890,667

Manufacturing — 1.1%
Carlisle Cos., Inc. 3.750% 11/15/22	875,000	842,364
Cooper US, Inc. 6.100% 7/01/17	535,000	617,932
Eaton Corp. (a) 1.500% 11/02/17	715,000	704,938
General Electric Co. 4.125% 10/09/42	1,430,000	1,312,797
General Electric Co. 5.250% 12/06/17	335,000	381,280
Harsco Corp 2.700% 10/15/15	4,450,000	4,514,009
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	310,000	367,403
Siemens Financieringsmaatschappij NV (a) 5.750% 10/17/16	530,000	602,218
SPX Corp. 7.625% 12/15/14	803,000	857,202
Textron, Inc. 6.200% 3/15/15	1,050,000	1,121,696
Textron, Inc. 7.250% 10/01/19	730,000	857,911
Tyco Electronics Group SA 6.550% 10/01/17	1,775,000	2,046,692
Tyco Electronics Group SA 7.125% 10/01/37	335,000	395,436

		14,621,878

Media — 0.9%
BSKYB Finance PLC (a) 5.625% 10/15/15	1,415,000	1,542,110
CBS Corp. 7.875% 7/30/30	315,000	381,832
Comcast Corp. 6.400% 5/15/38	190,000	225,239
Comcast Corp. 6.950% 8/15/37	515,000	647,953
Globo Comunicacao e Participacoes SA (a) 4.875% 4/11/22	1,300,000	1,248,000
Grupo Televisa SAB 6.625% 1/15/40	109,000	117,608

	Principal Amount	Value
NBCUniversal Media LLC 6.400% 4/30/40	$65,000	$76,880
News America, Inc. 6.900% 8/15/39	420,000	488,229
News America, Inc. 8.000% 10/17/16	1,500,000	1,785,414
Time Warner Cable, Inc. 4.000% 9/01/21	550,000	513,133
Time Warner Cable, Inc. 6.750% 6/15/39	985,000	917,892
Time Warner Cable, Inc. 8.250% 4/01/19	75,000	86,820
Time Warner Cable, Inc. 8.750% 2/14/19	325,000	382,364
Time Warner, Inc. 4.700% 1/15/21	650,000	694,678
Time Warner, Inc. 5.875% 11/15/16	710,000	804,135
Time Warner, Inc. 6.100% 7/15/40	650,000	697,400
Time Warner, Inc. 6.250% 3/29/41	210,000	230,859
Viacom, Inc. 6.250% 4/30/16	265,000	295,933

		11,136,479

Metal Fabricate & Hardware — 0.2%
The Timken Co. 6.000% 9/15/14	2,160,000	2,262,382

Mining — 0.5%
Freeport-McMoRan Copper & Gold, Inc. (a) 2.375% 3/15/18	585,000	565,370
Freeport-McMoRan Copper & Gold, Inc. (a) 5.450% 3/15/43	880,000	788,757
Newcrest Finance Property Ltd. (a) 4.450% 11/15/21	1,100,000	945,823
Newmont Mining Corp. 5.125% 10/01/19	960,000	1,009,763
Vale Overseas Ltd. 5.625% 9/15/19	200,000	217,167
Vale Overseas Ltd. 6.250% 1/11/16	770,000	851,300
Vale Overseas Ltd. 6.250% 1/23/17	1,070,000	1,199,404
Vale Overseas Ltd. 6.875% 11/10/39	335,000	339,171
Vulcan Materials Co. 6.500% 12/01/16	540,000	594,000

		6,510,755

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc. 4.750% 1/15/16	$820,000	$868,668
Pitney Bowes, Inc. 5.750% 9/15/17	900,000	991,896
Xerox Corp. 4.250% 2/15/15	475,000	495,271
Xerox Corp. 5.625% 12/15/19	85,000	94,435

		2,450,270

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	100,000	111,264

Oil & Gas — 3.7%
Anadarko Petroleum Corp. 6.375% 9/15/17	2,000,000	2,324,954
Anadarko Petroleum Corp. 6.450% 9/15/36	545,000	625,895
Cenovus Energy, Inc. 5.700% 10/15/19	540,000	616,405
Cenovus Energy, Inc. 6.750% 11/15/39	545,000	645,439
Chesapeake Energy Corp. 3.250% 3/15/16	4,025,000	4,040,094
Chesapeake Energy Corp. 9.500% 2/15/15	1,640,000	1,806,050
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	240,000	219,000
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	2,310,000	2,269,575
ConocoPhillips 6.500% 2/01/39	475,000	597,331
Devon Energy Corp. 5.600% 7/15/41	700,000	715,570
Devon Energy Corp. 6.300% 1/15/19	260,000	303,560
Ecopetrol SA 4.250% 9/18/18	255,000	262,331
EQT Corp. 4.875% 11/15/21	500,000	516,135
KazMunayGas National Co. JSC (a) 4.400% 4/30/23	1,135,000	1,058,387
Motiva Enterprises LLC (a) 5.750% 1/15/20	820,000	938,260
Motiva Enterprises LLC (a) 6.850% 1/15/40	655,000	814,117
Newfield Exploration Co. 6.875% 2/01/20	1,200,000	1,260,000
Nexen, Inc. 7.500% 7/30/39	150,000	184,093
Pemex Project Funding Master Trust 6.625% 6/15/35	140,000	147,858

	Principal Amount	Value
Petrobras Global Finance BV 2.000% 5/20/16	$1,160,000	$1,152,508
Petrobras Global Finance BV 3.000% 1/15/19	640,000	601,869
Petrobras International Finance Co. 3.875% 1/27/16	1,599,000	1,649,831
Petrobras International Finance Co. 5.375% 1/27/21	1,005,000	1,009,608
Petrobras International Finance Co. 6.750% 1/27/41	425,000	410,983
Petroleos Mexicanos 5.500% 1/21/21	1,190,000	1,273,300
Phillips 66 4.300% 4/01/22	500,000	509,729
Phillips 66 5.875% 5/01/42	450,000	472,683
Pioneer Natural Resources Co. 5.875% 7/15/16	1,150,000	1,280,819
Pioneer Natural Resources Co. 7.500% 1/15/20	1,050,000	1,287,156
Rosneft Oil Co. via Rosneft International Finance Ltd. (a) 3.149% 3/06/17	900,000	900,000
Rowan Cos., Inc. 4.875% 6/01/22	1,850,000	1,908,937
Rowan Cos., Inc. 5.000% 9/01/17	690,000	750,129
Shell International Finance BV 5.500% 3/25/40	325,000	367,248
Talisman Energy, Inc. 5.500% 5/15/42	600,000	559,018
Talisman Energy, Inc. 7.750% 6/01/19	545,000	660,810
Tesoro Corp. 9.750% 6/01/19	950,000	1,037,875
Transocean, Inc. 4.950% 11/15/15	2,500,000	2,682,000
Transocean, Inc. 5.050% 12/15/16	7,720,000	8,460,255
Valero Energy Corp. 6.125% 2/01/20	800,000	919,831

		47,239,643

Oil & Gas Services — 0.9%
Baker Hughes, Inc. 5.125% 9/15/40	800,000	853,937
SESI LLC 6.375% 5/01/19	3,150,000	3,331,125
Superior Energy Services, Inc. 7.125% 12/15/21	4,859,000	5,308,457
Weatherford International Ltd. 4.500% 4/15/22	650,000	643,311
Weatherford International Ltd. 5.950% 4/15/42	475,000	454,792

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Weatherford International Ltd. 6.000% 3/15/18	$525,000	$588,526

		11,180,148

Packaging & Containers — 0.2%
Bemis Co., Inc. 6.800% 8/01/19	840,000	1,000,569
Brambles USA Inc., Series A (a) 5.350% 4/01/20	490,000	530,205
Sonoco Products Co. 4.375% 11/01/21	475,000	490,837

		2,021,611

Pharmaceuticals — 0.8%
AbbVie, Inc. 4.400% 11/06/42	500,000	452,687
McKesson Corp. 4.750% 3/01/21	600,000	658,537
McKesson Corp. 6.000% 3/01/41	550,000	638,669
Mead Johnson Nutrition Co. 4.900% 11/01/19	1,010,000	1,117,668
Mead Johnson Nutrition Co. 5.900% 11/01/39	590,000	646,609
Medco Health Solutions, Inc. 2.750% 9/15/15	1,880,000	1,942,461
Merck Sharp & Dohme Corp. 5.850% 6/30/39	180,000	213,669
Mylan, Inc. (a) 7.875% 7/15/20	2,875,000	3,280,568
Pfizer, Inc. 7.200% 3/15/39	395,000	535,447
Teva Pharmaceutical Finance Co. LLC 6.150% 2/01/36	395,000	456,127
Wyeth 6.000% 2/15/36	360,000	417,630
Zoetis, Inc. (a) 3.250% 2/01/23	445,000	423,647

		10,783,719

Pipelines — 1.4%
Boardwalk Pipelines LLC 5.500% 2/01/17	200,000	219,503
CenterPoint Energy Resources Corp. 4.500% 1/15/21	475,000	515,869
CenterPoint Energy Resources Corp. 5.850% 1/15/41	425,000	492,309
DCP Midstream LLC (a) 9.750% 3/15/19	35,000	44,590
DCP Midstream Operating LLC 3.875% 3/15/23	190,000	172,884
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	2,000,000	2,117,616

	Principal Amount	Value
Enable Oklahoma Intrastate Transmission LLC (a) 6.875% 7/15/14	$1,595,000	$1,649,804
Energy Transfer Partners LP FRN (a) 3.283% 11/01/66	1,375,000	1,235,781
Energy Transfer Partners LP 9.700% 3/15/19	1,050,000	1,342,834
Enterprise Products Operating LP 3.200% 2/01/16	450,000	472,252
Enterprise Products Operating LP 5.950% 2/01/41	455,000	490,367
Gulf South Pipeline Co. LP (a) 5.050% 2/01/15	190,000	199,024
Kern River Funding Corp. (a) 4.893% 4/30/18	428,352	461,449
Kinder Morgan Energy Partners LP 6.000% 2/01/17	185,000	209,665
Kinder Morgan Energy Partners LP 6.500% 2/01/37	150,000	164,912
Kinder Morgan Energy Partners LP 6.950% 1/15/38	175,000	197,261
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	2,700,000	2,928,185
Magellan Midstream Partners LP 6.550% 7/15/19	560,000	668,429
ONEOK Partners LP 3.250% 2/01/16	450,000	468,428
ONEOK Partners LP 6.125% 2/01/41	440,000	444,816
Southern Natural Gas Co. LLC (a) 5.900% 4/01/17	310,000	352,412
Texas Eastern Transmission LP (a) 6.000% 9/15/17	230,000	260,377
TransCanada PipeLines Ltd. 6.200% 10/15/37	130,000	150,036
The Williams Cos., Inc. 3.700% 1/15/23	570,000	514,788
Williams Partners LP 5.250% 3/15/20	1,415,000	1,525,721

		17,299,312

Real Estate — 0.3%
AMB Property LP 4.500% 8/15/17	760,000	819,467
Colonial Realty LP 6.250% 6/15/14	358,000	371,137
Post Apartment Homes LP 3.375% 12/01/22	400,000	371,715
ProLogis LP 5.625% 11/15/16	1,655,000	1,831,451
ProLogis LP 6.125% 12/01/16	82,000	92,702

		3,486,472

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Real Estate Investment Trusts (REITS) — 2.0%
American Tower Corp. 3.400% 2/15/19	$1,100,000	$1,087,228
American Tower Corp. 4.500% 1/15/18	1,375,000	1,452,190
American Tower Corp. 4.625% 4/01/15	2,700,000	2,821,173
Boston Properties LP 3.700% 11/15/18	475,000	499,196
Boston Properties LP 4.125% 5/15/21	580,000	596,708
Boston Properties LP 5.000% 6/01/15	170,000	181,305
Brandywine Operating Partners LP 4.950% 4/15/18	800,000	858,997
DDR Corp. 4.750% 4/15/18	1,000,000	1,079,390
DDR Corp. 7.500% 4/01/17	1,000,000	1,168,154
DDR Corp. 7.875% 9/01/20	1,000,000	1,223,978
DDR Corp. 9.625% 3/15/16	1,250,000	1,482,591
Duke Realty LP 8.250% 8/15/19	1,375,000	1,709,544
ERP Operating LP 4.625% 12/15/21	375,000	395,862
Federal Realty Investment Trust 5.900% 4/01/20	330,000	376,533
HCP, Inc. 2.625% 2/01/20	970,000	920,347
Highwoods Realty LP 5.850% 3/15/17	1,800,000	1,981,211
Liberty Property LP 3.375% 6/15/23	675,000	623,986
Mack-Cali Realty LP 4.500% 4/18/22	2,000,000	1,978,070
Mack-Cali Realty LP 7.750% 8/15/19	515,000	622,861
ProLogis LP 2.750% 2/15/19	530,000	529,738
Realty Income Corp. 2.000% 1/31/18	2,445,000	2,390,264
Simon Property Group LP 5.650% 2/01/20	140,000	159,744
Ventas Realty LP/Ventas Capital Corp. 4.000% 4/30/19	1,325,000	1,389,804
Ventas Realty LP/Ventas Capital Corp. 4.250% 3/01/22	475,000	479,666

		26,008,540

Retail — 0.7%
CVS Caremark Corp. 6.125% 9/15/39	560,000	640,131

	Principal Amount	Value
CVS Pass-Through Trust (a) 5.926% 1/10/34	$1,345,683	$1,452,558
CVS Pass-Through Trust (a) 7.507% 1/10/32	9,245	11,154
The Home Depot, Inc. 5.950% 4/01/41	600,000	702,493
Macy’s Retail Holdings, Inc. 7.450% 7/15/17	610,000	722,942
McDonald’s Corp. 6.300% 10/15/37	400,000	496,116
O’Reilly Automotive, Inc. 3.850% 6/15/23	609,000	588,022
O’Reilly Automotive, Inc. 4.875% 1/14/21	575,000	610,367
QVC, Inc. 4.375% 3/15/23	835,000	776,538
QVC, Inc. 5.125% 7/02/22	545,000	535,834
Target Corp. 7.000% 1/15/38	475,000	612,313
Wal-Mart Stores, Inc. 6.200% 4/15/38	730,000	874,981
Wal-Mart Stores, Inc. 6.500% 8/15/37	515,000	639,244

		8,662,693

Savings & Loans — 0.4%
First Niagara Financial Group, Inc. 7.250% 12/15/21	800,000	930,480
Glencore Funding LLC (a) 1.700% 5/27/16	1,919,000	1,890,818
Glencore Funding LLC (a) 2.500% 1/15/19	1,472,000	1,379,814
Glencore Funding LLC (a) 6.000% 4/15/14	1,175,000	1,203,332
Washington Mutual Bank (b) 5.650% 8/15/14	1,125,000	112

		5,404,556

Semiconductors — 0.3%
Applied Materials, Inc. 5.850% 6/15/41	1,000,000	1,041,815
Intel Corp., Convertible 2.950% 12/15/35	1,050,000	1,136,625
Micron Technology, Inc., Convertible (a) 2.125% 2/15/33	1,018,000	1,743,325

		3,921,765

Software — 0.5%
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	655,000	661,401
CA, Inc. 2.875% 8/15/18	730,000	736,455
CA, Inc. 5.375% 12/01/19	1,530,000	1,697,553

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
ManTech International Corp. 7.250% 4/15/18	$1,285,000	$1,358,887
Microsoft Corp. 3.000% 10/01/20	340,000	346,522
Oracle Corp. 1.200% 10/15/17	1,425,000	1,399,548

		6,200,366

Telecommunications — 2.3%
America Movil SAB de CV 5.000% 3/30/20	500,000	537,587
America Movil SAB de CV 6.125% 3/30/40	525,000	548,535
AT&T, Inc. 6.500% 9/01/37	1,135,000	1,253,951
AT&T, Inc. 6.550% 2/15/39	455,000	505,721
British Telecom PLC 9.625% 12/15/30	495,000	732,990
CenturyLink, Inc. 6.150% 9/15/19	560,000	581,000
CenturyLink, Inc. 7.650% 3/15/42	1,200,000	1,068,000
Cisco Systems, Inc. 5.500% 1/15/40	345,000	384,592
Deutsche Telekom International Finance BV 8.750% 6/15/30	475,000	658,202
Embarq Corp. 7.082% 6/01/16	780,000	877,356
Embarq Corp. 7.995% 6/01/36	145,000	147,620
Juniper Networks, Inc. 4.600% 3/15/21	450,000	459,750
Juniper Networks, Inc. 5.950% 3/15/41	700,000	719,978
Qwest Corp. 8.375% 5/01/16	2,960,000	3,424,927
Rogers Communications, Inc. 7.500% 8/15/38	50,000	63,284
Telecom Italia Capital 6.000% 9/30/34	115,000	94,582
Telecom Italia Capital 6.175% 6/18/14	592,000	609,306
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	700,000	684,600
Telefonica Emisiones SAU 3.992% 2/16/16	1,200,000	1,243,051
Telefonica Emisiones SAU 5.462% 2/16/21	475,000	486,382
Telefonica Emisiones SAU 6.421% 6/20/16	773,000	849,366
Verizon Communications, Inc. 2.500% 9/15/16	745,000	767,861

	Principal Amount	Value
Verizon Communications, Inc. 3.650% 9/14/18	$820,000	$864,028
Verizon Communications, Inc. 5.150% 9/15/23	1,325,000	1,420,116
Verizon Communications, Inc. 6.550% 9/15/43	1,935,000	2,184,493
Verizon Communications, Inc. 7.350% 4/01/39	420,000	513,092
Verizon Communications, Inc. 8.750% 11/01/18	829,000	1,065,032
Verizon Global Funding Corp. 7.750% 12/01/30	250,000	307,429
Virgin Media Finance PLC 8.375% 10/15/19	3,375,000	3,661,875
Virgin Media Secured Finance PLC 6.500% 1/15/18	1,830,000	1,905,488

		28,620,194

Transportation — 0.9%
Asciano Finance (a) 3.125% 9/23/15	925,000	943,677
Asciano Finance (a) 4.625% 9/23/20	610,000	610,271
Asciano Finance (a) 5.000% 4/07/18	1,150,000	1,219,944
Burlington Northern Santa Fe LLC 6.150% 5/01/37	720,000	818,478
Canadian National Railway Co. 5.850% 11/15/17	200,000	230,367
Canadian Pacific Railway Co. Ltd 7.250% 5/15/19	1,010,000	1,238,538
Con-way, Inc. 7.250% 1/15/18	1,285,000	1,456,468
CSX Corp. 7.250% 5/01/27	50,000	60,507
Norfolk Southern Corp. 6.000% 5/23/2111	375,000	407,277
Ryder System, Inc. 2.500% 3/01/18	2,980,000	2,989,783
Union Pacific Corp. 4.000% 2/01/21	500,000	530,046
Union Pacific Corp. 5.375% 6/01/33	520,000	548,081

		11,053,437

Trucking & Leasing — 0.8%
GATX Corp. 2.375% 7/30/18	865,000	854,616
GATX Corp. 3.500% 7/15/16	875,000	913,396
GATX Corp. 3.900% 3/30/23	530,000	512,525
GATX Corp. 4.750% 5/15/15	315,000	331,418

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
GATX Corp. 4.750% 6/15/22	$925,000	$943,627
GATX Corp. 8.750% 5/15/14	1,145,000	1,197,262
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 2.500% 3/15/16	3,425,000	3,488,489
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.125% 5/11/15	1,200,000	1,235,167
TTX Co. (a) 3.050% 11/15/22	900,000	834,070

		10,310,570

TOTAL CORPORATE DEBT (Cost $530,193,695)		542,605,015

MUNICIPAL OBLIGATIONS — 0.9%
JobsOhio Beverage System Series B 4.532% 1/01/35	3,950,000	3,709,287
New York City Municipal Water Finance Authority 5.882% 6/15/44	105,000	118,551
State of California 5.950% 4/01/16	410,000	458,277
State of California BAB 7.550% 4/01/39	120,000	156,180
State of California BAB 7.600% 11/01/40	3,160,000	4,161,910
State of Illinois 5.365% 3/01/17	2,200,000	2,381,566

		10,985,771

TOTAL MUNICIPAL OBLIGATIONS (Cost $11,510,548)		10,985,771

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.0%
Automobile ABS — 0.5%
California Republic Auto Receivables Trust, Series 2012-1, Class A (a) 1.180% 8/15/17	1,404,357	1,405,626
CPS Auto Trust, Series 2011-B, Class A (a) 3.680% 9/17/18	546,510	559,767
Credit Acceptance Auto Loan Trust, Series 2011-1, Class A (a) 2.610% 3/15/19	1,300,000	1,310,848
Exeter Automobile Receivables Trust, Series 2013-1A, Class A (a) 1.290% 10/16/17	1,191,021	1,188,083
First Investors Auto Owner Trust, Series 2012-1A, Class A2 (a) 1.960% 11/15/17	428,466	430,477

	Principal Amount	Value
LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A (a) 2.550% 9/15/16	$35,460	$35,485
Prestige Auto Receivables Trust, Series 2012-1A, Class A2 (a) 1.230% 12/15/15	486,183	486,791
Rental Car Finance Corp., Series 2011-1A, Class A1 (a) 2.510% 2/25/16	810,000	823,706
Santander Drive Auto Receivables Trust, Series 2011-S2A, Class B (a) 2.060% 6/15/17	169,095	169,212

		6,409,995

Commercial MBS — 4.5%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.933% 2/10/51	2,106,203	2,367,365
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.395% 2/10/51	2,143,000	2,459,966
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class A3 VRN 5.116% 2/11/41	1,555,000	1,623,743
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	1,345,000	1,479,741
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	925,000	1,013,824
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A3 VRN 5.468% 6/11/41	1,585,060	1,614,478
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4 VRN 5.471% 1/12/45	800,000	892,746
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	1,400,000	1,580,103
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM VRN 5.835% 9/11/42	1,395,000	1,582,750
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.895% 9/11/38	1,650,000	1,797,940
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM VRN 5.915% 6/11/50	1,165,000	1,306,090

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Mortgage Pass Through Certificates, Series 2012-CR4, Class B (a) 3.703% 10/15/45	$1,060,000	$1,015,182
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class AM VRN 5.650% 12/10/49	1,335,000	1,502,948
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class AM VRN 5.972% 6/10/46	950,000	1,019,807
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.993% 12/10/49	2,487,000	2,825,540
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 VRN 4.750% 1/15/37	765,681	768,289
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4 VRN 5.567% 2/15/39	1,145,000	1,242,905
DBRR Trust, Series 2013-EZ3, Class A VRN (a) 1.636% 12/18/49	1,917,765	1,914,823
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (a) 3.386% 7/10/44	950,000	997,157
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 6.056% 7/10/38	2,641,520	2,903,659
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS (a) 4.948% 1/10/45	488,000	526,894
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2 (a) 3.341% 7/15/46	450,000	470,991
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	1,240,000	1,356,806
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	2,520,000	2,818,807
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4 VRN 6.086% 6/12/46	1,305,000	1,437,726

	Principal Amount	Value
Morgan Stanley Capital I, Series 2011-C2, Class B VRN (a) 5.200% 6/15/44	$1,325,000	$1,430,385
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	950,000	1,037,030
Morgan Stanley Capital I, Series 2007-HQ11, Class A4 VRN 5.447% 2/12/44	2,100,000	2,309,913
Morgan Stanley Capital I, Series 2007-HQ11, Class AM VRN 5.478% 2/12/44	1,520,000	1,684,849
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	507,156	520,700
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.459% 1/11/43	880,000	1,026,085
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	1,727,018	1,701,113
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 5.551% 8/15/39	1,687,966	1,754,054
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.551% 8/15/39	975,000	1,041,456
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM VRN 5.466% 1/15/45	1,920,000	2,085,693
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	1,240,000	1,365,027
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (a) 3.349% 11/15/43	365,129	383,306
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	1,120,947	1,117,237
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (a) 3.240% 3/15/44	750,000	783,800
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (a) 3.791% 2/15/44	650,000	685,717

		57,446,645

Home Equity ABS — 3.7%
Aames Mortgage Investment Trust, Series 2004-1, Class M5 FRN 1.904% 1/25/35	1,350,000	1,263,150

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.449% 8/25/35	$535,988	$525,457
ACE Securities Corp., Series 2005-HE7, Class A2D FRN 0.509% 11/25/35	1,035,924	990,160
Aegis Asset Backed Securities Trust, Series 2005-2, Class M1 FRN 0.599% 6/25/35	656,977	629,176
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C FRN 0.539% 7/25/35	202,408	200,979
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.549% 11/25/34	364,627	360,480
Ameriquest Mortgage Securities, Inc., Series 2004-R8, Class M1 FRN 1.139% 9/25/34	960,000	885,624
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.839% 6/25/35	715,622	697,864
Asset-Backed Securities Corp. Trust, Series 2005-HE2, Class M1 FRN 0.854% 2/25/35	695,242	676,455
Bear Stearns Asset Backed Securities I Trust, Series 2006-EC2, Class M1 FRN 0.579% 2/25/36	924,013	808,042
Bear Stearns Asset-Backed Securities Trust, Series 2005-3, Class A1 FRN 0.629% 9/25/35	236,920	234,962
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE9, Class M1 FRN 0.689% 10/25/35	1,220,374	1,197,246
BNC Mortgage Loan Trust, Series 2007-1, Class A2 FRN 0.239% 3/25/37	767,665	752,940
Citigroup Mortgage Loan Trust, Series 2006-SHL1, Class A1 FRN (a) 0.379% 11/25/45	1,983,012	1,884,211
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (a) 0.589% 12/25/33	193,760	190,603
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT4, Class M2 FRN 0.609% 7/25/35	706,445	678,195
Countrywide Asset-Backed Certificates, Series 2005-3, Class MV2 FRN 0.629% 8/25/35	987,467	934,009
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.639% 9/25/34	180,089	178,421

	Principal Amount	Value
Countrywide Asset-Backed Certificates, Series 2005-8, Class M1 FRN 0.649% 12/25/35	$950,000	$894,626
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.669% 12/25/35	939,145	931,492
Countrywide Partnership Trust, Series 2004-EC1, Class M1 FRN 1.079% 2/25/35	541,680	450,841
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A2 FRN (a) 0.469% 7/25/36	1,262,803	1,247,789
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.599% 5/25/36	2,260,000	2,099,233
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1 FRN 0.609% 5/25/35	1,688,718	1,609,146
First Franklin Mortgage Loan Trust, Series 2005-FF7, Class M1 FRN 0.629% 7/25/35	1,650,000	1,531,421
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.419% 1/25/36	559,145	540,510
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.609% 4/25/35	506,401	473,303
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.349% 8/25/36	489,167	465,160
Home Equity Asset Trust, Series 2006-3, Class 2A3 FRN 0.359% 7/25/36	206,898	205,810
HSBC Home Equity Loan Trust, Series 2005-1, Class M FRN 0.710% 1/20/34	1,257,931	1,046,984
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (a) 0.959% 12/25/32	1,024,069	985,033
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 FRN 0.459% 8/25/45	115,046	114,300
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.929% 2/25/35	291,724	288,115
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.974% 2/25/35	1,200,000	1,105,055
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 1.004% 6/25/35	2,260,299	2,132,039

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3 FRN 0.899% 3/25/35	$1,785,000	$1,629,009
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.914% 6/28/35	2,784,142	2,678,699
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (a) 0.944% 6/28/35	950,000	795,371
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2 FRN 0.679% 7/25/35	1,768,796	1,694,311
New Century Home Equity Loan Trust, Series 2005-2, Class A2C FRN 0.479% 6/25/35	179,915	179,659
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	348	363
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 FRN 0.649% 5/25/35	219,872	215,573
Park Place Securities Inc, 2005-WCW1 A3D FRN 0.519% 9/25/35	97,610	96,806
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A FRN 0.439% 9/25/35	1,080,030	1,039,104
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.559% 8/25/35	860,804	840,657
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.679% 3/25/35	705,932	688,726
Residential Asset Mortgage Products, Inc., Series 2005-EFC5, Class M1 FRN 0.579% 10/25/35	1,305,000	1,224,007
Residential Asset Mortgage Products, Inc., Series 2005-EFC4, Class M1 FRN 0.589% 9/25/35	2,105,486	2,052,325
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.369% 3/25/36	323,786	320,419
Residential Asset Securities Corp., Series 2005-KS12, Class A2 FRN 0.429% 1/25/36	664,721	656,692
Residential Asset Securities Corp., Series 2005-EMX4, Class M1 FRN 0.609% 11/25/35	1,655,000	1,617,857
Soundview Home Loan Trust, Series 2006-2, Class A3 FRN 0.359% 3/25/36	595,206	590,620

	Principal Amount	Value
Structured Asset Investment Loan Trust, Series 2005-HE1, Class A6 FRN 0.539% 7/25/35	$281,415	$287,857
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.539% 8/25/35	688,517	674,859

		46,491,745

Other ABS — 2.6%
ARL First LLC, Series 2012-1A, Class A2 (a) 3.810% 12/15/42	730,000	695,439
Cajun Global LLC, Series 2011-1A, Class A2 (a) 5.955% 2/20/41	1,262,239	1,350,611
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (a) 4.474% 3/20/43	873,400	866,976
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.359% 8/18/21	489,724	479,978
Cronos Containers Program Ltd., Series 2012-2A, Class A (a) 3.810% 9/18/27	945,000	959,879
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	1,485,800	1,596,065
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (a) 5.800% 7/15/24	763,077	783,012
Drug Royalty II LP 1, Series 2012-1, Class A2 (a) 4.474% 1/15/25	655,276	658,552
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (a) 4.212% 10/15/42	2,244,578	2,226,124
Global SC Finance II SRL, Series 2013-1A, Class A (a) 2.980% 4/17/28	718,750	702,931
Goal Capital Funding Trust, Series 2006-1, Class A3 FRN 0.382% 11/25/26	1,412,554	1,396,750
Goal Capital Funding Trust, Series 2006-1, Class B FRN 0.712% 8/25/42	1,195,607	1,057,653
Hercules Capital Funding Trust, Series 2012-1A, Class A (a) 3.320% 12/16/17	1,727,716	1,733,115
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.432% 6/02/17	1,425,000	1,446,375
Hilton Grand Vacations Trust, Series 2013-A, Class A (a) 2.280% 1/25/26	2,502,262	2,502,523

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Horizon Funding Trust, Series 2013-1A, Class A (a) 3.000% 5/15/18	$1,545,000	$1,544,034
Icon Brands Holdings LLC, Series 2012-1A, Class A (a) 4.229% 1/25/43	352,225	351,367
Leaf II Receivables Funding LLC, Series 2012-1, Class A2 (a) 0.810% 12/15/15	1,431,297	1,431,297
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A (a) 2.510% 5/20/30	733,394	741,157
New York City Tax Lien, Series 2012-AA, Class A (a) 1.230% 11/10/25	743,377	743,243
Newport Waves CDO (Acquired 3/30/07, Cost $1,269,023), Series 2007-1A, Class A3LS FRN (a) (c) 0.853% 6/20/14	1,175,000	1,161,135
PFS Financing Corp., Series 2011-BA, Class A FRN (a) 1.682% 10/17/16	1,100,000	1,106,762
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	389,318	396,624
Structured Receivables Finance LLC, Series 2010-B, Class A (a) 3.730% 8/15/36	470,174	489,562
SVO VOI Mortgage Corp., Series 2012-AA, Class A (a) 2.000% 9/20/29	898,405	898,713
TAL Advantage LLC, Series 2006-1A FRN (a) 0.376% 4/20/21	413,333	407,436
Textainer Marine Containers Ltd., Series 2013-1A, Class A (a) 3.900% 9/20/38	1,630,000	1,643,175
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (a) 2.582% 10/15/15	737,000	741,761
Trinity Rail Leasing LP, Series 2006-1A, Class A1 (a) 5.900% 5/14/36	551,407	600,345
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	555,847	590,018
Triton Container Finance LLC, Series 2006-1A FRN (a) 0.350% 11/26/21	1,258,750	1,231,651
Westgate Resorts LLC, Series 2012-2A, Class A (a) 3.000% 1/20/25	676,337	678,775

		33,213,038

	Principal Amount	Value
Student Loans ABS — 2.3%
Access Group, Inc., Series 2002-1, Class A4 9/01/37	$820,000	$753,598
Access Group, Inc., Series 2007-A, Class A2 FRN 0.392% 8/25/26	316,728	312,199
Access Group, Inc., Series 2003-A, Class A3 FRN 1.690% 7/01/38	1,356,175	1,203,161
College Loan Corp. Trust, Series 2002-1, Class B1 FRN (a) 1.662% 3/01/42	1,050,000	808,500
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.685% 1/25/47	1,500,000	1,245,000
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.679% 6/15/43	1,750,000	1,732,500
Education Funding Capital Trust I, Series 2004-1, Class A5 FRN 1.679% 6/15/43	1,075,000	1,061,152
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.682% 6/15/43	1,100,000	1,076,130
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.890% 6/15/43	650,000	552,691
Educational Funding of the South, Inc., Series 2011-1, Class B FRN 3.966% 4/25/46	625,000	674,610
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (a) 0.362% 8/25/25	551,280	549,053
Higher Education Funding I, Series 2004-1, Class B1 FRN (a) 1/01/44	450,000	363,362
Higher Education Funding I, Series 2004-1, Class B2 FRN (a) 1/01/44	450,000	358,535
Higher Education Funding I, Series 2004-1, Class A5 FRN (a) 1.668% 1/01/44	150,000	139,691
Higher Education Funding I, Series 2004-1, Class A6 FRN (a) 1.673% 1/01/44	150,000	138,466
Higher Education Funding I, Series 2004-1, Class A9 FRN (a) 1.684% 1/01/44	150,000	139,720
Higher Education Funding I, Series 2004-1, Class A2 FRN (a) 1.685% 1/01/44	150,000	138,466
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4 FRN 0.558% 9/27/35	1,560,000	1,364,722

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
National Collegiate Student Loan Trust, Series 2004-2, Class A3 FRN 0.389% 4/26/27	$362,370	$361,339
Nelnet Student Loan Trust, Series 2005-4, Class A4A FRN 0.970% 3/22/32	325,000	293,216
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 0.979% 4/25/46	569,542	574,087
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.472% 5/28/26	819,510	815,989
Panhandle-Plains Student Finance Corp., Series 2001-A2 FRN 1.682% 12/01/31	1,900,000	1,848,890
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.438% 7/15/36	4,270,000	4,163,592
SLC Student Loan Trust, Series 2006-A, Class B FRN 0.568% 7/15/36	378,000	348,659
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 0.650% 12/15/16	600,000	600,000
SLM Student Loan Trust, Series 2003-10A, Class A1E FRN (a) 1.669% 12/15/16	100,000	100,000
SLM Student Loan Trust, Series 2003-10A, Class A1D FRN (a) 1.670% 12/15/16	125,000	125,000
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (a) 1.670% 12/15/16	650,000	650,000
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (a) 1.672% 12/15/16	230,000	230,000
SLM Student Loan Trust, Series 2013-2, Class B FRN 1.679% 6/25/43	1,420,000	1,359,920
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 2.670% 9/15/28	650,000	650,000
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 2.670% 6/17/30	250,000	250,000
SLM Student Loan Trust, Series 2002-7, Class A10 FRN 2.680% 3/15/28	965,000	965,000
SLM Student Loan Trust, Series 2002-7, Class A11 FRN 2.680% 3/15/28	1,850,000	1,850,000
SLM Student Loan Trust, Series 2003-10A, Class B FRN (a) 3.390% 12/17/46	425,000	337,875

	Principal Amount	Value
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.454% 10/28/28	$275,394	$274,581
Wachovia Student Loan Trust, Series 2005-1, Class A4 FRN 0.376% 7/27/20	429,007	428,574

		28,838,278

WL Collateral CMO — 0.3%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 2.739% 8/25/34	139,954	124,056
Capital Automotive REIT, Series 2012-1A, Class A (a) 4.700% 7/15/42	1,224,428	1,218,037
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.905% 2/25/34	29,212	29,404
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.010% 9/25/33	7,713	6,816
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.541% 8/25/34	22,905	21,700
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.371% 1/19/38	625,058	505,119
HSI Asset Securitization Corp. Trust, Series 2005, Class IIA3 FRN 0.539% 7/25/35	256,417	250,170
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.289% 5/25/37	619,219	400,602
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.394% 8/25/34	89,616	73,189
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.429% 8/25/36	170,605	154,700
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.355% 2/25/34	10,852	10,160
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.521% 7/25/33	5,460	5,448
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.500% 2/25/34	272	273
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (a) 2.500% 3/23/51	534,628	535,537
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B FRN 0.439% 7/25/35	164,757	162,044

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.595% 3/25/34	$59,412	$59,382
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A FRN 1.553% 4/25/44	137,682	132,650

		3,689,287

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.429% 11/25/37	787,870	766,542
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.760% 6/25/32	40,631	35,926

		802,468

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $173,416,869)		176,891,456

SOVEREIGN DEBT OBLIGATIONS — 1.0%
Brazilian Government International Bond 4.875% 1/22/21	425,000	456,344
Colombia Government International Bond 7.375% 3/18/19	725,000	877,975
Mexico Government International Bond 4.750% 3/08/44	1,955,000	1,769,275
Peruvian Government International Bond 6.550% 3/14/37	405,000	478,913
Poland Government International Bond 6.375% 7/15/19	690,000	805,230
Province of Quebec Canada 2.625% 2/13/23	2,515,000	2,339,704
Province of Quebec Canada 7.500% 9/15/29	390,000	528,068
Republic of Brazil International Bond 5.625% 1/07/41	1,315,000	1,311,712
Republic of Brazil International Bond 5.875% 1/15/19	876,000	991,194
Republic of Turkey International Bond 3.250% 3/23/23	405,000	349,313
Republic of Turkey International Bond 4.875% 4/16/43	474,000	391,050
Republic of Turkey International Bond 6.750% 4/03/18	840,000	927,360

	Principal Amount	Value
United Mexican States 5.125% 1/15/20	$850,000	$947,325
United Mexican States 6.750% 9/27/34	685,000	811,725

		12,985,188

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $12,957,215)		12,985,188

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 24.4%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	137,567	157,197
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	136,732	154,819

		312,016

Pass-Through Securities — 24.4%
Federal Home Loan Mortgage Corp.
Pool #Q15841 3.000% 2/01/43	8,212,059	8,003,229
Pool #G11630 3.500% 6/01/19	324,100	341,356
Pool #J13972 3.500% 1/01/26	164,548	173,309
Pool #C91344 3.500% 11/01/30	359,057	374,177
Pool #C91424 3.500% 1/01/32	230,464	238,729
Pool #C91239 4.500% 3/01/29	26,857	28,862
Pool #C91251 4.500% 6/01/29	190,871	205,119
Pool #G08330 4.500% 1/01/39	6,312	6,720
Pool #A84097 4.500% 1/01/39	5,433	5,784
Pool #A84432 4.500% 2/01/39	186,456	198,510
Pool #A84277 4.500% 2/01/39	6,984	7,435
Pool #G05167 4.500% 2/01/39	171,131	182,195
Pool #A84315 4.500% 2/01/39	23,937	25,485
Pool #A84999 4.500% 3/01/39	415,124	442,740
Pool #A85612 4.500% 4/01/39	173,124	184,316
Pool #A86399 4.500% 5/01/39	127,425	135,662

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #A88967 4.500% 9/01/39	$173,348	$184,554
Pool #G05695 4.500% 11/01/39	192,254	204,683
Pool #A90421 4.500% 12/01/39	98,961	105,359
Pool #A90764 4.500% 1/01/40	47,528	50,600
Pool #A90988 4.500% 2/01/40	425,514	453,023
Pool #A91518 4.500% 3/01/40	62,313	66,342
Pool #G05849 4.500% 5/01/40	378,651	403,130
Pool #A92893 4.500% 7/01/40	152,434	162,336
Pool #C03517 4.500% 9/01/40	37,991	40,459
Pool #A96834 4.500% 2/01/41	8,598	9,159
Pool #A97046 4.500% 2/01/41	36,374	38,749
Pool #A97047 4.500% 2/01/41	102,305	108,983
Pool #Q00543 4.500% 5/01/41	29,365	31,291
Pool #G05253 5.000% 2/01/39	929,840	1,002,266
Pool #C90939 5.500% 12/01/25	97,431	106,114
Pool #C91026 5.500% 4/01/27	192,005	208,419
Pool #D97258 5.500% 4/01/27	166,560	180,806
Pool #C91074 5.500% 8/01/27	16,658	18,083
Pool #D97417 5.500% 10/01/27	167,427	181,802
Pool #C91128 5.500% 12/01/27	8,424	9,110
Pool #C91148 5.500% 1/01/28	327,626	354,322
Pool #C91176 5.500% 5/01/28	126,043	136,313
Pool #C91217 5.500% 11/01/28	58,165	63,114
Pool #E85389 6.000% 9/01/16	21,193	22,300
Pool #G11431 6.000% 2/01/18	15,658	16,621
Pool #E85409 6.500% 9/01/16	55,299	58,669
Pool #E85032 6.500% 9/01/16	7,557	7,993

	Principal Amount	Value
Pool #E85301 6.500% 9/01/16	$63,065	$67,107
Pool #C01079 7.500% 10/01/30	4,412	5,242
Pool #C01135 7.500% 2/01/31	12,004	14,252
Pool #554904 9.000% 3/01/17	75	82
Federal Home Loan Mortgage Corp. TBA 3.000% 10/01/42 (d)	1,500,000	1,460,273
Federal National Mortgage Association
Pool #725692 2.267% 10/01/33	359,009	375,776
Pool #888586 2.339% 10/01/34	384,706	406,439
Pool #775539 2.362% 5/01/34	197,911	209,777
Pool #AQ8766 2.500% 12/01/42	571,642	531,984
Pool #AP6109 2.500% 1/01/43	992,306	923,465
Pool #AQ5060 2.500% 1/01/43	987,218	918,730
Pool #AB7728 2.500% 1/01/43	654,123	608,744
Pool #AR9977 2.500% 2/01/43	991,952	923,135
Pool #AB7788 2.500% 2/01/43	985,422	917,058
Pool #AR7970 2.500% 3/01/43	990,980	922,231
Pool #890328 3.000% 9/01/20	1,883,447	1,961,948
Pool #AL1382 3.000% 2/01/27	791,654	820,197
Pool #AO8180 3.000% 9/01/42	63,794	62,398
Pool #AB7397 3.000% 12/01/42	285,682	279,433
Pool #AB7401 3.000% 12/01/42	280,530	274,393
Pool #AP8668 3.000% 12/01/42	338,955	331,540
Pool #AR1975 3.000% 12/01/42	79,406	77,669
Pool #AR0306 3.000% 1/01/43	23,085	22,580
Pool #AR5391 3.000% 1/01/43	192,745	188,529
Pool #AL3215 3.000% 2/01/43	267,874	262,014
Pool #AR4109 3.000% 2/01/43	227,021	222,054

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AR4432 3.000% 3/01/43	$97,282	$95,154
Pool #AT0169 3.000% 3/01/43	480,871	470,352
Pool #AB8809 3.000% 3/01/43	143,829	140,683
Pool #MA1368 3.000% 3/01/43	498,252	487,353
Pool #AB8756 3.000% 3/01/43	4,467,225	4,291,328
Pool #AR2174 3.000% 4/01/43	490,902	480,164
Pool #AT0976 3.000% 4/01/43	4,264,578	4,096,660
Pool #AT2911 3.000% 4/01/43	5,152,805	4,949,913
Pool #MA0504 3.500% 8/01/20	408,847	432,787
Pool #MA0629 3.500% 1/01/21	63,303	67,050
Pool #AB1485 3.500% 9/01/30	178,747	186,309
Pool #MA0625 3.500% 1/01/31	286,186	298,293
Pool #AJ3722 3.500% 12/01/31	372,240	385,661
Pool #MA1084 3.500% 6/01/32	2,855,563	2,957,627
Pool #MA1138 3.500% 8/01/32	47,213	48,886
Pool #AB6353 3.500% 10/01/32	3,476,762	3,599,943
Pool #AP9736 3.500% 10/01/42	2,034,750	2,073,776
Pool #AQ0546 3.500% 11/01/42	506,929	516,652
Pool #AR8708 3.500% 4/01/43	1,385,150	1,394,403
Pool #AT0998 3.500% 4/01/43	6,983,673	7,030,322
Pool #AT4050 3.500% 5/01/43	1,895,396	1,908,056
Pool #MA1463 3.500% 6/01/43	4,501,558	4,531,627
Pool #AA3980 4.500% 4/01/28	348,761	377,875
Pool #889525 5.000% 5/01/36	11,372	12,343
Pool #255148 5.500% 2/01/14	80	80
Pool #256153 5.500% 3/01/26	6,476	7,105
Pool #256600 5.500% 2/01/27	726,025	793,131

	Principal Amount	Value
Pool #256676 5.500% 4/01/27	$643,271	$702,826
Pool #AD0836 5.500% 11/01/28	337,931	369,216
Pool #687984 5.500% 3/01/33	2,453	2,683
Pool #695208 5.500% 3/01/33	554,257	606,352
Pool #985612 5.500% 5/01/33	220,692	241,493
Pool #555876 5.500% 10/01/33	6,525	7,141
Pool #985615 5.500% 4/01/34	3,025,393	3,309,977
Pool #777124 5.500% 4/01/34	15,164	16,563
Pool #AD0227 5.500% 5/01/34	4,854	5,311
Pool #796821 5.500% 9/01/34	25,431	27,777
Pool #842123 5.500% 10/01/35	14,734	16,079
Pool #745339 5.500% 3/01/36	38,612	42,103
Pool #891435 5.500% 3/01/36	121,190	132,144
Pool #831750 5.500% 9/01/36	224,210	244,406
Pool #745946 5.500% 11/01/36	246,183	268,358
Pool #903812 5.500% 12/01/36	40,049	43,581
Pool #888129 5.500% 2/01/37	47,670	51,874
Pool #899170 5.500% 2/01/37	38,050	41,406
Pool #915674 5.500% 3/01/37	51,374	55,905
Pool #914752 5.500% 4/01/37	14,649	15,941
Pool #190379 5.500% 5/01/37	142,629	155,209
Pool #918298 5.500% 5/01/37	14,784	16,088
Pool #899588 5.500% 6/01/37	96,209	104,695
Pool #918554 5.500% 6/01/37	24,842	27,034
Pool #928381 5.500% 6/01/37	47,716	51,954
Pool #928475 5.500% 6/01/37	39,073	42,519
Pool #937392 5.500% 6/01/37	167,909	182,719

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #967740 5.500% 7/01/37	$10,652	$11,591
Pool #944501 5.500% 7/01/37	26,852	29,220
Pool #256799 5.500% 7/01/37	17,966	19,551
Pool #938072 5.500% 7/01/37	38,569	41,971
Pool #942290 5.500% 8/01/37	2,729	2,970
Pool #949707 5.500% 9/01/37	103,169	112,269
Pool #954870 5.500% 11/01/37	272,471	296,504
Pool #961567 5.500% 2/01/38	33,677	36,647
Pool #961589 5.500% 2/01/38	8,447	9,192
Pool #968048 5.500% 2/01/38	50,160	54,585
Pool #889310 5.500% 3/01/38	158,556	172,714
Pool #929318 5.500% 3/01/38	27,808	30,278
Pool #889253 5.500% 3/01/38	380,917	414,515
Pool #975782 5.500% 4/01/38	44,393	48,392
Pool #933731 5.500% 4/01/38	622,689	677,612
Pool #995048 5.500% 5/01/38	25,169	27,389
Pool #975123 5.500% 5/01/38	27,857	30,314
Pool #889572 5.500% 6/01/38	6,142	6,683
Pool #929637 5.500% 6/01/38	2,283	2,484
Pool #995018 5.500% 6/01/38	4,082	4,442
Pool #889996 5.500% 6/01/38	420,638	457,739
Pool #986761 5.500% 7/01/38	67,626	73,675
Pool #889729 5.500% 7/01/38	2,988	3,252
Pool #995072 5.500% 8/01/38	43,723	47,634
Pool #257306 5.500% 8/01/38	40,030	43,561
Pool #929916 5.500% 9/01/38	141,412	155,255
Pool #889995 5.500% 9/01/38	22,285	24,251

	Principal Amount	Value
Pool #889982 5.500% 11/01/38	$60,777	$66,138
Pool #993084 5.500% 12/01/38	113,934	124,002
Pool #AB0194 5.500% 1/01/39	11,700	12,732
Pool #AE0392 5.500% 12/01/39	103,374	112,492
Pool #AL0484 5.500% 5/01/40	72,381	78,765
Pool #890386 5.500% 6/01/40	254,224	276,647
Pool #AL0414 5.500% 9/01/40	538,847	586,375
Pool #587994 6.000% 6/01/16	8,672	9,094
Pool #253880 6.500% 7/01/16	27,063	28,615
Pool #575667 7.000% 3/01/31	21,865	25,416
Pool #497120 7.500% 8/01/29	398	471
Pool #529453 7.500% 1/01/30	3,244	3,836
Pool #531196 7.500% 2/01/30	423	500
Pool #532418 7.500% 2/01/30	5,041	5,961
Pool #530299 7.500% 3/01/30	2,092	2,471
Pool #536386 7.500% 4/01/30	583	689
Pool #535996 7.500% 6/01/31	16,703	19,655
Pool #523499 8.000% 11/01/29	1,275	1,528
Pool #252926 8.000% 12/01/29	512	621
Pool #532819 8.000% 3/01/30	226	276
Pool #537033 8.000% 4/01/30	4,918	5,991
Pool #534703 8.000% 5/01/30	3,430	4,165
Pool #253437 8.000% 9/01/30	373	453
Pool #253481 8.000% 10/01/30	207	252
Pool #596656 8.000% 8/01/31	3,832	4,434
Pool #602008 8.000% 8/01/31	12,028	14,650
Pool #190317 8.000% 8/01/31	8,183	9,936

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #597220 8.000% 9/01/31	$7,605	$9,282
Federal National Mortgage Association TBA
Pool #6560 2.500% 10/01/27 (d)	12,440,000	12,516,778
Pool #869 2.500% 10/01/42 (d)	2,905,000	2,701,196
Pool #7180 3.000% 1/01/27 (d)	21,170,000	21,917,566
Pool #9768 3.000% 10/01/42 (d)	11,320,000	11,062,647
Pool #17115 3.500% 4/01/42 (d)	21,650,000	22,049,172
Pool #18388 4.000% 1/01/41 (d)	24,050,000	25,226,194
Pool #21133 4.500% 8/01/39 (d)	17,625,000	18,825,703
Pool #29322 5.000% 2/01/37 (d)	17,790,000	19,293,810
Government National Mortgage Association
Pool #008746 1.625% 11/20/25 FRN	9,433	9,696
Pool #080136 1.625% 11/20/27 FRN	1,741	1,794
Pool #82488 2.000% 3/20/40 FRN	1,327,852	1,377,321
Pool #515963 3.000% 11/15/41	468,524	462,814
Pool #711406 3.000% 3/15/42	3,559,032	3,515,656
Pool #779084 3.000% 4/15/42	454,801	449,258
Pool #798393 3.000% 4/15/42	289,616	286,087
Pool #AC5680 3.000% 5/15/43	587,924	580,759
Pool #AD0745 3.000% 5/15/43	107,569	106,259
Pool #MA0462 3.500% 10/20/42	9,780,944	10,103,410
Pool #4536 4.000% 12/15/49 (d)	11,950,000	12,603,516
Pool #598726 5.000% 7/15/33	24,841	27,140
Pool #615654 5.000% 10/15/33	6,584	7,206
Pool #538719 5.000% 5/15/35	11,938	13,044
Pool #644753 5.000% 5/15/35	12,276	13,413
Pool #550656 5.000% 9/15/35	140,215	153,108

	Principal Amount	Value
Pool #646088 5.000% 12/15/36	$3,315	$3,616
Pool #688451 5.000% 5/15/38	7,773	8,457
Pool #782562 5.000% 2/15/39	1,749,307	1,921,641
Pool #697850 5.000% 2/15/39	1,696,633	1,845,221
Pool #697944 5.000% 3/15/39	55,489	60,349
Pool #782635 5.000% 4/15/39	717,642	788,341
Pool #716783 5.000% 4/15/39	1,037,091	1,127,917
Pool #723354 5.000% 9/15/39	157,028	171,424
Pool #723434 5.000% 11/15/39	294,545	321,549
Pool #737037 5.000% 2/15/40	1,275,775	1,392,737
Pool #705143 5.000% 6/15/40	256,195	279,682
Pool #739708 5.000% 7/15/40	641,784	701,826
Pool #371146 7.000% 9/15/23	1,125	1,295
Pool #352022 7.000% 11/15/23	16,538	19,044
Pool #374440 7.000% 11/15/23	1,301	1,500
Pool #491089 7.000% 12/15/28	35,631	42,000
Pool #483598 7.000% 1/15/29	5,041	5,922
Pool #480539 7.000% 4/15/29	566	669
Pool #478658 7.000% 5/15/29	2,750	3,258
Pool #488634 7.000% 5/15/29	2,978	3,518
Pool #500928 7.000% 5/15/29	6,837	8,050
Pool #498541 7.000% 6/15/29	1,509	1,526
Pool #499410 7.000% 7/15/29	1,584	1,878
Pool #508655 7.000% 7/15/29	174	206
Pool #510083 7.000% 7/15/29	2,941	3,470
Pool #493723 7.000% 8/15/29	13,848	16,410
Pool #516706 7.000% 8/15/29	209	237

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #505558 7.000% 9/15/29	$2,671	$3,162
Pool #581417 7.000% 7/15/32	31,673	37,697
Pool #591581 7.000% 8/15/32	16,459	19,620
Pool #210946 7.500% 3/15/17	5,005	5,440
Pool #203940 7.500% 4/15/17	6,600	7,138
Pool #181168 7.500% 5/15/17	1,379	1,501
Pool #193870 7.500% 5/15/17	5,786	6,298
Pool #192796 7.500% 6/15/17	824	894
Government National Mortgage Association II Pool #226163 7.500% 7/15/17 FRN	9,526	10,401
Government National Mortgage Association II Pool #82462 3.500% 1/20/40 FRN	1,622,295	1,695,437
Government National Mortgage Association TBA
Pool #3920 3.000% 11/01/42 (d)	250,000	246,543
Pool #548 3.000% 12/01/42 (d)	41,725,000	41,258,853
Pool #5490 3.500% 1/01/42 (d)	11,900,000	12,232,829
Pool #1635 3.500% 6/01/42 (d)	1,100,000	1,134,547

		308,915,952

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $307,352,136)		309,227,968

U.S. TREASURY OBLIGATIONS — 14.8%
U.S. Treasury Bonds & Notes — 14.8%
U.S. Treasury Bond 2.750% 8/15/42	27,315,000	22,638,456
U.S. Treasury Bond 3.125% 11/15/41	2,515,000	2,267,627
U.S. Treasury Bond 4.500% 2/15/36	11,545,000	13,343,985
U.S. Treasury Note (e) 0.500% 6/15/16	77,665,000	77,586,877
U.S. Treasury Note (f) 1.000% 5/31/18	4,110,000	4,057,260

	Principal Amount	Value
U.S. Treasury Note 1.500% 8/31/18	$13,955,000	$14,048,352
U.S. Treasury Note 1.625% 8/15/22	56,600,000	52,726,437

		186,668,994

TOTAL U.S. TREASURY OBLIGATIONS (Cost $188,379,775)		186,668,994

TOTAL BONDS & NOTES (Cost $1,223,810,238)		1,239,364,392

TOTAL LONG-TERM INVESTMENTS (Cost $1,226,185,238)		1,241,568,392

SHORT-TERM INVESTMENTS — 17.3%
Commercial Paper — 16.9%
AGL Capital Corp. (a) 0.345% 11/21/13	1,300,000	1,299,374
AGL Capital Corp. (a) 1.000% 1/17/14	15,000,000	14,984,250
Bacardi USA, Inc. (a) 0.280% 10/16/13	2,000,000	1,999,767
Canadian Natural Resources Ltd. (a) 0.300% 10/23/13	10,000,000	9,998,167
Centrica PLC (a) 0.340% 12/12/13	7,000,000	6,995,240
DirecTV Holdings LLC (a) 0.440% 3/10/14	5,000,000	4,990,222
Duke Energy Corp. (a) 0.370% 3/10/14	8,000,000	7,986,844
Enbridge (US), Inc. (a) 0.300% 10/18/13	14,234,000	14,231,984
FMC Corp. (a) 0.290% 10/01/13	7,000,000	7,000,000
FMC Corp. (a) 0.320% 10/09/13	3,500,000	3,499,751
Glencore Funding LLC (a) 0.450% 11/13/13	10,000,000	9,994,625
Glencore Funding LLC (a) 0.510% 11/19/13	5,000,000	4,996,529
Hewlett-Packard Co. (a) 0.350% 10/22/13	2,675,000	2,674,454
Hewlett-Packard Co. (a) 0.360% 10/21/13	8,000,000	7,998,400
Hewlett-Packard Co. (a) 0.360% 10/24/13	3,500,000	3,499,195
Hewlett-Packard Co. (a) 0.360% 10/28/13	1,000,000	999,730

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Holcim US Finance Sarl & Cie (a) 0.420% 11/06/13	$3,800,000	$3,798,404
Holcim US Finance Sarl & Cie (a) 0.420% 11/13/13	10,000,000	9,994,983
National Grid USA (a) 0.406% 11/14/13	13,655,000	13,648,324
Nissan Motor Acceptance Corp. (a) 0.310% 11/13/13	4,445,000	4,443,354
Noble Corp. (a) 0.370% 11/19/13	10,000,000	9,994,964
Noble Corp. (a) 0.390% 11/12/13	5,015,000	5,012,718
Northeast Utilities (a) 0.200% 10/01/13	4,400,000	4,400,000
Pentair Finance (a) 0.300% 10/16/13	6,500,000	6,499,187
Plains Midstream (a) 0.190% 10/01/13	6,282,000	6,282,000
Stanley Works (a) 0.410% 12/13/13	7,000,000	6,994,180
Tesco Treasury Services PLC (a) 0.470% 12/27/13	5,000,000	4,994,321
TransCanada PipeLines Ltd. (a) 0.330% 11/12/13	8,890,000	8,886,577
Volvo Group Treasury NA (a) 0.365% 11/12/13	5,000,000	4,997,900
Volvo Group Treasury NA (a) 0.370% 12/13/13	6,200,000	6,195,348
Volvo Group Treasury NA (a) 0.380% 11/25/13	4,460,000	4,457,411
WellPoint, Inc. (a) 0.330% 1/08/14	5,000,000	4,995,463
Westar Energy, Inc. (a) 0.250% 10/07/13	5,100,000	5,099,788

		213,843,454

Time Deposits — 0.4%
Euro Time Deposit 0.010% 10/01/13	5,057,891	5,057,891

TOTAL SHORT-TERM INVESTMENTS (Cost $218,901,345)		218,901,345

TOTAL INVESTMENTS — 115.5% (Cost $1,445,086,583) (g)		1,460,469,737

Other Assets/(Liabilities) — (15.5)%		(196,315,287)

NET ASSETS — 100.0%		$1,264,154,450

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities amounted to a value of $357,446,839 or 28.28% of net assets.
(b)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At September 30, 2013, these securities amounted to a value of $62,910 or 0.00% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At September 30, 2013, these securities amounted to a value of $1,161,135 or 0.09% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	A portion of this security is held as collateral for open swap agreements (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Money Market Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 100.1%
Commercial Paper — 78.8%
ABB Treasury Center USA, Inc. (a) 0.080% 10/03/13	$4,500,000	$4,499,980
Air Products & Chemicals, Inc. (a) 0.070% 11/12/13	7,000,000	6,999,428
American Honda Finance Corp. 0.070% 10/04/13	7,000,000	6,999,959
Anheuser-Busch InBev Worldwide, Inc. (a) 0.170% 10/23/13	7,000,000	6,999,273
Baker Hughes, Inc. (a) 0.110% 10/15/13	5,500,000	5,499,765
Bank of Nova Scotia 0.100% 11/18/13	3,575,000	3,574,523
Bank of Nova Scotia 0.150% 11/27/13	3,000,000	2,999,287
Basin Electric Power Cooperative (a) 0.130% 10/17/13	1,400,000	1,399,919
Basin Electric Power Cooperative (a) 0.080% 11/01/13	5,000,000	4,999,656
BMW US Capital LLC (a) 0.120% 10/08/13	1,500,000	1,499,965
BMW US Capital LLC (a) 0.100% 12/10/13	1,000,000	999,806
BP Capital Markets PLC (a) 0.060% 10/21/13	3,000,000	2,999,900
Brown-Forman Corp. (a) 0.140% 10/07/13	7,000,000	6,999,837
Caterpillar Financial Services Corp. 0.120% 11/12/13	3,200,000	3,199,552
Caterpillar Financial Services Corp. 0.070% 11/22/13	3,750,000	3,749,621
The Coca-Cola Co. (a) 0.120% 10/15/13	1,500,000	1,499,930
The Coca-Cola Co. (a) 0.100% 1/09/14	2,000,000	1,999,444
The Coca-Cola Co. (a) 0.190% 1/21/14	2,500,000	2,498,522
Commonwealth Bank of Australia (a) 0.316% 11/01/13	5,000,000	5,000,435
Commonwealth Bank of Australia (a) 0.175% 12/16/13	825,000	824,695
ConocoPhillips Qatar Funding Ltd. (a) 0.150% 10/16/13	3,425,000	3,424,786
ConocoPhillips Qatar Funding Ltd. (a) 0.060% 10/30/13	3,600,000	3,599,826
Dover Corp. (a) 0.070% 10/01/13	1,500,000	1,500,000
Dover Corp. (a) 0.060% 10/01/13	1,500,000	1,500,000

	Principal Amount	Value
Emerson Electric Co. (a) 0.060% 11/26/13	$2,000,000	$1,999,813
Google, Inc. (a) 0.170% 10/01/13	2,000,000	2,000,000
Google, Inc. (a) 0.070% 1/22/14	3,000,000	2,999,341
Google, Inc. (a) 0.120% 3/25/14	1,500,000	1,499,125
Illinois Tool Works, Inc. (a) 0.060% 10/08/13	5,000,000	4,999,942
John Deere Capital Corp. (a) 0.060% 10/04/13	1,070,000	1,069,995
John Deere Capital Corp. (a) 0.060% 10/07/13	3,000,000	2,999,970
John Deere Capital Corp. (a) 0.060% 10/15/13	2,500,000	2,499,942
L’Oreal USA, Inc. (a) 0.060% 10/10/13	7,000,000	6,999,895
Medtronic, Inc. (a) 0.070% 10/25/13	1,500,000	1,499,930
Medtronic, Inc. (a) 0.070% 10/29/13	2,225,000	2,224,879
Medtronic, Inc. (a) 0.050% 12/17/13	2,975,000	2,974,682
Microsoft Corp. (a) 0.080% 12/11/13	5,000,000	4,999,211
National Rural Utilities Cooperative Finance Corp. 0.070% 10/04/13	2,000,000	1,999,988
National Rural Utilities Cooperative Finance Corp. 0.080% 11/04/13	5,000,000	4,999,622
Nestle Capital Corp. (a) 0.060% 10/16/13	3,500,000	3,499,912
NSTAR Electric Co. 0.090% 10/02/13	5,500,000	5,499,986
Paccar Financial Corp. 0.050% 10/02/13	3,250,000	3,249,995
Paccar Financial Corp. 0.050% 10/29/13	1,500,000	1,499,942
Paccar Financial Corp. 0.100% 12/04/13	2,100,000	2,099,627
Parker Hannifin Corp. (a) 0.050% 10/01/13	7,000,000	7,000,000
Precision Castparts Corp. (a) 0.100% 10/08/13	2,000,000	1,999,961
Precision Castparts Corp. (a) 0.100% 10/09/13	5,000,000	4,999,889
Proctor & Gamble Co. (a) 0.100% 11/06/13	2,750,000	2,749,725
Reckitt Benckiser Treasury Services PLC (a) 0.110% 11/08/13	2,600,000	2,599,698

The accompanying notes are an integral part of the portfolio of investments.

MML Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Roche Holding, Inc. (a) 0.100% 10/08/13	$1,725,000	$1,724,966
Rockwell Automation, Inc. (a) 0.100% 10/02/13	7,000,000	6,999,981
Target Corp. 0.060% 10/17/13	5,500,000	5,499,853
Toyota Motor Credit Corp. 0.050% 10/25/13	2,475,000	2,474,918
Unilever Capital Corp. (a) 0.180% 12/12/13	5,000,000	4,998,200
Union Bank NA 0.080% 10/18/13	5,000,000	4,999,811
Union Bank NA 0.200% 11/26/13	2,000,000	1,999,378
UnitedHealth Group, Inc. (a) 0.100% 10/01/13	7,000,000	7,000,000
Wal-Mart Stores, Inc. (a) 0.060% 11/13/13	1,500,000	1,499,893
Wal-Mart Stores, Inc. (a) 0.070% 11/14/13	4,500,000	4,499,615
Wells Fargo Bank NA 0.246% 4/17/14	5,000,000	5,000,000
Wisconsin Gas LLC 0.100% 10/03/13	7,000,000	6,999,961

		219,929,755

Corporate Debt — 6.6%
Berkshire Hathaway Finance Corp. FRN 0.599% 1/10/14	4,605,000	4,609,939
Cisco Systems, Inc. FRN 0.504% 3/14/14	4,676,000	4,681,930
General Electric Capital Corp. FRN 0.900% 4/07/14	5,000,000	5,017,196
The Procter & Gamble Co. FRN 0.187% 2/06/14	4,250,000	4,249,863

		18,558,928

Discount Notes — 5.6%
Federal Farm Credit 0.030% 11/04/13	5,000,000	4,999,858
Federal Home Loan Bank Discount Notes 0.025% 11/06/13	2,250,000	2,249,944
Federal Home Loan Bank Discount Notes 0.045% 10/03/13	2,500,000	2,499,994
Federal Home Loan Bank Discount Notes 0.130% 7/31/14	315,000	314,655
Federal Home Loan Mortgage Corp. 0.055% 10/02/13	1,325,000	1,324,998
Federal Home Loan Mortgage Corp. 0.105% 6/27/14	1,625,000	1,623,725

	Principal Amount	Value
Federal National Mortgage Association 0.045% 10/02/13	$775,000	$774,999
Federal National Mortgage Association 0.050% 10/01/13	1,883,000	1,883,000

		15,671,173

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/13	14,392	14,392

U.S. Government Obligations — 9.1%
U.S. Treasury Note 0.250% 4/30/14	4,000,000	4,003,162
U.S. Treasury Note 0.250% 5/31/14	2,000,000	2,000,967
U.S. Treasury Note 0.500% 10/15/13	2,000,000	2,000,256
U.S. Treasury Note 0.750% 6/15/14	4,075,000	4,092,504
U.S. Treasury Note 1.000% 1/15/14	3,000,000	3,007,626
U.S. Treasury Note 1.250% 2/15/14	4,350,000	4,368,088
U.S. Treasury Note 1.250% 4/15/14	4,260,000	4,285,373
U.S. Treasury Note 1.750% 1/31/14	1,500,000	1,507,982

		25,265,958

TOTAL SHORT-TERM INVESTMENTS (Cost $279,440,206)		279,440,206

TOTAL INVESTMENTS — 100.1% (Cost $279,440,206) (b)		279,440,206

Other Assets/(Liabilities) — (0.1)%		(214,554)

NET ASSETS — 100.0%		$279,225,652

Notes to Portfolio of Investments

FRN	Floating Rate Note
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities amounted to a value of $153,083,732 or 54.82% of net assets.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 68.4%

CORPORATE DEBT — 40.3%
Advertising — 0.3%
WPP Finance 8.000% 9/15/14	$610,000	$650,255

Aerospace & Defense — 0.1%
Exelis, Inc. 4.250% 10/01/16	270,000	283,759

Agriculture — 0.1%
Bunge Ltd. Finance Corp. 3.200% 6/15/17	200,000	207,140

Airlines — 0.0%
United Air Lines, Inc. (a) 10.110% 2/19/49	7,898	4,008

Auto Manufacturers — 0.5%
General Motors Co. (b) 3.500% 10/02/18	205,000	204,488
Volvo Treasury AB (b) 5.950% 4/01/15	750,000	800,475

		1,004,963

Automotive & Parts — 0.2%
Lear Corp. 8.125% 3/15/20	356,000	389,820

Banks — 2.5%
Associated Banc-Corp. 1.875% 3/12/14	115,000	115,126
Capital One Financial Corp. 2.125% 7/15/14	150,000	151,662
Capital One Financial Corp. 7.375% 5/23/14	85,000	88,618
First Horizon National Corp. 5.375% 12/15/15	1,984,000	2,144,117
ICICI Bank Ltd. (b) 5.500% 3/25/15	1,530,000	1,586,122
Regions Financial Corp. 5.750% 6/15/15	515,000	551,828
Regions Financial Corp. 7.500% 5/15/18	130,000	152,895
Wells Fargo & Co. 3.625% 4/15/15	210,000	219,139
Zions Bancorp. 6.000% 9/15/15	130,000	139,111

		5,148,618

Beverages — 0.3%
Constellation Brands, Inc. 8.375% 12/15/14	635,000	684,213

Building Materials — 1.2%
CRH America, Inc. 5.300% 10/15/13	750,000	751,134

	Principal Amount	Value
Lafarge SA (b) 6.200% 7/09/15	$400,000	$423,000
Masco Corp. 4.800% 6/15/15	490,000	512,050
Owens Corning, Inc. 6.500% 12/01/16	675,000	753,409

		2,439,593

Chemicals — 1.9%
Ashland, Inc. 3.000% 3/15/16	501,000	507,263
Cabot Corp. 5.000% 10/01/16	330,000	360,409
Incitec Pivot Ltd. (b) 4.000% 12/07/15	1,090,000	1,133,252
LyondellBasell Industries NV 5.000% 4/15/19	200,000	220,149
NOVA Chemicals Corp. 8.625% 11/01/19	150,000	165,750
RPM International, Inc. 6.125% 10/15/19	300,000	341,626
RPM International, Inc. 6.250% 12/15/13	825,000	832,726
Yara International ASA (b) 5.250% 12/15/14	365,000	381,206

		3,942,381

Commercial Services — 1.1%
The ADT Corp. 2.250% 7/15/17	295,000	281,733
Brambles USA, Inc. (b) 3.950% 4/01/15	265,000	274,461
Donnelley (R.R.) & Sons Co. 4.950% 4/01/14	180,000	182,700
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	11,000	11,632
Equifax, Inc. 4.450% 12/01/14	825,000	857,134
The Western Union Co. 5.930% 10/01/16	545,000	606,888

		2,214,548

Computers — 0.4%
Affiliated Computer Services, Inc. 5.200% 6/01/15	415,000	439,493
Hewlett-Packard Co. 2.125% 9/13/15	135,000	136,937
Hewlett-Packard Co. 2.200% 12/01/15	175,000	177,951
Hewlett-Packard Co. 3.000% 9/15/16	85,000	87,734

		842,115

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Distribution & Wholesale — 0.2%
Arrow Electronics, Inc. 3.375% 11/01/15	$345,000	$356,927
Arrow Electronics, Inc. 3.000% 3/01/18	105,000	105,909

		462,836

Diversified Financial — 8.7%
Citigroup, Inc. 5.500% 10/15/14	52,000	54,491
Citigroup, Inc. 5.500% 2/15/17	1,000,000	1,094,914
Citigroup, Inc. 6.375% 8/12/14	437,000	458,115
CNH Capital LLC 3.875% 11/01/15	150,000	154,500
CNH Capital LLC 6.250% 11/01/16	190,000	209,000
ERAC USA Finance LLC (b) 5.900% 11/15/15	1,000,000	1,095,834
Ford Motor Credit Co. LLC 2.750% 5/15/15	250,000	255,720
Ford Motor Credit Co. LLC 3.000% 6/12/17	200,000	205,571
Ford Motor Credit Co. LLC 3.875% 1/15/15	455,000	470,598
Ford Motor Credit Co. LLC 8.700% 10/01/14	425,000	456,572
Ford Motor Credit Co. LLC 12.000% 5/15/15	215,000	251,165
General Motors Financial Co., Inc. (b) 2.750% 5/15/16	145,000	144,638
The Goldman Sachs Group, Inc. 1.600% 11/23/15	230,000	231,670
The Goldman Sachs Group, Inc. 5.150% 1/15/14	695,000	703,942
Hyundai Capital America (b) 3.750% 4/06/16	1,875,000	1,968,101
International Lease Finance Corp. FRN 2.204% 6/15/16	750,000	746,250
International Lease Finance Corp. 3.875% 4/15/18	100,000	96,625
International Lease Finance Corp. 5.750% 5/15/16	741,000	785,668
Janus Capital Group, Inc. 6.700% 6/15/17	953,000	1,064,942
JP Morgan Chase & Co. 3.450% 3/01/16	890,000	937,142
JPMorgan Chase & Co. 5.125% 9/15/14	885,000	921,367
Lazard Group LLC 6.850% 6/15/17	219,000	248,228
Lazard Group LLC 7.125% 5/15/15	752,000	813,933

	Principal Amount	Value
Merrill Lynch & Co., Inc. 5.700% 5/02/17	$1,200,000	$1,324,658
Merrill Lynch & Co., Inc. 6.050% 5/16/16	750,000	826,033
Morgan Stanley 2.875% 7/28/14	750,000	762,418
Morgan Stanley 3.800% 4/29/16	1,000,000	1,052,525
Morgan Stanley 4.200% 11/20/14	335,000	346,576
Morgan Stanley 6.000% 4/28/15	175,000	187,750

		17,868,946

Electric — 1.4%
Ameren Corp. 8.875% 5/15/14	1,256,000	1,316,284
IPALCO Enterprises, Inc. 5.000% 5/01/18	315,000	326,812
IPALCO Enterprises, Inc. (b) 7.250% 4/01/16	1,110,000	1,221,000
Kansas Gas & Electric Co. 5.647% 3/29/21	39,023	41,648

		2,905,744

Electrical Components & Equipment — 0.1%
Anixter, Inc. 5.950% 3/01/15	115,000	120,319

Electronics — 0.6%
Avnet, Inc. 5.875% 3/15/14	845,000	862,379
Avnet, Inc. 6.625% 9/15/16	220,000	248,843
Jabil Circuit, Inc. 7.750% 7/15/16	145,000	164,212

		1,275,434

Engineering & Construction — 0.1%
BAA Funding Ltd. (b) 2.500% 6/25/17	200,000	203,084

Foods — 0.5%
Safeway, Inc. 5.625% 8/15/14	145,000	150,997
TreeHouse Foods, Inc. 7.750% 3/01/18	325,000	343,687
Tyson Foods, Inc. 6.600% 4/01/16	510,000	571,794

		1,066,478

Forest Products & Paper — 0.4%
Domtar Corp. 7.125% 8/15/15	280,000	307,651
Domtar Corp. 10.750% 6/01/17	325,000	407,959

		715,610

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hand & Machine Tools — 0.0%
Kennametal, Inc. 2.650% 11/01/19	$100,000	$96,608

Health Care – Products — 0.1%
Hospira, Inc. 5.200% 8/12/20	155,000	157,696

Holding Company – Diversified — 0.3%
Leucadia National Corp. 8.125% 9/15/15	500,000	555,000

Home Furnishing — 0.0%
Whirlpool Corp. 8.600% 5/01/14	40,000	41,789

Housewares — 0.1%
Newell Rubbermaid, Inc. 2.000% 6/15/15	115,000	116,592

Insurance — 0.9%
American International Group, Inc. 3.000% 3/20/15	800,000	823,374
Genworth Financial, Inc. 5.750% 6/15/14	850,000	878,327
Prudential Financial, Inc. 3.875% 1/14/15	115,000	119,534
Willis Group Holdings PLC 4.125% 3/15/16	55,000	57,762

		1,878,997

Internet — 0.2%
Expedia, Inc. 7.456% 8/15/18	300,000	348,446

Investment Companies — 0.2%
Xstrata Finance Canada (b) 2.850% 11/10/14	250,000	253,745
Xstrata Finance Canada Ltd. (b) 2.050% 10/23/15	175,000	175,476

		429,221

Iron & Steel — 0.8%
ArcelorMittal 4.250% 2/25/15	600,000	615,000
ArcelorMittal 9.500% 2/15/15	830,000	909,888
Reliance Steel & Aluminum Co. 6.200% 11/15/16	185,000	203,212

		1,728,100

Lodging — 0.1%
Wyndham Worldwide Corp. 2.950% 3/01/17	165,000	169,326

Machinery – Diversified — 0.2%
CNH Capital LLC 3.625% 4/15/18	100,000	99,500

	Principal Amount	Value
Roper Industries, Inc. 1.850% 11/15/17	$350,000	$348,487

		447,987

Manufacturing — 1.5%
Bombardier, Inc. (b) 4.250% 1/15/16	398,000	412,925
Harsco Corp 2.700% 10/15/15	756,000	766,874
SPX Corp. 7.625% 12/15/14	123,000	131,303
Textron, Inc. 6.200% 3/15/15	900,000	961,454
Tyco Electronics Group SA 6.550% 10/01/17	700,000	807,146

		3,079,702

Metal Fabricate & Hardware — 0.1%
The Timken Co. 6.000% 9/15/14	165,000	172,821

Mining — 1.0%
Rio Tinto Finance USA PLC 1.375% 6/17/16	727,000	727,211
Vale Overseas Ltd. 6.250% 1/11/16	1,250,000	1,381,980

		2,109,191

Office Equipment/Supplies — 0.5%
Pitney Bowes, Inc. 4.750% 1/15/16	95,000	100,638
Pitney Bowes, Inc. 5.750% 9/15/17	185,000	203,890
Xerox Corp. 4.250% 2/15/15	90,000	93,841
Xerox Corp. 8.250% 5/15/14	665,000	695,087

		1,093,456

Oil & Gas — 1.9%
Chesapeake Energy Corp. 3.250% 3/15/16	650,000	652,437
Chesapeake Energy Corp. 9.500% 2/15/15	240,000	264,300
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	40,000	36,500
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	390,000	383,175
Newfield Exploration Co. 6.875% 2/01/20	150,000	157,500
Petrobras International Finance Co. 3.875% 1/27/16	1,000,000	1,031,789
Tesoro Corp. 9.750% 6/01/19	145,000	158,413
Transocean, Inc. 4.950% 11/15/15	948,000	1,017,014

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Transocean, Inc. 5.050% 12/15/16	$100,000	$109,589

		3,810,717

Oil & Gas Services — 0.4%
Superior Energy Services, Inc. 7.125% 12/15/21	465,000	508,013
Weatherford International Ltd. 5.500% 2/15/16	225,000	243,741

		751,754

Pharmaceuticals — 1.0%
AbbVie, Inc. 1.750% 11/06/17	200,000	198,358
Mylan, Inc. (b) 1.800% 6/24/16	841,000	844,478
Mylan, Inc. (b) 7.875% 7/15/20	850,000	969,907

		2,012,743

Pipelines — 0.3%
Enable Oklahoma Intrastate Transmission LLC (b) 6.875% 7/15/14	305,000	315,480
Energy Transfer Partners LP FRN (b) 3.283% 11/01/66	200,000	179,750
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	35,000	36,662
Kern River Funding Corp. (b) 4.893% 4/30/18	50,011	53,875

		585,767

Real Estate — 1.5%
Colonial Realty LP 6.250% 6/15/14	1,000,000	1,036,695
ProLogis LP 5.625% 11/15/15	445,000	476,967
ProLogis LP 6.625% 5/15/18	550,000	643,103
Regency Centers LP 5.250% 8/01/15	855,000	913,625

		3,070,390

Real Estate Investment Trusts (REITS) — 4.2%
American Tower Corp. 4.625% 4/01/15	900,000	940,391
Boston Properties LP 5.625% 4/15/15	1,000,000	1,070,919
DDR Corp. 7.500% 7/15/18	925,000	1,101,496
Developers Diversified Realty Corp. 5.500% 5/01/15	880,000	937,031
Duke Realty LP 5.500% 3/01/16	250,000	271,208

	Principal Amount	Value
Duke Realty LP 5.950% 2/15/17	$550,000	$613,512
Duke Realty LP 8.250% 8/15/19	200,000	248,661
Federal Realty Investment Trust 6.200% 1/15/17	800,000	906,243
HCP, Inc. 6.000% 1/30/17	550,000	618,529
Highwoods Realty LP 5.850% 3/15/17	275,000	302,685
Realty Income Corp. 2.000% 1/31/18	25,000	24,440
Realty, Inc. 5.950% 9/15/16	750,000	839,396
UDR, Inc. 5.250% 1/15/15	400,000	419,591
UDR, Inc. 5.250% 1/15/16	350,000	376,607

		8,670,709

Retail — 0.3%
Best Buy Co., Inc. 3.750% 3/15/16	575,000	592,250
Macy’s Retail Holdings, Inc. 7.450% 7/15/17	90,000	106,664

		698,914

Savings & Loans — 0.6%
Glencore Funding LLC (b) 1.700% 5/27/16	369,000	363,581
Glencore Funding LLC (b) 6.000% 4/15/14	875,000	896,098

		1,259,679

Software — 0.2%
ManTech International Corp. 7.250% 4/15/18	190,000	200,925
Oracle Corp. 1.200% 10/15/17	200,000	196,428

		397,353

Telecommunications — 1.5%
CenturyLink, Inc. 5.000% 2/15/15	785,000	816,400
MetroPCS Wireless, Inc. 7.875% 9/01/18	100,000	108,125
Qwest Corp. 8.375% 5/01/16	315,000	364,477
Telecom Italia Capital 6.175% 6/18/14	478,000	491,973
Telefonica Emisiones SAU 6.421% 6/20/16	130,000	142,843
Verizon Communications, Inc. 2.500% 9/15/16	70,000	72,148

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Virgin Media Secured Finance PLC 6.500% 1/15/18	$1,000,000	$1,041,250

		3,037,216

Transportation — 1.1%
Asciano Finance (b) 3.125% 9/23/15	1,590,000	1,622,104
Asciano Finance (b) 5.000% 4/07/18	147,000	155,941
Ryder System, Inc. 2.500% 3/01/18	475,000	476,559

		2,254,604

Trucking & Leasing — 0.7%
GATX Corp. 3.500% 7/15/16	30,000	31,316
GATX Corp. 4.750% 5/15/15	70,000	73,648
GATX Corp. 8.750% 5/15/14	220,000	230,042
Penske Truck Leasing Co. LP/PTL Finance Corp. (b) 3.125% 5/11/15	200,000	205,861
Penske Truck Leasing Co. LP/PTL Finance Corp. (b) 3.750% 5/11/17	770,000	805,968

		1,346,835

TOTAL CORPORATE DEBT (Cost $82,655,027)		82,751,477

MUNICIPAL OBLIGATIONS — 0.5%
Louisiana State Public Facilities Authority FRN 1.165% 4/26/27	190,000	189,934
North Carolina State Education Assistance Authority FRN 0.715% 1/25/21	51,187	51,184
North Carolina State Education Assistance Authority FRN 1.166% 1/26/26	350,000	351,771
State of California 5.950% 4/01/16	75,000	83,831
State of Illinois 5.365% 3/01/17	400,000	433,012

		1,109,732

TOTAL MUNICIPAL OBLIGATIONS (Cost $1,067,233)		1,109,732

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 19.4%
Automobile ABS — 2.9%
American Credit Acceptance Receivables Trust, Series 2012-2, Class A (b) 1.890% 7/15/16	$182,637	$183,017
ARI Fleet Lease Trust, Series 2012-A, Class A FRN (b) 0.732% 3/15/20	141,578	141,600
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A (b) 2.054% 8/20/16	300,000	304,728
California Republic Auto Receivables Trust, Series 2012-1, Class A (b) 1.180% 8/15/17	218,942	219,140
California Republic Auto Receivables Trust, Series 2013-1, Class A2 (b) 1.410% 9/17/18	840,000	842,042
CarNow Auto Receivables Trust, Series 2013-1A, Class A (b) 1.160% 10/16/17	223,296	223,305
CFC LLC, Series 2013-1A, Class A (b) 1.650% 7/17/17	159,776	159,783
Chesapeake Funding LLC, Series 2012-1A, Class A FRN (b) 0.932% 11/07/23	345,292	346,518
CPS Auto Trust, Series 2013-B, Class A (b) 1.820% 9/15/20	731,718	730,386
Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A (b) 2.200% 9/16/19	350,000	353,849
DT Auto Owner Trust, Series 2013-1A, Class A (b) 0.750% 5/16/16	239,103	239,128
Enterprise Fleet Financing LLC, Series 2012-1, Class A2 (b) 1.140% 11/20/17	272,526	273,602
Enterprise Fleet Financing LLC, Series 2011-2, Class A2 (b) 1.430% 10/20/16	141,109	141,279
Enterprise Fleet Financing LLC, Series 2011-3, Class A2 (b) 1.620% 5/20/17	122,034	122,564
Exeter Automobile Receivables Trust, Series 2013-1A, Class A (b) 1.290% 10/16/17	182,596	182,145
First Investors Auto Owner Trust, Series 2012-1A, Class A2 (b) 1.960% 11/15/17	89,264	89,683
Flagship Credit Auto Trust, Series 2013-1, Class A (b) 1.320% 4/16/18	221,757	221,526

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2 (b) 3.740% 2/25/17	$170,000	$179,716
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2 (b) 5.290% 3/25/16	100,000	105,556
LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A (b) 2.550% 9/15/16	13,701	13,710
Prestige Auto Receivables Trust, Series 2012-1A, Class A2 (b) 1.230% 12/15/15	157,294	157,491
Rental Car Finance Corp., Series 2011-1A, Class A1 (b) 2.510% 2/25/16	130,000	132,200
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class B (b) 2.320% 4/15/15	392,123	392,675
Wheels SPV LLC, Series 2012-1, Class A2 (b) 1.190% 3/20/21	180,858	181,490

		5,937,133

Commercial MBS — 5.2%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.934% 2/10/51	325,000	365,299
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.395% 2/10/51	475,000	545,256
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4B 4.943% 9/11/42	335,000	356,811
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class A3 VRN 5.116% 2/11/41	295,000	308,041
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	255,000	280,546
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	225,000	246,606
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A3 VRN 5.468% 6/11/41	300,394	305,970
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4 VRN 5.471% 1/12/45	425,000	474,271

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	$110,000	$123,800
Bear Stearns Commercial Mortgage Securities, Series 2006-T22, Class AAB VRN 5.764% 4/12/38	174,498	175,781
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.895% 9/11/38	400,000	435,864
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class AM VRN 5.972% 6/10/46	225,000	241,533
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.993% 12/10/49	390,000	443,088
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 VRN 4.750% 1/15/37	144,259	144,750
DBRR Trust, Series 2013-EZ3, Class A VRN (b) 1.636% 12/18/49	338,722	338,202
DBUBS Mortgage Trust, Series 2011-LC3A, Class A1 2.238% 8/10/44	177,523	179,682
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (b) 3.386% 7/10/44	235,000	246,665
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (b) 3.742% 11/10/46	371,107	391,148
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 6.056% 7/10/38	109,980	120,894
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	485,000	530,686
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	480,000	536,916
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4 VRN 6.086% 6/12/46	245,000	269,918

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM VRN 5.856% 9/12/49	$250,000	$278,714
Morgan Stanley Capital I, Series 2005-T19, Class AAB 4.852% 6/12/47	86,953	87,752
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	200,000	218,322
Morgan Stanley Capital I, Series 2007-HQ11, Class A4 VRN 5.447% 2/12/44	400,000	439,983
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	95,665	98,220
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.459% 1/11/43	150,000	174,901
STRIPs Ltd., Series 2012-1A, Class A (b) 1.500% 12/25/44	206,491	203,394
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 5.551% 8/15/39	320,180	332,716
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.551% 8/15/39	200,000	213,632
VFC LLC (Acquired 9/19/13, Cost $930,000), Series 2013-1, Class A (b) (c) 3.130% 3/20/26	930,000	930,078
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	235,000	258,695
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (b) 3.240% 3/15/44	175,000	182,887
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (b) 3.791% 2/15/44	200,000	210,990

		10,692,011

Home Equity ABS — 2.6%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.449% 8/25/35	125,093	122,635
ACE Securities Corp., Series 2005-HE7, Class A2D FRN 0.509% 11/25/35	174,511	166,801

	Principal Amount	Value
ACE Securities Corp., Series 2005-ASP1, Class A2D FRN 0.529% 9/25/35	$81,905	$81,288
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C FRN 0.539% 7/25/35	48,402	48,060
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.549% 11/25/34	91,232	90,194
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.839% 6/25/35	168,382	164,203
Asset-Backed Securities Corp. Trust, Series 2005-HE2, Class M1 FRN 0.854% 2/25/35	117,084	113,920
Bayview Financial Acquisition Trust, Series 2004-D, Class A FRN 0.769% 8/28/44	15,854	15,756
Bear Stearns Asset Backed Securities Trust, Series 2005-HE5, Class M1 FRN 0.629% 6/25/35	2,865	2,858
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (b) 0.589% 12/25/33	47,452	46,678
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT4, Class M2 FRN 0.609% 7/25/35	107,185	102,898
Countrywide Asset-Backed Certificates, Series 2005-3, Class MV2 FRN 0.629% 8/25/35	168,017	158,921
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.639% 9/25/34	34,449	34,130
Countrywide Partnership Trust, Series 2004-EC1, Class M1 FRN 1.079% 2/25/35	102,644	85,431
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A2 FRN (b) 0.469% 7/25/36	194,163	191,855
Fieldstone Mortgage Investment Corp., Series 2004-4, Class M2 FRN 1.754% 10/25/35	189,682	187,581
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.599% 5/25/36	280,000	260,082
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1 FRN 0.609% 5/25/35	270,043	257,318
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.419% 1/25/36	135,277	130,769

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.609% 4/25/35	$126,600	$118,326
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.349% 8/25/36	105,507	100,329
Home Equity Asset Trust, Series 2006-3, Class 2A3 FRN 0.359% 7/25/36	34,858	34,675
HSBC Home Equity Loan Trust, Series 2005-1, Class M FRN 0.710% 1/20/34	190,866	158,859
IXIS Real Estate Capital Trust, Series 2005-HE3, Class M1 FRN 0.899% 12/25/35	29,436	29,321
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (b) 0.959% 12/25/32	168,670	162,241
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 FRN 0.459% 8/25/45	1,425	1,416
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.929% 2/25/35	58,906	58,177
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 1.004% 6/25/35	339,438	320,176
Merrill Lynch Mortgage Investors Trust, Series 2006-FF1, Class A2C FRN 0.379% 8/25/36	207,145	193,681
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (b) 0.914% 6/28/35	478,394	460,276
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2 FRN 0.679% 7/25/35	258,623	247,732
New Century Home Equity Loan Trust, Series 2005-2, Class A2C FRN 0.479% 6/25/35	32,959	32,912
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	66	69
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 FRN 0.649% 5/25/35	95,597	93,728
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A FRN 0.439% 9/25/35	185,425	178,398
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.559% 8/25/35	215,201	210,164

	Principal Amount	Value
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.679% 3/25/35	$176,483	$172,181
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.369% 3/25/36	74,720	73,943
Residential Asset Securities Corp., Series 2005-EMX4, Class M1 FRN 0.609% 11/25/35	285,000	278,604
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.519% 3/25/36	53,141	52,559
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.539% 8/25/35	115,604	113,311

		5,352,456

Other ABS — 4.9%
321 Henderson Receivables I LLC, Series 2010-3A, Class A (b) 3.820% 12/15/48	486,121	509,244
ARL First LLC, Series 2012-1A, Class A1 FRN (b) 1.932% 12/15/42	138,113	138,869
Cajun Global LLC, Series 2011-1A, Class A2 (b) 5.955% 2/20/41	214,170	229,165
CLI Funding LLC, Series 2006-1A, Class A FRN (b) 0.359% 8/18/21	316,335	310,040
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (b) 5.216% 1/25/42	244,375	262,511
Drug Royalty Corp., Inc., Series 2012-1, Class A1 FRN (b) 5.518% 7/15/24	190,769	195,284
Drug Royalty II LP 1, Series 2012-1, Class A1 FRN (b) 4.268% 1/15/25	218,425	221,702
FRS I LLC, Series 2013-1A, Class A1 (b) 1.800% 4/15/43	149,678	148,832
Goal Capital Funding Trust, Series 2006-1, Class A3 FRN 0.382% 11/25/26	223,035	220,539
Hercules Capital Funding Trust, Series 2012-1A, Class A (b) 3.320% 12/16/17	253,610	254,402
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (b) 2.432% 6/02/17	250,000	253,750

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hilton Grand Vacations Trust, Series 2013-A, Class A (b) 2.280% 1/25/26	$457,556	$457,604
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T2, Class A2 (b) 1.147% 5/16/44	235,000	233,485
Horizon Funding Trust, Series 2013-1A, Class A (b) 3.000% 5/15/18	270,000	269,831
Icon Brands Holdings LLC, Series 2012-1A, Class A (b) 4.229% 1/25/43	96,500	96,265
Icon Brands Holdings LLC, Series 2013-1A, Class A (b) 4.352% 1/25/43	208,625	209,262
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A (b) 4.809% 7/20/31	480,847	495,767
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4 FRN 1.124% 4/25/35	699,899	678,323
MVW Owner Trust, Series 2013-1A, Class A (b) 2.150% 4/22/30	262,595	262,800
Nations Equipment Finance Funding I LLC, Series 2013-1A, Class A (b) 1.697% 11/20/16	460,504	460,504
New York City Tax Lien, Series 2012-AA, Class A (b) 1.230% 11/10/25	124,529	124,507
Newport Waves CDO (Acquired 5/4/10, Cost $129,353), Series 2007-1A, Class A3LS FRN (b) (c) 0.853% 6/20/14	225,000	222,345
Oxford Finance Funding Trust, Series 2012-1A, Class A (b) 3.900% 3/15/17	359,756	363,353
PFS Financing Corp., Series 2011-BA, Class A FRN (b) 1.682% 10/17/16	350,000	352,152
Sierra Receivables Funding Co. LLC, Series 2007-2A, Class A2 FRN (b) 1.180% 9/20/19	375,435	375,360
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (b) 2.840% 11/20/28	118,958	121,191
Sierra Receivables Funding Co. LLC, Series 2011-3A, Class A (b) 3.370% 7/20/28	97,807	100,541
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A (b) 2.280% 11/20/25	244,370	244,269

	Principal Amount	Value
SVO VOI Mortgage LLC, Series 2010-AA, Class A (b) 3.650% 7/20/27	$107,123	$110,295
TAL Advantage LLC, Series 2006-1A FRN (b) 0.370% 4/20/21	335,833	331,041
Textainer Marine Containers Ltd., Series 2005-1A, Class A FRN (b) 0.430% 5/15/20	347,500	344,763
Textainer Marine Containers Ltd., Series 2012-1A, Class A (b) 4.210% 4/15/27	257,500	261,465
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (b) 2.582% 10/15/15	124,000	124,801
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B FRN (b) 2.682% 7/15/41	389,093	397,979
Triton Container Finance LLC, Series 2006-1A FRN (b) 0.350% 11/26/21	345,167	337,736
Triton Container Finance LLC, Series 2012-1A, Class A (b) 4.210% 5/14/27	277,333	281,529

		10,001,506

Student Loans ABS — 3.4%
Access Group, Inc., Series 2002-1, Class A4 9/01/37	155,000	142,448
Access Group, Inc., Series 2007-A, Class A2 FRN 0.392% 8/25/26	81,444	80,280
Access Group, Inc., Series 2003-1, Class A2 FRN 0.511% 12/27/16	71,498	71,463
Access Group, Inc., Series 2004-A, Class A2 FRN 0.526% 4/25/29	300,640	295,204
Brazos Student Finance Corp., Series 2003-A, Class A3 FRN 1.680% 7/01/38	200,000	186,041
College Loan Corp. Trust, Series 2007-2, Class A1 FRN 0.516% 1/25/24	550,000	501,664
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.685% 1/25/47	450,000	373,500
Collegiate Funding Services Education Loan Trust, Series 2005-B, Class A2 FRN 0.348% 12/28/21	30,261	30,235

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Education Funding Capital Trust I, Series 2004-1, Class A2 FRN 0.414% 12/15/22	$162,241	$161,886
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.679% 6/15/43	250,000	247,500
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.682% 6/15/43	200,000	195,660
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.890% 6/15/43	100,000	85,029
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L FRN (b) 0.332% 5/25/23	183,417	180,757
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (b) 0.362% 8/25/25	551,280	549,053
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4 FRN 0.558% 9/27/35	260,000	227,454
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.564% 10/28/41	196,850	193,210
Montana Higher Education Student Assistance Corp., Series 2012-1, Class A1 FRN 0.780% 9/20/22	96,526	96,604
National Collegiate Student Loan Trust, Series 2005-2, Class A3 FRN 0.369% 2/25/28	114,118	112,117
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (b) 0.979% 4/25/46	123,144	124,127
Northstar Education Finance, Inc., Series 2005-1, Class A1 FRN 0.364% 10/28/26	158,234	157,524
Northstar Education Finance, Inc., Series 2004-2 FRN 0.383% 4/28/16	104,286	104,219
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.472% 5/28/26	129,396	128,840
Pennsylvania Higher Education Assistance Agency, Series 2005-1, Class A2 FRN 0.346% 1/25/18	162,005	161,745
SLC Student Loan Trust, Series 2006-A, Class A4 FRN 0.388% 1/15/19	208,393	208,041
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.438% 7/15/36	670,000	653,304

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (b) 0.650% 12/15/16	$125,000	$125,000
SLM Student Loan Trust, Series 2003-10A, Class A1F FRN (b) 0.850% 12/15/16	350,000	350,000
SLM Student Loan Trust, Series 2012-B, Class A1 FRN (b) 1.282% 12/15/21	156,886	157,118
SLM Student Loan Trust, Series 2012-C, Class A1 FRN (b) 1.282% 8/15/23	186,613	186,732
SLM Student Loan Trust, Series 2012-A, Class A1 FRN (b) 1.582% 8/15/25	233,915	235,457
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (b) 1.670% 12/15/16	100,000	100,000
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (b) 1.672% 12/15/16	145,000	145,000
SLM Student Loan Trust, Series 2013-4, Class B FRN 1.679% 12/28/43	120,000	111,351
SLM Student Loan Trust, Series 2010-C, Class A1 FRN (b) 1.832% 12/15/17	78,391	78,500
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 2.670% 6/17/30	50,000	50,000
SLM Student Loan Trust, Series 2003-10A, Class B FRN (b) 3.390% 12/17/46	150,000	119,250
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.454% 10/28/28	51,998	51,844
South Carolina Student Loan Corp., Series 2010-1, Class A1 FRN 0.716% 1/25/21	91,608	91,626

		7,069,783

WL Collateral CMO — 0.3%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 2.739% 8/25/34	26,658	23,629
Capital Automotive REIT, Series 2012-1A, Class A (b) 4.700% 7/15/42	201,613	200,560
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.905% 2/25/34	5,564	5,601
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.010% 9/25/33	1,448	1,280

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.541% 8/25/34	$4,370	$4,140
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.371% 1/19/38	118,315	95,612
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.289% 5/25/37	117,266	75,865
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.394% 8/25/34	16,895	13,798
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.429% 8/25/36	32,869	29,805
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.355% 2/25/34	2,041	1,911
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.521% 7/25/33	1,036	1,033
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.500% 2/25/34	53	53
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (b) 2.500% 3/23/51	132,220	132,445
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B FRN 0.439% 7/25/35	27,382	26,931
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.595% 3/25/34	11,348	11,342
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A FRN 1.553% 4/25/44	26,225	25,267

		649,272

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.429% 11/25/37	185,875	180,844
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.760% 6/25/32	7,763	6,864

		187,708

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $39,380,492)		39,889,869

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 1.7%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	$25,879	$29,572
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	26,044	29,489

		59,061

Pass-Through Securities — 1.7%
Federal Home Loan Mortgage Corp. Pool #E85389 6.000% 9/01/16	4,037	4,248
Pool #G11431 6.000% 2/01/18	3,035	3,222
Pool #E85301 6.500% 9/01/16	12,014	12,784
Pool #E85032 6.500% 9/01/16	1,440	1,523
Pool #E85409 6.500% 9/01/16	10,534	11,176
Pool #C01079 7.500% 10/01/30	843	1,001
Pool #C01135 7.500% 2/01/31	2,263	2,687
Pool #554904 9.000% 3/01/17	14	15
Federal National Mortgage Association Pool #725692 2.267% 10/01/33 FRN	68,251	71,438
Pool #888586 2.339% 10/01/34 FRN	72,777	76,889
Pool #775539 2.362% 5/01/34 FRN	37,697	39,957
Pool #255148 5.500% 2/01/14	20	20
Pool #587994 6.000% 6/01/16	1,663	1,744
Pool #253880 6.500% 7/01/16	5,160	5,456
Pool #575667 7.000% 3/01/31	4,165	4,841
Pool #497120 7.500% 8/01/29	67	79
Pool #529453 7.500% 1/01/30	618	731
Pool #532418 7.500% 2/01/30	950	1,123
Pool #531196 7.500% 2/01/30	84	99

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #530299 7.500% 3/01/30	$393	$464
Pool #536386 7.500% 4/01/30	105	125
Pool #535996 7.500% 6/01/31	3,174	3,735
Pool #523499 8.000% 11/01/29	255	306
Pool #252926 8.000% 12/01/29	79	95
Pool #532819 8.000% 3/01/30	53	65
Pool #537033 8.000% 4/01/30	930	1,133
Pool #534703 8.000% 5/01/30	638	775
Pool #253437 8.000% 9/01/30	76	92
Pool #253481 8.000% 10/01/30	32	39
Pool #190317 8.000% 8/01/31	1,528	1,855
Pool #596656 8.000% 8/01/31	742	858
Pool #602008 8.000% 8/01/31	2,288	2,787
Pool #597220 8.000% 9/01/31	1,480	1,806
Federal National Mortgage Association TBA Pool #7180 3.000% 1/01/27 (d)	525,000	543,539
Pool #29322 5.000% 2/01/37 (d)	1,000,000	1,084,531
Pool #43611 5.500% 12/01/34 (d)	944,000	1,029,403
Government National Mortgage Association Pool #008746 1.625% 11/20/25 FRN	1,803	1,854
Pool #080136 1.625% 11/20/27 FRN	319	329
Pool #82488 2.000% 3/20/40 FRN	209,801	217,617
Pool #371146 7.000% 9/15/23	691	795
Pool #352022 7.000% 11/15/23	3,330	3,834
Pool #491089 7.000% 12/15/28	6,869	8,096
Pool #483598 7.000% 1/15/29	972	1,142

	Principal Amount	Value
Pool #478658 7.000% 5/15/29	$524	$621
Pool #500928 7.000% 5/15/29	1,266	1,491
Pool #498541 7.000% 6/15/29	277	280
Pool #499410 7.000% 7/15/29	302	358
Pool #510083 7.000% 7/15/29	560	661
Pool #493723 7.000% 8/15/29	2,600	3,081
Pool #581417 7.000% 7/15/32	6,033	7,180
Pool #591581 7.000% 8/15/32	3,087	3,680
Pool #210946 7.500% 3/15/17	938	1,020
Pool #203940 7.500% 4/15/17	1,269	1,373
Pool #193870 7.500% 5/15/17	1,087	1,183
Pool #181168 7.500% 5/15/17	257	280
Government National Mortgage Association II Pool #82462 3.500% 1/20/40 FRN	196,642	205,508
Pool #226163 7.500% 7/15/17 FRN	1,817	1,984

		3,373,008

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $3,392,363)		3,432,069

U.S. TREASURY OBLIGATIONS — 6.5%
U.S. Treasury Bonds & Notes — 6.5%
U.S. Treasury Note 0.250% 5/31/14	2,255,000	2,257,455
U.S. Treasury Note 0.625% 9/30/17	875,000	860,012
U.S. Treasury Note (e) 1.000% 5/31/18	1,570,000	1,549,854
U.S. Treasury Note 1.500% 8/31/18	3,965,000	3,991,524
U.S. Treasury Note 1.625% 8/15/22	2,105,000	1,960,939

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note (e) (f) 2.125% 8/15/21	$2,660,000	$2,638,206

		13,257,990

TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,344,195)		13,257,990

TOTAL BONDS & NOTES (Cost $139,839,310)		140,441,137

TOTAL LONG-TERM INVESTMENTS (Cost $139,839,310)		140,441,137

SHORT-TERM INVESTMENTS — 32.3%
Commercial Paper — 31.6%
Bacardi USA, Inc. (b) 0.270% 10/02/13	3,085,000	3,084,977
Centrica PLC (b) 0.340% 12/03/13	2,000,000	1,998,810
Centrica PLC (b) 0.530% 1/07/14	1,500,000	1,497,836
DirecTV Holdings LLC (b) 0.440% 12/04/13	2,000,000	1,998,436
Dominion Resources, Inc. (b) 0.310% 10/04/13	4,000,000	3,999,897
Enbridge Energy Partners (b) 0.300% 10/29/13	3,700,000	3,699,137
FMC Corp. (b) 0.320% 10/23/13	1,000,000	999,804
FMC Technologies, Inc. (b) 0.330% 12/09/13	1,000,000	999,368
Glencore Funding LLC (b) 0.350% 10/15/13	1,250,000	1,249,830
Glencore Funding LLC (b) 0.510% 11/18/13	2,000,000	1,998,640
Hewlett-Packard Co. (b) 0.360% 10/28/13	4,500,000	4,498,785
Holcim US Finance Sarl & Cie (b) 0.410% 11/27/13	2,500,000	2,498,377
Marriott International, Inc. (b) 0.270% 10/29/13	3,750,000	3,749,212
National Grid USA (b) 0.400% 11/14/13	2,000,000	1,999,022
Noble Corp. (b) 0.360% 10/16/13	5,000,000	4,999,250
Pentair Finance (b) 0.300% 10/07/13	3,750,000	3,749,812
Southern California Edison (b) 0.270% 10/04/13	5,000,000	4,999,887
Tesco Treasury Services PLC (b) 0.470% 12/27/13	1,000,000	998,864

	Principal Amount	Value
Tesco Treasury Services PLC (b) 0.580% 2/21/14	$1,000,000	$997,696
TransCanada PipeLines Ltd. (b) 0.340% 10/07/13	4,500,000	4,499,745
VF Corp. (b) 0.270% 10/25/13	3,250,000	3,249,415
Vodafone Group PLC (b) 0.570% 10/22/13	3,000,000	2,999,003
WellPoint, Inc. (b) 0.330% 1/08/14	2,000,000	1,998,185
Xstrata Finance Canada Ltd. (b) 0.700% 12/12/13	2,250,000	2,246,850

		65,010,838

Time Deposits — 0.7%
Euro Time Deposit 0.010% 10/01/13	1,435,148	1,435,148

TOTAL SHORT-TERM INVESTMENTS (Cost $66,445,986)		66,445,986

TOTAL INVESTMENTS — 100.7% (Cost $206,285,296) (g)		206,887,123

Other Assets/(Liabilities) — (0.7)%		(1,380,711)

NET ASSETS — 100.0%		$205,506,412

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At September 30, 2013, these securities amounted to a value of $4,008 or 0.00% of net assets.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities amounted to a value of $102,826,540 or 50.04% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At September 30, 2013, these securities amounted to a value of $1,152,423 or 0.56% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	A portion of this security is held as collateral for open swap agreements (Note 2).
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Equity Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.8%

COMMON STOCK — 97.8%
Basic Materials — 6.0%
Chemicals — 2.5%
A. Schulman, Inc.	33,572	$989,031
Cytec Industries, Inc.	10,521	855,989
W.R. Grace & Co. (a)	9,880	863,512

		2,708,532

Forest Products & Paper — 1.6%
P.H. Glatfelter Co.	64,740	1,752,512

Mining — 1.9%
Century Aluminum Co. (a)	93,920	756,056
Kaiser Aluminum Corp.	17,350	1,236,187

		1,992,243

		6,453,287

Communications — 3.9%
Internet — 2.0%
FireEye, Inc. (a)	1,460	60,634
Liquidity Services, Inc. (a) (b)	14,650	491,654
TIBCO Software, Inc. (a)	23,866	610,731
Web.com Group, Inc. (a)	30,120	974,080

		2,137,099

Telecommunications — 1.9%
Finisar Corp. (a)	87,544	1,981,121

		4,118,220

Consumer, Cyclical — 12.4%
Airlines — 0.5%
Spirit Airlines, Inc. (a)	16,130	552,775

Automotive & Parts — 2.6%
Dana Holding Corp.	122,981	2,808,886

Distribution & Wholesale — 0.5%
Pool Corp.	9,798	549,962

Home Builders — 0.5%
Toll Brothers, Inc. (a)	15,608	506,167

Retail — 6.6%
Brinker International, Inc.	24,240	982,447
Dunkin’ Brands Group, Inc.	18,898	855,323
Nu Skin Enterprises, Inc. Class A	16,550	1,584,497
Pier 1 Imports, Inc.	70,500	1,376,160
Signet Jewelers Ltd.	14,110	1,010,982
Texas Roadhouse, Inc.	45,470	1,194,952

		7,004,361

Storage & Warehousing — 1.7%
Mobile Mini, Inc. (a)	28,000	953,680
Wesco Aircraft Holdings, Inc. (a)	39,170	819,828

		1,773,508

		13,195,659

	Number of Shares	Value
Consumer, Non-cyclical — 21.7%
Biotechnology — 0.7%
Avant Immunotherapeutics, Inc. (a)	16,090	$570,069
Foundation Medicine, Inc. (a)	1,090	43,207
Merrimack Pharmaceuticals, Inc. (a) (b)	49,620	188,556

		801,832

Commercial Services — 9.6%
KAR Auction Services, Inc.	76,320	2,152,987
Korn/Ferry International (a)	78,561	1,681,205
LifeLock, Inc. (a)	76,970	1,141,465
MAXIMUS, Inc.	24,870	1,120,145
Monro Muffler Brake, Inc.	15,394	715,667
Robert Half International, Inc.	58,453	2,281,421
Team Health Holdings, Inc. (a)	29,930	1,135,544

		10,228,434

Foods — 1.5%
Flowers Foods, Inc.	72,915	1,563,298

Health Care – Products — 1.1%
Dexcom, Inc. (a)	32,739	924,222
Spectranetics Corp. (a)	13,390	224,684

		1,148,906

Health Care – Services — 4.3%
HealthSouth Corp.	57,691	1,989,186
Vanguard Health Systems, Inc. (a)	33,410	701,944
WellCare Health Plans, Inc. (a)	27,763	1,936,191

		4,627,321

Household Products — 1.0%
Acco Brands Corp. (a)	153,490	1,019,174

Pharmaceuticals — 3.5%
AcelRx Pharmaceuticals, Inc. (a)	22,410	241,356
Keryx Biopharmaceuticals, Inc. (a) (b)	60,650	612,565
Medivation, Inc. (a)	7,768	465,614
Questcor Pharmaceuticals, Inc.	11,052	641,016
Santarus, Inc. (a)	57,708	1,302,469
Sarepta Therapeutics, Inc. (a) (b)	10,820	511,029

		3,774,049

		23,163,014

Energy — 6.3%
Energy – Alternate Sources — 1.2%
Renewable Energy Group, Inc. (a)	85,239	1,291,371

Oil & Gas — 4.1%
EPL Oil & Gas, Inc. (a)	67,738	2,513,757
Western Refining, Inc. (b)	61,670	1,852,567

		4,366,324

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pipelines — 1.0%
Phillips 66 Partners LP (a)	35,900	$1,104,284

		6,761,979

Financial — 23.4%
Banks — 3.0%
CapitalSource, Inc.	102,686	1,219,910
FirstMerit Corp.	47,865	1,039,149
Webster Financial Corp.	37,460	956,354

		3,215,413

Diversified Financial — 4.0%
Financial Engines, Inc.	42,585	2,531,252
Ocwen Financial Corp. (a)	12,741	710,566
WisdomTree Investments, Inc. (a)	89,570	1,039,908

		4,281,726

Insurance — 0.8%
AmTrust Financial Services, Inc. (b)	20,953	818,424

Investment Companies — 1.8%
Home Loan Servicing Solutions Ltd.	88,320	1,943,923

Real Estate Investment Trusts (REITS) — 9.7%
Apollo Commercial Real Estate Finance, Inc.	73,537	1,122,910
Ares Commercial Real Estate Corp.	30,067	373,733
Chatham Lodging Trust	58,010	1,036,058
Hatteras Financial Corp.	75,370	1,410,173
LaSalle Hotel Properties	84,315	2,404,664
Mid-America Apartment Communities, Inc.	24,288	1,518,000
Redwood Trust, Inc. (b)	58,990	1,161,513
Starwood Property Trust, Inc.	53,043	1,271,441

		10,298,492

Savings & Loans — 4.1%
BankUnited, Inc.	40,159	1,252,559
First Niagara Financial Group, Inc.	154,610	1,603,306
Flagstar Bancorp, Inc. (a)	46,090	680,288
Oritani Financial Corp.	50,510	831,395

		4,367,548

		24,925,526

Industrial — 13.4%
Building Materials — 1.1%
Boise Cascade Co. (a)	42,620	1,148,609

Electrical Components & Equipment — 1.2%
General Cable Corp.	14,660	465,455
Greatbatch, Inc. (a)	23,745	808,042

		1,273,497

Electronics — 1.5%
Imax Corp. (a) (b)	53,342	1,613,062

Engineering & Construction — 1.7%
AECOM Technology Corp. (a)	26,197	819,180

	Number of Shares	Value
KBR, Inc.	31,745	$1,036,157

		1,855,337

Environmental Controls — 1.7%
Waste Connections, Inc.	40,031	1,817,808

Machinery – Diversified — 1.2%
Wabtec Corp.	20,990	1,319,641

Packaging & Containers — 1.0%
Packaging Corporation of America	18,929	1,080,657

Transportation — 2.7%
Hub Group, Inc. Class A (a)	21,972	861,962
Old Dominion Freight Line, Inc. (a)	26,601	1,223,380
Swift Transportation Co. (a)	38,755	782,463

		2,867,805

Trucking & Leasing — 1.3%
The Greenbrier Cos., Inc. (a)	55,320	1,368,064

		14,344,480

Technology — 9.6%
Computers — 2.1%
Fortinet, Inc. (a)	67,665	1,370,893
j2 Global, Inc.	17,761	879,524

		2,250,417

Semiconductors — 3.7%
Cavium, Inc. (a)	34,460	1,419,752
Semtech Corp. (a)	40,716	1,221,073
Skyworks Solutions, Inc. (a)	55,450	1,377,378

		4,018,203

Software — 3.8%
Guidewire Software, Inc. (a)	34,890	1,643,668
Infoblox, Inc. (a)	12,560	525,259
Servicenow, Inc. (a)	19,900	1,033,805
Splunk, Inc. (a)	13,616	817,505

		4,020,237

		10,288,857

Utilities — 1.1%
Gas — 0.6%
PAA Natural Gas Storage LP	26,635	620,329

Water — 0.5%
Aqua America, Inc.	23,415	579,053

		1,199,382

TOTAL COMMON STOCK (Cost $75,642,310)		104,450,404

TOTAL EQUITIES (Cost $75,642,310)		104,450,404

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 6.1%
Diversified Financial — 6.1%
State Street Navigator Securities Lending Prime Portfolio (c)	6,505,944	$6,505,944

TOTAL MUTUAL FUNDS (Cost $6,505,944)		6,505,944

TOTAL LONG-TERM INVESTMENTS (Cost $82,148,254)		110,956,348

	Principal Amount
SHORT-TERM INVESTMENTS — 2.4%
Repurchase Agreement — 2.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/13, 0.010%, due 10/01/13 (d)	$2,535,163	2,535,163

TOTAL SHORT-TERM INVESTMENTS (Cost $2,535,163)		2,535,163

TOTAL INVESTMENTS — 106.3% (Cost $84,683,417) (e)		113,491,511

Other Assets/(Liabilities) — (6.3)%		(6,759,574)

NET ASSETS — 100.0%		$106,731,937

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2013, was $6,333,878. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $2,535,164. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 1/01/32, and an aggregate market value, including accrued interest, of $2,586,442.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Strategic Emerging Markets Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.2%

COMMON STOCK — 93.6%
Basic Materials — 3.5%
Iron & Steel — 2.8%
Kumba Iron Ore Ltd.	10,609	$490,113
POSCO	1,891	559,903
Severstal OAO GDR (Russia) (a)	34,764	299,542

		1,349,558

Mining — 0.7%
Grupo Mexico SAB de CV	112,938	338,137

		1,687,695

Communications — 17.3%
Internet — 6.5%
Mail.ru Group Ltd. GDR (British Virgin Islands) (a)	18,242	696,894
NAVER Corp.	1,774	920,274
NetEase.com, Inc. Sponsored ADR (Cayman Islands)	7,200	522,792
Tencent Holdings Ltd.	14,000	735,378
Yandex NV (b)	7,312	266,303

		3,141,641

Media — 2.7%
Naspers Ltd.	9,059	835,702
Sun TV Network Ltd.	72,443	457,117

		1,292,819

Telecommunications — 8.1%
America Movil SAB de CV	413,400	409,942
China Mobile Ltd.	80,500	906,612
Mobile TeleSystems Sponsored ADR (Russia) (b)	21,877	486,982
MTN Group Ltd.	40,465	789,749
SK Telecom Co. Ltd.	3,817	778,693
Telekomunikasi Indonesia Persero Tbk PT	2,706,405	491,492

		3,863,470

		8,297,930

Consumer, Cyclical — 7.1%
Auto Manufacturers — 3.9%
Ford Otomotiv Sanayi AS	16,965	233,560
Hyundai Motor Co.	4,685	1,094,778
Kia Motors Corp.	4,590	278,456
Tata Motors Ltd.	46,930	248,912

		1,855,706

Automotive & Parts — 1.1%
Hyundai Mobis	2,012	535,740

Lodging — 1.4%
Galaxy Entertainment Group Ltd. (b)	93,000	654,030

	Number of Shares	Value
Retail — 0.7%
Golden Eagle Retail Group Ltd.	146,000	$227,649
SACI Falabella	14,065	134,868

		362,517

		3,407,993

Consumer, Non-cyclical — 9.0%
Agriculture — 2.7%
British American Tobacco PLC	12,743	679,825
KT&G Corp.	8,393	601,569

		1,281,394

Beverages — 1.0%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	4,743	470,505

Commercial Services — 2.5%
CCR SA	61,181	478,947
Cosco Pacific Ltd.	154,000	236,489
Kroton Educacional SA	19,900	282,926
OHL Mexico SAB de CV (b)	80,207	211,095

		1,209,457

Foods — 1.6%
Magnit OJSC GDR (Russia) (a)	12,489	771,196

Health Care – Products — 1.2%
Hengan International Group Co. Ltd.	50,500	590,286

		4,322,838

Diversified — 2.6%
Holding Company – Diversified — 2.6%
Alliance Global Group, Inc.	814,000	439,921
Bidvest Group Ltd.	22,659	567,903
Grana y Montero SA Sponsored ADR (Peru) (b)	11,040	220,359

		1,228,183

Energy — 9.2%
Oil & Gas — 9.2%
CNOOC Ltd.	543,000	1,097,409
Gazprom OAO Sponsored ADR (Russia)	77,563	684,106
LUKOIL OAO Sponsored ADR (Russia)	5,210	330,480
NovaTek OAO GDR (Russia) (a)	5,716	755,655
PetroChina Co. Ltd. Class H	584,000	641,680
Petroleo Brasileiro SA Sponsored ADR (Brazil)	29,314	490,423
Sasol Ltd.	8,608	410,708

		4,410,461

Financial — 25.9%
Banks — 17.7%
Banco do Brasil SA	23,298	271,738
Bank Zachodni WBK SA	4,237	470,505

The accompanying notes are an integral part of the portfolio of investments.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
China Construction Bank Corp. Class H	1,687,130	$1,303,289
Grupo Financiero Santander Mexico SAB de CV Sponsored ADR Class B (Mexico)	32,272	445,999
HDFC Bank Ltd. ADR (India)	16,900	520,182
ICICI Bank Ltd.	30,377	427,178
Industrial & Commercial Bank of China	1,611,175	1,126,039
Kasikornbank PCL Sponsored ADR (Thailand)	86,500	485,378
KB Financial Group, Inc.	17,673	617,255
Malayan Banking Bhd	83,800	253,111
Metropolitan Bank & Trust	117,910	224,326
OTP Bank PLC	15,611	308,990
Sberbank	302,310	910,876
Standard Bank Group Ltd.	24,348	290,634
Turkiye Garanti Bankasi AS	64,488	254,299
Turkiye Halk Bankasi AS	79,697	583,859

		8,493,658

Diversified Financial — 4.1%
BM&F BOVESPA SA	61,200	341,856
Bolsa Mexicana de Valores SAB de CV	156,695	374,574
Mega Financial Holding Co. Ltd.	1,527,261	1,252,471

		1,968,901

Insurance — 1.4%
AIA Group Ltd.	41,800	196,783
China Life Insurance Co. Ltd.	176,000	456,125

		652,908

Real Estate — 2.1%
Agile Property Holdings Ltd.	256,000	282,257
China Overseas Land & Investment Ltd.	244,000	719,606

		1,001,863

Real Estate Investment Trusts (REITS) — 0.6%
Macquarie Mexico Real Estate Management SA de CV	165,400	282,922

		12,400,252

Industrial — 6.7%
Building Materials — 0.8%
Anhui Conch Cement Co. Ltd. Class H	114,000	366,045

Electronics — 2.6%
Hon Hai Precision Industry Co. Ltd.	249,760	640,471
Kinsus Interconnect Technology Corp.	119,000	418,841
Phison Electronics Corp.	27,000	194,632

		1,253,944

	Number of Shares	Value
Engineering & Construction — 2.0%
China Railway Construction Corp. Ltd.	232,000	$245,048
Gamuda Bhd	190,900	269,532
Hyundai Engineering & Construction Co. Ltd.	5,219	300,290
Larsen & Toubro Ltd.	12,082	151,653

		966,523

Manufacturing — 0.5%
Largan Precision Co. Ltd.	7,000	235,703

Shipbuilding — 0.8%
Samsung Heavy Industries Co. Ltd.	9,650	385,896

		3,208,111

Technology — 12.3%
Computers — 1.2%
Tata Consultancy Services Ltd.	18,234	560,048

Semiconductors — 9.2%
MediaTek, Inc.	43,000	531,908
Samsung Electronics Co., Ltd.	1,365	1,728,232
SK Hynix, Inc. (b)	14,200	398,587
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	103,061	1,747,914

		4,406,641

Software — 1.9%
Changyou.com Ltd. Sponsored ADR (Cayman Islands) (b)	12,300	436,896
Tech Mahindra Ltd.	22,251	472,022

		908,918

		5,875,607

TOTAL COMMON STOCK (Cost $42,353,054)		44,839,070

PREFERRED STOCK — 5.6%
Basic Materials — 2.8%
Mining — 2.8%
Vale SA Sponsored ADR (Brazil) 7.250%	94,818	1,347,364

Financial — 1.8%
Banks — 1.8%
Itau Unibanco Holding SA 3.330%	60,812	863,216

Utilities — 1.0%
Electric — 1.0%
Cia Energetica de Minas Gerais 21.770%	54,104	469,684

The accompanying notes are an integral part of the portfolio of investments.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

		Value
TOTAL PREFERRED STOCK (Cost $3,011,350)		$2,680,264

TOTAL EQUITIES (Cost $45,364,404)		47,519,334

TOTAL LONG-TERM INVESTMENTS (Cost $45,364,404)		47,519,334

	Principal Amount

SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/13, 0.010%, due 10/01/13 (c)	$312,219	312,219

TOTAL SHORT-TERM INVESTMENTS (Cost $312,219)		312,219

TOTAL INVESTMENTS — 99.9% (Cost $45,676,623) (d)		47,831,553

Other Assets/(Liabilities) — 0.1%		47,706

NET ASSETS — 100.0%		$47,879,259

Notes to Portfolio of Investments

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2013, these securities amounted to a value of $2,523,287 or 5.27% of net assets.
(b)	Non-income producing security.
(c)	Maturity value of $312,219. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 8/15/29, and an aggregate market value, including accrued interest, of $320,494.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MML Series Investment Fund II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Blend Fund (“Blend Fund”)

MML China Fund (“China Fund”)

MML Equity Fund (“Equity Fund”)

MML High Yield Fund (“High Yield Fund”)

MML Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MML Managed Bond Fund (“Managed Bond Fund”)

MML Money Market Fund (“Money Market Fund”)

MML Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MML Small Cap Equity Fund (formerly known as MML Small/Mid Cap Equity Fund) (“Small Cap Equity Fund”)

MML Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading (a “business day”). The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. For all Funds other than the Money Market Fund, short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever the Funds’ investment adviser determines more closely approximates current market

Notes to Portfolio of Investments (Unaudited) (Continued)

value. The Money Market Fund’s portfolio securities are valued at amortized cost, which approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a stable net asset value per share, although this cannot be assured. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, prepayment speed assumptions and attributes of the collateral. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned key inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Small Cap Equity Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of September 30, 2013. The High Yield Fund and Money Market Fund characterized all investments at Level 2, as of September 30, 2013. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of September 30, 2013, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Blend Fund
Asset Investments
Common Stock	$411,876,010	$-	$-	$411,876,010
Preferred Stock	464,001	-	-	464,001
Corporate Debt	-	91,891,688	-	91,891,688
Municipal Obligations	-	1,740,407	-	1,740,407
Non-U.S. Government Agency Obligations	-	30,015,089	938,790	30,953,879
Sovereign Debt Obligations	-	2,463,119	-	2,463,119
U.S. Government Agency Obligations and Instrumentalities	-	53,962,457	-	53,962,457
U.S. Treasury Obligations	-	28,144,354	-	28,144,354
Short-Term Investments	-	58,082,955	-	58,082,955

Total Investments	$412,340,011	$266,300,069	$938,790	$679,578,870

Asset Derivatives
Futures Contracts	$219,605	$-	$-	$219,605
Swap Agreements	-	448,274	-	448,274

Total	$219,605	$448,274	$-	$667,879

Liability Derivatives
Swap Agreements	$-	$(532,282)	$-	$(532,282)

China Fund
Asset Investments
Common Stock	$321,634	$21,784,492	$-	$22,106,126
Mutual Funds	44,225	-	-	44,225
Short-Term Investments	-	185,554	-	185,554

Total Investments	$365,859	$21,970,046	$-	$22,335,905

Equity Fund
Asset Investments
Common Stock	$746,981,922	$12,882,400	$-	$759,864,322
Mutual Funds	7,354,015	-	-	7,354,015
Short-Term Investments	-	11,348,600	-	11,348,600

Total Investments	$754,335,937	$24,231,000	$-	$778,566,937

Inflation-Protected and Income Fund
Asset Investments
Corporate Debt	$-	$7,313,355	$-	$7,313,355
Municipal Obligations	-	551,609	-	551,609
Non-U.S. Government Agency Obligations	-	124,676,872	1,720,144	126,397,016
U.S. Government Agency Obligations and Instrumentalities	-	2,008,955	-	2,008,955
U.S. Treasury Obligations	-	380,405,218	-	380,405,218
Short-Term Investments	-	165,381,536	-	165,381,536

Total Investments	$-	$680,337,545	$1,720,144	$682,057,689

Asset Derivatives
Swap Agreements	$-	$907,253	$-	$907,253

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Inflation-Protected and Income Fund (Continued)
Liability Derivatives
Futures Contracts	$(30,367)	$-	$-	$(30,367)
Swap Agreements	-	(928,746)	-	(928,746)

Total	$(30,367)	$(928,746)	$-	$(959,113)

Managed Bond Fund
Asset Investments
Preferred Stock	$2,204,000	$-	$-	$2,204,000
Corporate Debt	-	542,605,015	-	542,605,015
Municipal Obligations	-	10,985,771	-	10,985,771
Non-U.S. Government Agency Obligations	-	175,730,321	1,161,135	176,891,456
Sovereign Debt Obligations	-	12,985,188	-	12,985,188
U.S. Government Agency Obligations and Instrumentalities	-	309,227,968	-	309,227,968
U.S. Treasury Obligations	-	186,668,994	-	186,668,994
Short-Term Investments	-	218,901,345	-	218,901,345

Total Investments	$2,204,000	$1,457,104,602	$1,161,135	$1,460,469,737

Asset Derivatives
Futures Contracts	$927,270	$-	$-	$927,270
Swap Agreements	-	2,626,614	-	2,626,614

Total	$927,270	$2,626,614	$-	$3,553,884

Liability Derivatives
Swap Agreements	$-	$(3,120,370)	$-	$(3,120,370)

Short-Duration Bond Fund
Asset Investments
Corporate Debt	$-	$82,751,477	$-	$82,751,477
Municipal Obligations	-	1,109,732	-	1,109,732
Non-U.S. Government Agency Obligations	-	38,737,446	1,152,423	39,889,869
U.S. Government Agency Obligations and Instrumentalities	-	3,432,069	-	3,432,069
U.S. Treasury Obligations	-	13,257,990	-	13,257,990
Short-Term Investments	-	66,445,986	-	66,445,986

Total Investments	$-	$205,734,700	$1,152,423	$206,887,123

Asset Derivatives
Swap Agreements	$-	$463,452	$-	$463,452

Liability Derivatives
Futures Contracts	$(336,051)	$-	$-	$(336,051)
Swap Agreements	-	(547,957)	-	(547,957)

Total	$(336,051)	$(547,957)	$-	$(884,008)

Strategic Emerging Markets Fund
Asset Investments
Common Stock	$8,751,876	$36,087,194	$-	$44,839,070
Preferred Stock	1,347,364	1,332,900	-	2,680,264
Short-Term Investments	-	312,219	-	312,219

Total Investments	$10,099,240	$37,732,313	$-	$47,831,553

Notes to Portfolio of Investments (Unaudited) (Continued)

The following tables show Funds with certain assets and liabilities, which approximate fair value and would be categorized at Level 2 as of September 30, 2013.

	Blend Fund	High Yield Fund	Inflation- Protected and Income Fund	Managed Bond Fund	Short-Duration Bond Fund
Investments purchased/sold on a when-issued basis	X	X		X	X
Collateral held for reverse repurchase agreements			X
Collateral held for open futures contracts	X		X	X	X
Collateral held for open swap agreements	X		X	X	X

	China Fund	Equity Fund	Small Cap Equity Fund
Securities on loan	X	X	X

The Funds had no transfers between Level 1 and Level 2 of the fair value hierarchy at September 30, 2013. The Funds recognize transfers between the Levels as of the beginning of the year.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/12	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*		Balance as of 9/30/13	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 9/30/13
Blend Fund
Non-U.S. Government
Agency Obligations†	$866,590	$-	$-	$72,200	$-	$-	$-	$-		$938,790	$72,200
Non-U.S. Government
Agency Obligations	532,264	-	14,767	(4,211)	-	(542,820)	-	-		-	-

	$1,398,854	$-	$14,767	$67,989	$-	$(542,820)	$-	$-		$938,790	$72,200

Inflation-Protected and Income Fund
Non-U.S. Government
Agency Obligations†	$-	$-	$-	$144	$1,720,000	$-	$-	$-		$1,720,144	$144
Non-U.S. Government
Agency Obligations	2,630,208	-	(29,409)	24,867	-	(1,305,666)	-	(1,320,000	)**	-	-

	$2,630,208	$-	$(29,409)	$25,011	$1,720,000	$(1,305,666)	$-	$(1,320,000)		$1,720,144	$144

Managed Bond Fund
Non-U.S. Government
Agency Obligations†	$1,071,835	$-	$-	$89,300	$-	$-	$-	$-		$1,161,135	$89,300
Non-U.S. Government
Agency Obligations	3,383,177	-	55,174	(11,596)	-	(2,676,755)		(750,000	)**	-	-

	$4,455,012	$-	$55,174	$77,704	$-	$(2,676,755)	$-	$(750,000)		$1,161,135	$89,300

Short-Duration Bond Fund
Non-U.S. Government
Agency Obligations†	$205,245	$-	$-	$17,178	$930,000	$-	$-	$-		$1,152,423	$17,178
Non-U.S. Government
Agency Obligations	608,260	-	(3,216)	1,974	210,000	(357,018)	-	(460,000	)**	-	-

	$813,505	$-	$(3,216)	$19,152	$1,140,000	$(357,018)	$-	$(460,000)		$1,152,423	$17,178

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Balance as of 12/31/12		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)		Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 9/30/13	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 9/30/13
Small Cap Equity Fund
Common Stock	$-	***	$-	$-	$-	$-	$-	††	$-	$-	$-	$-
Rights	4		-	-	(4)	-	-	††	-	-	-	-

	$4		$-	$-	$(4)	$-	$-		$-	$-	$-	$-

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Level 3 and Level 2 as a result of securities receiving a price directly from a pricing service rather than being fair valued in good faith in accordance with procedures approved by the Trustees.
***	Represents security at $0 value as of December 31, 2012.
†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.
††	Represents security at $0 value at the time of sale.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s).

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at September 30, 2013, the following table shows how the Fund used these derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Blend Fund	Inflation- Protected and Income Fund	Managed Bond Fund	Short-Duration Bond Fund
Futures Contracts*
Hedging/Risk Management	A	A	A	A
Duration/Credit Quality Management	A	A	A	A
Substitution for Direct Investment	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M

Interest Rate Swaps**
Hedging/Risk Management	A	A	A	A
Duration Management	M	M	M	M
Asset/Liability Management	M	M	M	M
Substitution for Direct Investment	M	M	M	M
Intention to Create Investment Leverage in Portfolio	M	M	M	M

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	Blend Fund	Inflation- Protected and Income Fund	Managed Bond Fund	Short-Duration Bond Fund
Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	A		A	A
Duration/Credit Quality Management	A		A	A
Income	A		A	A
Substitution for Direct Investment	A		A	A
Intention to Create Investment Leverage in Portfolio	A		M	M

*	Includes any options purchased or written on futures contracts, if applicable.
**	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

At September 30, 2013, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Interest Rate Risk	Total
Blend Fund
Asset Derivatives
Futures Contracts	$-	$219,605	$219,605
Swap Agreements	-	448,274	448,274

Total Value	$-	$667,879	$667,879

Liability Derivatives
Swap Agreements	$(115,475)	$(416,807)	$(532,282)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	165	165
Swap Agreements	$9,530,000	$53,275,000	$62,805,000

Inflation-Protected and Income Fund
Asset Derivatives
Swap Agreements	$-	$907,253	$907,253

Liability Derivatives
Futures Contracts	$-	$(30,367)	$(30,367)
Swap Agreements	-	(928,746)	(928,746)

Total Value	$-	$(959,113)	$(959,113)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	53	53
Swap Agreements	$-	$103,900,000	$103,900,000

Managed Bond Fund
Asset Derivatives
Futures Contracts	$-	$927,270	$927,270
Swap Agreements	-	2,626,614	2,626,614

Total Value	$-	$3,553,884	$3,553,884

Liability Derivatives
Swap Agreements	$(678,552)	$(2,441,818)	$(3,120,370)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Interest Rate Risk	Total
Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	804	804
Swap Agreements	$56,000,000	$312,125,000	$368,125,000

Short-Duration Bond Fund
Asset Derivatives
Swap Agreements	$-	$463,452	$463,452

Liability Derivatives
Futures Contracts	$-	$(336,051)	$(336,051)
Swap Agreements	(117,171)	(430,786)	(547,957)

Total Value	$(117,171)	$(766,837)	$(884,008)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	159	159
Swap Agreements	$9,670,000	$54,800,000	$64,470,000

†	Amount(s) disclosed represent number of contracts for futures contracts, or notional amounts for swap agreements at September 30, 2013.

Further details regarding the derivatives and other investments held by the Funds at September 30, 2013, are discussed below.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open futures contracts at September 30, 2013:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Blend Fund
Futures Contracts — Long
U.S. Treasury Note 2 Year	12/31/13	55	$12,114,610	$30,955
U.S. Treasury Note 5 Year	12/31/13	110	13,315,156	188,650

				$219,605

Inflation-Protected and Income Fund
Futures Contracts — Short
U.S. Treasury Bond 30 Year	12/19/13	3	$(400,125)	$(102)
U.S. Treasury Ultra Long Bond	12/19/13	2	(284,188)	(131)
U.S. Treasury Note 2 Year	12/31/13	48	(10,572,750)	(30,134)

				$(30,367)

Managed Bond Fund
Futures Contracts — Long
U.S. Treasury Note 2 Year	12/31/13	380	$83,700,938	$200,110
U.S. Treasury Note 5 Year	12/31/13	424	51,323,875	727,160

				$927,270

Short-Duration Bond Fund
Futures Contracts — Short
U.S. Treasury Note 10 Year	12/19/13	78	$(9,858,469)	$(195,902)
U.S. Treasury Note 5 Year	12/31/13	81	(9,804,797)	(140,149)

				$(336,051)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the

Notes to Portfolio of Investments (Unaudited) (Continued)

buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse; the initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on a Fund’s Statement of Operations. Only a limited number of transactions are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

The Fund(s) listed in the following table had open swap agreements at September 30, 2013. A Fund’s current exposure to a counterparty is the fair value of the agreement.

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Blend Fund*
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	$9,530,000	6/20/18	(1.000)%	CDX.NA.IG.20†	$149	$(115,624)	$(115,475)

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
Centrally Cleared Swaps
	USD	$34,250,000	8/23/18	Fixed 1.756%	3-Month USD- LIBOR-BBA	$(416,807)	$-	$(416,807)
	USD	19,025,000	8/23/23	3-Month USD- LIBOR-BBA	Fixed 3.011%	448,274	-	448,274

						31,467	-	31,467

Inflation-Protected and Income Fund**
Interest Rate Swaps
Centrally Cleared Swaps
	USD	5,550,000	8/05/14	Fixed 0.337%	3-Month USD- LIBOR-BBA	$(1,599)	$-	$(1,599)
	USD	5,550,000	8/13/14	Fixed 0.328%	3-Month USD- LIBOR-BBA	(926)	-	(926)
	USD	29,825,000	8/23/18	Fixed 1.756%	3-Month USD- LIBOR-BBA	(362,957)	-	(362,957)
	USD	29,825,000	8/28/18	Fixed 1.900%	3-Month USD- LIBOR-BBA	(563,264)	-	(563,264)
	USD	16,575,000	8/23/23	3-Month USD- LIBOR-BBA	Fixed 3.011%	390,546	-	390,546
	USD	16,575,000	8/28/23	3-Month USD- LIBOR-BBA	Fixed 3.096%	516,707	-	516,707

						(21,493)	-	(21,493)

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Managed Bond Fund***
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	$56,000,000	6/20/18	(1.000)%	CDX.NA.IG.20†	$877	$(679,429)	$(678,552)

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
Centrally Cleared Swaps
	USD	$200,650,000	8/23/18	Fixed 1.756%	3-Month USD-LIBOR-BBA	$(2,441,818)	$-	$(2,441,818)
	USD	111,475,000	8/23/23	3-Month USD- LIBOR-BBA	Fixed 3.011%	2,626,614	-	2,626,614

						184,796	-	184,796

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Short-Duration Bond Fund****
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	$9,670,000	6/20/18	(1.000)%	CDX.NA.IG.20†	$8,929	$(126,100)	$(117,171)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
Centrally Cleared Swaps
	USD	$35,225,000	8/23/18	Fixed 1.758%	3-Month USD-LIBOR-BBA	$(430,786)	$-	$(430,786)
	USD	19,575,000	8/23/23	3-Month USD-LIBOR-BBA	Fixed 3.013%	463,452	-	463,452

						32,666	-	32,666

USD	U.S. Dollar
*	Collateral for swap agreements held by Goldman Sachs & Co. amounted to $360,316 in securities at September 30, 2013.
**	Collateral for swap agreements held by Goldman Sachs & Co. amounted to $530,861 in securities at September 30, 2013.
***	Collateral for swap agreements held by Goldman Sachs & Co. amounted to $2,063,181 in securities at September 30, 2013.
****	Collateral for swap agreements held by Goldman Sachs & Co. amounted to $370,559 in securities at September 30, 2013.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual

Notes to Portfolio of Investments (Unaudited) (Continued)

relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At September 30, 2013, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty.

Reverse repurchase agreements generally create investment leverage. If the counterparty in such a transaction files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

The Fund(s) listed in the following table had open reverse repurchase agreements at September 30, 2013:

Description	Value
Inflation-Protected and Income Fund
Agreement with Banque Paribas, dated 7/09/13, 0.130%, to be repurchased on demand until 10/09/13 at value plus accrued interest.	$13,118,000
Agreement with Banque Paribas, dated 7/10/13, 0.130%, to be repurchased on demand until 10/10/13 at value plus accrued interest.	5,646,000
Agreement with Banque Paribas, dated 7/10/13, 0.140%, to be repurchased on demand until 10/10/13 at value plus accrued interest.	10,551,000
Agreement with Banque Paribas, dated 7/25/13, 0.140%, to be repurchased on demand until 10/23/13 at value plus accrued interest.	5,267,000
Agreement with Banque Paribas, dated 8/15/13, 0.150%, to be repurchased on demand until 11/14/13 at value plus accrued interest.	5,534,000
Agreement with Banque Paribas, dated 9/05/13, 0.140%, to be repurchased on demand until 11/05/13 at value plus accrued interest.	27,095,000
Agreement with Banque Paribas, dated 9/13/13, 0.140%, to be repurchased on demand until 11/13/13 at value plus accrued interest.	10,137,000

Notes to Portfolio of Investments (Unaudited) (Continued)

Description	Value
Inflation-Protected and Income Fund (Continued)
Agreement with Barclays Bank PLC, dated 9/20/13, 0.140%, to be repurchased on demand until 11/19/13 at value plus accrued interest.	$11,290,938
Agreement with Daiwa Securities, dated 7/26/13, 0.160%, to be repurchased on demand until 10/25/13 at value plus accrued interest.	6,380,000
Agreement with Deutsche Bank AG, dated 7/10/13, 0.160%, to be repurchased on demand until 10/10/13 at value plus accrued interest.	10,888,850
Agreement with Deutsche Bank AG, dated 7/24/13, 0.170%, to be repurchased on demand until 10/23/13 at value plus accrued interest.	9,538,928
Agreement with Deutsche Bank AG, dated 9/12/13, 0.160%, to be repurchased on demand until 1/10/14 at value plus accrued interest.	16,787,380
Agreement with Deutsche Bank AG, dated 9/19/13, 0.160%, to be repurchased on demand until 11/19/13 at value plus accrued interest.	2,520,277
Agreement with Goldman Sachs & Co., dated 7/26/13, 0.160%, to be repurchased on demand until 10/25/13 at value plus accrued interest.	17,223,325
Agreement with Goldman Sachs & Co., dated 8/13/13, 0.150%, to be repurchased on demand until 11/13/13 at value plus accrued interest.	14,552,713
Agreement with Goldman Sachs & Co., dated 8/21/13, 0.150%, to be repurchased on demand until 11/21/13 at value plus accrued interest.	10,222,021
Agreement with HSBC Finance Corp., dated 7/10/13, 0.160%, to be repurchased on demand until 10/10/13 at value plus accrued interest.	16,906,100
Agreement with HSBC Finance Corp., dated 7/25/13, 0.120%, to be repurchased on demand until 10/24/13 at value plus accrued interest.	31,065,500
Agreement with HSBC Finance Corp., dated 8/14/13, 0.140%, to be repurchased on demand until 10/10/13 at value plus accrued interest.	1,122,500
Agreement with HSBC Finance Corp., dated 8/16/13, 0.150%, to be repurchased on demand until 11/15/13 at value plus accrued interest.	17,961,750
Agreement with HSBC Finance Corp., dated 9/06/13, 0.150%, to be repurchased on demand until 1/03/14 at value plus accrued interest.	5,937,500
Agreement with HSBC Finance Corp., dated 9/12/13, 0.130%, to be repurchased on demand until 11/12/13 at value plus accrued interest.	28,171,750
Agreement with Morgan Stanley, dated 8/14/13, 0.140%, to be repurchased on demand until 10/11/13 at value plus accrued interest.	20,651,470
Agreement with Morgan Stanley, dated 9/06/13, 0.160%, to be repurchased on demand until 10/04/13 at value plus accrued interest.	1,155,332

$299,724,334

Average balance outstanding	$273,949,198
Maximum balance outstanding	$363,484,960
Average interest rate	0.21%
Weighted average maturity	57 days

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions

Notes to Portfolio of Investments (Unaudited) (Continued)

until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

Securities Lending

The Blend Fund, China Fund, Equity Fund, High Yield Fund, Inflation-Protected and Income Fund, Managed Bond Fund, Short-Duration Bond Fund, Small Cap Equity Fund, and Strategic Emerging Markets Fund may lend their securities to qualified brokers, under the terms of a master netting agreement. Securities lending cannot exceed 10% of the total assets of the Managed Bond Fund taken at current value, and 33% of the total assets of the Blend Fund, China Fund, Equity Fund, High Yield Fund, Inflation-Protected and Income Fund, Short-Duration Bond Fund, Small Cap Equity Fund, and Strategic Emerging Markets Fund, respectively, taken at current value.

The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the borrower, as well as a share of the income earned on investment of the cash collateral received for the loan of securities.

Notes to Portfolio of Investments (Unaudited) (Continued)

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities

Each of the China Fund and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Notes to Portfolio of Investments (Unaudited) (Continued)

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly for the Blend Fund, High Yield Fund, Inflation-Protected and Income Fund, Managed Bond Fund, and Short-Duration Bond Fund and annually for the China Fund, Equity Fund, Small Cap Equity Fund, and Strategic Emerging Markets Fund, and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At September 30, 2013, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Blend Fund	$536,626,257	$147,279,880	$(4,327,267)	$142,952,613
China Fund	20,223,824	2,504,211	(392,130)	2,112,081
Equity Fund	639,448,889	142,987,879	(3,869,831)	139,118,048
High Yield Fund	149,998,389	3,415,942	(1,808,753)	1,607,189
Inflation-Protected and Income Fund	673,591,772	16,828,393	(8,362,476)	8,465,917
Managed Bond Fund	1,445,086,583	35,879,457	(20,496,303)	15,383,154
Short-Duration Bond Fund	206,285,296	2,314,283	(1,712,456)	601,827
Small Cap Equity Fund	84,683,417	30,090,257	(1,282,163)	28,808,094
Strategic Emerging Markets Fund	45,676,623	4,106,264	(1,951,334)	2,154,930

Note: The aggregate cost for investments for the Money Market Fund at September 30, 2013, is the same for financial reporting and federal income tax purposes.

4.	New Accounting Pronouncements

On June 7, 2013, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2013-08, Financial Services — Investment Companies (Topic 946): “Amendments to the Scope, Measurement, and Disclosure Requirements” (“ASU 2013-08”). ASU 2013-08 sets forth a new approach for determining whether a public or private company is an investment company and sets certain measurement and disclosure requirements for an investment company. ASU 2013-08 is effective in annual reporting periods beginning on or after December 15, 2013, and for interim periods within those annual reporting periods. Management is currently evaluating the implications of these changes and their impact on the financial statements.

5. Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

Notes to Portfolio of Investments (Unaudited) (Continued)

The potential amounts sought to be recovered from the Blend Fund and Small Cap Equity Fund, plus interest and the Official Committee’s court costs, are approximately $207,400 and $93,500, respectively.

In addition, on June 2, 2011, the Blend Fund was named as a defendant in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

6. Subsequent Events

Management has evaluated the events and transactions subsequent to September 30, 2013, through the date when the Portfolios of Investments were issued, and determined that there are no material events or transactions that would require adjustments to or disclosures in the Funds’ Portfolios of Investments other than those disclosed below.

Effective October 1, 2013, OppenheimerFunds, Inc. replaced Baring International Investment Limited as subadviser to the Strategic Emerging Markets Fund.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund II

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer
Date	11/27/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer
Date	11/27/13

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	11/27/13